Filed with the Securities and Exchange Commission on May 1, 2002

                                                      Registration No. 333-34199

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6


                        POST-EFFECTIVE AMENDMENT NO. 8 TO
         FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
               OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


A.  Exact name of trust: Variable Account II

B.  Name of depositor:   AIG Life Insurance Company

C.  Complete address of depositor's principal executive offices:
    One Alico Plaza, 600 King Street, Wilmington, DE 19801


D.  Name and address of agent for service:
    Kenneth D. Walma, Vice President
    One Alico Plaza
    600 King Street
    Wilmington, DE 19801

COPIES TO:
Michael Berenson, Esq.         and     Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius LLP            Senior Vice President and General Counsel
1111 Pennsylvania Ave., NW             American International Group, Inc.
Washington, DC 20004                   70 Pine Street
                                       New York, NY  10270


It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485


|X|   on May 1, 2002 pursuant to paragraph (b) of Rule 485


|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.  Title and amount of securities being registered:

    Flexible Premium Variable Life Insurance Policies.

F.  Approximate date of proposed public offering:

    As soon as practicable after the effective date of this Registration Statement.

G.  Amount of Filing Fee: N/A

                                                      AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-302-594-2708


                             Executive Advantage(SM)
              Group Flexible Premium Variable Universal Life Policy

AIG Life Insurance Company is offering life insurance coverage under the group flexible premium variable universal life policy. The policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the policy in this prospectus is fully applicable to your certificate and the word "policy" includes any such certificate.

The policy allows you as the owner of the policy, within limits, to:

      o Select the Face Amount of life insurance. You may, within limits, change your initial selection as your insurance needs change.

      o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

      o Allocate premium payments and your Account Value among the variable investment options and the guaranteed investment option.

      o Receive payments from your policy while the Insured is alive through loans, partial surrenders, or full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this document is accurate or complete. Any representation to the contrary is a criminal offense.

Investments in these contracts are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency. Any investment in the contract involves certain investment risks which may include the possible loss of principal.

                                   May 1, 2002

                               Investment Options

---------------------------
Variable Investment Options     The    Variable    Account   is   divided   into
                                subaccounts.  Each subaccount  invests in shares
                                of a specific  portfolio  or fund listed  below.
                                The prospectuses  for these  investment  options
                                contain  additional  information you should read
                                before investing. Please read these prospectuses
                                carefully.
---------------------------

Alliance Variable Product Series Fund, Inc.

o     Growth Portfolio (Class A)

o     Growth and Income Portfolio (Class A)

o     Americas Government Income Portfolio (Class A)
      (formerly North American Government Income Portfolio)

o     Premier Growth Portfolio (Class A)

o     Quasar Portfolio (Class A)

American Century Variable Portfolios, Inc.

o     VP Income and Growth Portfolio

o     VP International Portfolio

Berger Institutional Products Trust

o     IPT - Small Company Growth Fund

Credit Suisse Trust

o     Emerging Growth Portfolio

o     Emerging Markets Portfolio

o     Global Post-Venture Capital Portfolio

o     International Focus Portfolio

o     Small Cap Growth Portfolio

o     Large Cap Value Portfolio

Fidelity Variable Insurance Products Fund

o     VIP Balanced Portfolio (Initial Class)

o     VIP Contrafund Portfolio (Initial Class)

o     VIP Index 500 Portfolio (Initial Class)

Franklin Templeton Variable Insurance Products Trust

o     Templeton Developing Markets Securities Fund-Class 2

o     Templeton Growth Securities Fund - Class 2

o     Templeton Foreign Securities Fund - Class 2
      (formerly Templeton International Securities Fund)

Goldman Sachs Variable Insurance Trust

o     CORE(SM) U.S. Equity Fund

o     International Equity Fund

Morgan Stanley Universal Institutional Funds, Inc.

o     Emerging Markets Equity Portfolio

o     Core Plus Fixed Income Portfolio

o     High Yield Portfolio

o     Mid Cap Growth Portfolio

o     Mid Cap Value Portfolio

o     Money Market Portfolio

o     Technology Portfolio

Neuberger  Berman Advisers Management Trust

o     AMT Partners Portfolio

PIMCO Variable Insurance Trust

o     Long-Term U.S. Government Bond Portfolio

o     Total Return Bond Portfolio

---------------------------
Guaranteed Investment Option    The  Guaranteed  Account is part of our  general
                                account.  We will  credit  interest  equal to at
                                least 4% per year,  compounded  annually on that
                                portion of Account  Value that you  allocate  to
                                the   Guaranteed   Account.   We  may,   in  our
                                discretion,  elect to  credit  a higher  rate of
                                interest. This document generally describes only
                                that portion of the Account  Value  allocated to
                                the Variable Account.
---------------------------

================================================================================
                                Table of Contents
================================================================================


SPECIAL TERMS

SUMMARY OF THE POLICY
     Overview
     Applying for a Policy
     Premium Payments
     Account Value
     Death Benefit
     Cash Benefits During the Life of the Insured
     Expenses of the Policy
     Federal Tax Considerations

PURCHASING A POLICY
     Applying for a Policy
     Your Right to Cancel the Policy
     Premium
         Restrictions on Premium
         Minimum Initial Premium
         Planned Periodic Premium
         Additional Premium
         Effect of Premium Payments
         Grace Period
         Premium Allocations
         Crediting Premium

THE INVESTMENT OPTIONS
     Variable Investment Options
     Guaranteed Investment Option

INVESTING YOUR ACCOUNT VALUE
     Determining the Account Value
     Transfers
     Dollar Cost Averaging
     Automatic Rebalancing

DEATH BENEFIT
     Life Insurance Proceeds
     Death Benefit Options
     Changes in Death Benefit Options
     Changes in Face Amount

CASH BENEFITS DURING THE INSURED'S LIFE
     Loans
     Partial Surrender
     Surrendering the Policy for Net Cash Surrender Value

PAYMENT OPTIONS FOR BENEFITS

EXPENSES OF THE POLICY
     Deductions From Premium
     Monthly Deduction From Account Value
     Deduction From Variable Account Assets
     Deductions Upon Policy Transactions
     Discount Purchase Program

OTHER POLICY PROVISIONS
     Right to Exchange
     Incontestability
     Suicide Exclusion
     Misstatement of Age or Sex
     Changes in the Policy or Benefits
     When Proceeds are Paid
     Reports to Owners
     Assignment
     Reinstatement

PERFORMANCE INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

DISTRIBUTION OF THE POLICY

ABOUT US AND THE ACCOUNTS
     The Company
     The Variable Account
     The Guaranteed Account

OUR DIRECTORS AND EXECUTIVE OFFICERS

OTHER INFORMATION
     State Regulation
     Legal Proceedings
     Legal Matters
     Published Ratings

FINANCIAL STATEMENTS

APPENDIX A

APPENDIX B

================================================================================
                                  Special Terms
================================================================================

We have capitalized some special terms we use in this document. We have defined these terms here.

We use Account Value to determine           Account  Value.  The total amount in
your policy benefits.                       the Variable  Account and Guaranteed
                                            Account attributable to your policy.

If you have a request, please write         Administrative   Office.  One  Alico
to us at this address.                      Plaza,  P.O.  Box 8718,  Wilmington,
                                            Delaware 19801.

                                            Attained  Age. The  Insured's age as
                                            of the  Policy  Date plus the number
                                            of completed  policy years since the
                                            Policy Date.

                                            Beneficiary.  The  person(s)  who is
                                            entitled   to  the  Life   Insurance
                                            Proceeds under the policy.

                                            Cash Surrender Value.  Account Value
                                            less any applicable surrender charge
                                            that   would   be   deducted    upon
                                            surrender.

                                            Code.  The Internal  Revenue Code of
                                            1986, as amended.

                                            Death  Benefit.  The  amount of life
                                            insurance  coverage,  which is based
                                            upon the death  benefit  option  you
                                            select.

You will specify the initial Face           Face Amount. The amount of insurance
Amount in your policy                       specified  by the owner and the base
application. The policy will also           for calculating the Death Benefit.
show the initial Face Amount.

                                            Grace  Period.  The  period  of time
                                            beginning  on a Monthly  Anniversary
                                            during   which   the   policy   will
                                            continue  in force even  though your
                                            Net  Cash  Surrender  Value  is less
                                            than  the  total  monthly  deduction
                                            then due.

                                            Guaranteed   Account.   An   account
                                            within  the  general  account  which
                                            consists of all of our assets  other
                                            than  the  assets  of  the  Variable
                                            Account   and   any  of  our   other
                                            separate investment accounts.

                                            Insured.  A  person  whose  life  is
                                            covered  under  the  policy.  At the
                                            time  of  application,  the  Insured
                                            must be 80 years of age or  younger,
                                            unless we agree otherwise.

We measure contestability periods           Issue  Date.  The date the policy is
from the Issue Date.                        actually  issued.  It may  be  later
                                            than the Policy Date.

                                            Life Insurance Proceeds.  The amount
                                            payable  to  a  Beneficiary  if  the
                                            Insured  dies while  coverage  under
                                            the policy is in force.

                                            Loan  Account.  The  portion  of the
                                            Account Value held in the Guaranteed
                                            Account as collateral for loans.

                                            Monthly Anniversary. The same day as
                                            the Policy Date for each  succeeding
                                            month.  If the  day  of the  Monthly
                                            Anniversary  is the 29th,  30th,  or
                                            31st  and a month  has no such  day,
                                            the Monthly Anniversary is deemed to
                                            be the last day of that month.

We use this value to determine if           Net Cash Surrender  Value.  The Cash
your policy is in force.                    Surrender Value less any Outstanding
                                            Loan.

                                            Net  Premium.  Any premium paid less
                                            any expense  charges  deducted  from
                                            the premium payment.

                                            Outstanding  Loan.  The total amount
                                            of  policy  loans,   including  both
                                            principal and accrued interest.

You may be the Owner even if you are        Owner.  The person who purchased the
not the Insured.                            policy as shown in the  application,
                                            unless later changed.

We use the Policy Date as the date          Policy Date. The date as of which we
coverage begins and to determine all        have  received  the initial  premium
anniversary dates.                          and an application in good order. If
                                            a policy is issued,  life  insurance
                                            coverage  is  effective  as  of  the
                                            Policy Date.

                                            Valuation  Date.  Each  day  the New
                                            York  Stock  Exchange  is  open  for
                                            trading.

                                            Valuation     Period.    A    period
                                            commencing with the close of trading
                                            on  the  New  York  Stock   Exchange
                                            (currently 4 pm.,  Eastern  Time) on
                                            any Valuation  Date and ending as of
                                            the  close  of the  New  York  Stock
                                            Exchange  on  the  next   succeeding
                                            Valuation Date.

                                            Variable  Account.  Variable Account
                                            II, a separate investment account of
                                            ours.

================================================================================
                              Summary of the Policy
================================================================================

Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

                                            Overview
If you select any variable                  The  policy  is a  flexible  premium
investment options, your policy             variable universal life policy. Like
benefits will vary based upon               traditional   life  insurance,   the
the returns earned by                       policy  provides an initial  minimum
those variable investment options.          death benefit and cash benefits that
The returns may be zero or negative         you  can   access   through   loans,
and you bear this risk.                     partial   surrenders   or   a   full
                                            surrender.  Unlike  traditional life
                                            insurance,  you  may  choose  how to
                                            invest your Account Value.

                                            The   policy   allows  you  to  make
                                            certain choices that will tailor the
                                            policy to your needs. When you apply
                                            for the  policy,  we will ask you to
                                            make some of these choices.  You may
                                            also  change  your  choices  to meet
                                            your changing insurance needs.

                                            Applying for a Policy

                                            You may  apply for a policy to cover
                                            a  person,   the  Insured,   who  is
                                            between  18 and  80  years  of  age,
                                            unless we determine otherwise.

Amount of life insurance benefits.          When you  apply  for a  policy,  you
                                            must  select  the Face  Amount.  The
                                            Face Amount must be at least $50,000
                                            for all Insureds.

When your coverage will become effective.   Your policy  will  become  effective
                                            after:

                                            o We accept your application.

                                            o We  receive  an  initial  premium
                                              payment in an amount we determine.

                                            o We  have  completed our review to
                                              our satisfaction.

Your right to cancel the policy.            Once you receive  your  policy,  you
                                            should read it  carefully.  You have
                                            the right to cancel  the  policy for
                                            any reason within the later of:

                                            o 45  days  after you sign Part I of
                                              the application; or,

                                            o 10 calendar days after you receive
                                              the  policy.  If  required  by the
                                              state  where  you  live,  we  will
                                              extend  the  time  period  to  the
                                              number of days required by law.

                                            Premium Payments

Minimum initial premium.                    Before your policy is effective, you
                                            must   pay   the   minimum   initial
                                            premium.   We  will   calculate  the
                                            minimum  initial  premium based on a
                                            number of factors,  such as the age,
                                            sex, and underwriting  rate class of
                                            the  proposed  Insured,  the desired
                                            Face  Amount,  and any  supplemental
                                            benefits or riders applied for.

Planned periodic premium.                   When you  apply  for a  policy,  you
                                            will  select  the  amount of premium
                                            payments  you plan to pay during the
                                            term   of  the   policy.   We   will
                                            establish a minimum for this amount.
                                            You will also select  intervals when
                                            you plan to pay this premium amount,
                                            such    as    monthly,    quarterly,
                                            semiannually, or annually.

Flexibility in premium payments.            During the term of the  policy,  you
                                            may pay premiums at any time, and in
                                            any amount, within limits. Thus, you
                                            are not  required to pay the planned
                                            periodic  premium  and you may  make
                                            payments  in addition to the planned
                                            periodic premium.

                                            Account Value

                                            We will measure your benefits  under
                                            the  policy by your  Account  Value.
                                            Your Account Value will reflect:

                                            o the premium you pay;

                                            o the   returns    earned   by   the
                                              subaccounts you select;

                                            o the interest  credited  on amounts
                                              allocated    to   the   Guaranteed
                                              Account;

                                            o any loans  or  partial surrenders;
                                              and

                                            o the policy charges and expenses we
                                              deduct.

                                            Death Benefit

Death Benefit Selections.                   When you  apply  for a  policy,  you
                                            must select:

                                            o The Face Amount.

                                            o The  death  benefit option,  which
                                              will determine the manner in which
                                              we calculate the death benefit for
                                              your policy.

                                            o The  tax   qualification   option,
                                              which will determine the manner in
                                              which we  test your  policy  under
                                              the   Code    for    meeting   the
                                              definition of life insurance.

Death Benefit Options.                      You   may  select  from   two  death
                                            benefit options:

Level Death Benefit Option.                 o Level Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            (1) Face Amount; or

                                            (2) Account  Value  on  the date  of
                                                death    multiplied    by    the
                                                appropriate    minimum     death
                                                benefit factor.

Increasing Death Benefit Option.            o Increasing Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            (1) Face  Amount  plus  the  Account
                                                Value; or

                                            (2) Account Value  on  the  date  of
                                                death    multiplied    by    the
                                                appropriate    minimum     death
                                                benefit factor.

                                            The minimum death benefit factors we
                                            use   are   based   upon   the   tax
                                            qualification  option you select and
                                            the  Attained  Age,  sex, and smoker
                                            status of the Insured.

Tax Qualification Options.                  You   may   select   from   two  tax
                                            qualification options:

                                            o  Guideline    Premium/Cash   Value
                                               Corridor Test. The minimum  death
                                               benefit factors  are  based  upon
                                               the Code.

                                            o  Cash Value Accumulation Test. The
                                               minimum death benefit factors are
                                               based upon the 1980 Commissioners
                                               Standard    Ordinary    Mortality
                                               Tables and a 4%  effective annual
                                               interest rate.

Changes You May Make.                       Within  limits,  you may  change the
                                            death benefit  option and, after the
                                            first  policy  year,  may change the
                                            Face Amount.  You may not change the
                                            tax qualification option.

                                            Cash Benefits During the Life of the
                                            Insured

                                            During the life of the Insured, your
                                            policy  has cash  benefits  that you
                                            can  access  within  limits  through
                                            loans,   partial   surrenders  or  a
                                            surrender.

                                            o  Loans -- You may  borrow  against
                                               your Net Cash Surrender  Value at
                                               any time. If  your  policy  is  a
                                               modified endowment contract,  the
                                               Code   may  treat  the  loan as a
                                               taxable distribution of income.

                                            o  Partial   Surrenders --  You  may
                                               withdraw part  of  your   Account
                                               Value  after   the   first policy
                                               year.     We   may   deduct    an
                                               administrative   charge.  If  you
                                               make  a  partial surrender during
                                               the  surrender  charge period, we
                                               will  deduct  a surrender charge.
                                               A  partial  surrender may  result
                                               in a decrease in the  Face Amount
                                               of  your  policy  depending  upon
                                               your death benefit option.

                                            o  Surrender --  You  may  surrender
                                               your  policy  for  its   Net Cash
                                               Surrender Value. If you surrender
                                               your policy during  the surrender
                                               charge  period,  we will deduct a
                                               surrender  charge.   A  surrender
                                               will terminate your policy.

Expenses reduce your returns under          Expenses  of the  Policy
the policy.

                                            We deduct  expenses  related to your
                                            policy.  These  deductions  are made
                                            from  premium,  your Account  Value,
                                            and  the  assets  of  the   Variable
                                            Account,  as well  as  upon  certain
                                            transactions.

Deductions From Premium                     We may deduct state  premium  taxes,
                                            federal deferred  acquisition charge
                                            taxes,  and sales  charges from your
                                            premium payments.  Premium taxes are
                                            charges  at  a  percent  of  premium
                                            equal to state  and  local tax rates
                                            based  on  the  Insured's  place  of
                                            residence.(1)   DAC  taxes  will  be
                                            deducted  from  Account  Value  at a
                                            rate  imposed  by  federal  tax law,
                                            currently   equivalent   to   1%  of
                                            premium.  In place of these lump sum
                                            deductions   for   premium  and  DAC
                                            taxes, we may offer optional methods
                                            of payment at the time you apply for
                                            a policy.  Total sales  charges will
                                            not exceed 9% of premium.

Deductions From Account Value
(deducted monthly)

Cost of Insurance Charge(2)                 Current COI rates will never  exceed
                                            the  1980   Commissioners   Standard
                                            Ordinary Mortality Tables.

Administrative Charge                       Current Charge - $7.00
                                            Guaranteed Charge - $10.00

                                            For  fully  underwritten   business,
                                            there is an additional charge of $20
                                            per month per  Insured for the first
                                            policy  year and the first 12 months
                                            following   an   increase   in  Face
                                            Amount.  This  charge is  guaranteed
                                            not to  exceed  $25  per  month  per
                                            Insured.

Variable Account Charge                     Mortality and Expense Risk Charge
(deducted daily and shown as an
annualized percentage of average net        Current Charge
assets)                                       Years 1-4 -- 0.65%
                                              Years 5-19 -- 0.20%
                                              Years 20+ -- 0.15%
                                            Guaranteed Charge - 1.00%

Transaction Charges

Transfer Charge                             $25  per  transfer  in  excess of 12
                                            each policy year.

Partial Surrender Administrative            lesser  of  $25 or 2%  of the amount
Charge                                      surrendered

Surrender Charge                            o  Partial/Full  Surrender -- If you
                                               request a full  surrender  during
                                               the first 14 policy years, we may
                                               deduct a surrender  charge  based
                                               on the initial  Face  Amount.  If
                                               you request a surrender within 14
                                               policy     years      immediately
                                               following  an  increase  in  Face
                                               Amount, we may deduct a surrender
                                               charge  based on the  increase in
                                               Face Amount. The surrender charge
                                               will  be   deducted   before  any
                                               surrender  proceeds are paid. The
                                               lowest   and   highest    maximum
                                               surrender  charge will range from
                                               $15.00  to $48.00  per  $1,000 of
                                               Face Amount.(3)

                                            o  Decrease in Face Amount -- We may
                                               also  deduct a  surrender  charge
                                               from  the  Account  Value  upon a
                                               decrease in Face  Amount.  If you
                                               request a decrease in Face Amount
                                               during the first 14 policy years,
                                               we will deduct a surrender charge
                                               based on the initial Face Amount.
                                               If you request a decrease  within
                                               14 years immediately following an
                                               increase in Face Amount,  we will
                                               deduct a surrender  charge  based
                                               on the increase in Face Amount.

                                            FOOTNOTES

                                            (1) We  may  deduct  a  premium  tax
                                                charge equal to the actual state
                                                and  local  tax rate  from  each
                                                premium  payment.  Typical state
                                                and  local   premium  tax  rates
                                                currently range from 2% to 3.5%.

                                            (2) Current and  guaranteed  cost of
                                                insurance  charges  are based on
                                                the issue age (or  attained  age
                                                in  the  case  of   increase  in
                                                Specified  Amount),   sex,  rate
                                                class of the Insured, and policy
                                                year.   The   current   cost  of
                                                insurance   charge   will  never
                                                exceed  the  guaranteed  cost of
                                                insurance  charge  shown  in the
                                                policy.    (See   "Charges   and
                                                Deductions  - Cost of  Insurance
                                                Charge.")

                                            (3) A policy's  surrender  charge is
                                                based on the policy year,  issue
                                                age,  sex and  smoker  status of
                                                the  Insured  and  the  policy's
                                                Face  Amount.  If a policy  were
                                                surrendered  in the ninth policy
                                                year,  a 45-year old  nonsmoking
                                                male with  $500,000  Face Amount
                                                policy,   the  surrender  charge
                                                would   be   $7,800.00.   For  a
                                                65-year-old    nonsmoking   male
                                                purchasing   a   $200,000   Face
                                                Amount  policy,   the  surrender
                                                charge    premium    would    be
                                                $5,520.00.  The Company reserves
                                                the  right to  charge  less than
                                                the maximum surrender amount, no
                                                amount   at   all,   or  even  a
                                                negative  amount,   which  would
                                                have the  effect  of  increasing
                                                the  Policy's   Cash   Surrender
                                                Value.  (See  Appendix  A  for a
                                                table of surrender charges.)

                            Annual Portfolio Expenses
                           Before Waiver/Reimbursement
                            (as of December 31, 2001)

The purpose of this table is to assist you in understanding the various portfolio costs and expenses that you may incur indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 2001, except as indicated below. Expenses of the portfolios and funds are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                                     Management        Other       12b-1       Total
                                                                        Fees         Expenses      Fees       Expenses
                                                                     ----------      --------      -----      --------
Alliance Variable Product Series Fund, Inc.
Growth Portfolio (Class A)                                               0.75%          0.10%       0.00%       0.85%
Growth and Income Portfolio (Class A)                                    0.63%          0.04%       0.00%       0.67%
Americas Government Income Portfolio (Class A)(1)                        0.65%          0.50%       0.00%       1.15%
Premier Growth Portfolio (Class A)                                       1.00%          0.04%       0.00%       1.04%
Quasar Portfolio (Class A)(1)                                            1.00%          0.16%       0.00%       1.16%

American Century Variable Portfolios, Inc.
VP Income and Growth Portfolio                                           0.70%          0.00%       0.00%       0.70%
VP International Portfolio(2)                                            1.26%          0.00%       0.00%       1.26%

Berger Institutional Products Trust
IPT - Small Company Growth Fund                                          0.85%          0.13%       0.00%       0.98%

Credit Suisse  Trust(3)
Emerging Growth Portfolio                                                0.90%          0.39%       0.00%       1.29%
Emerging Markets Portfolio                                               1.25%          0.64%       0.00%       1.89%
Global Post-Venture Capital Portfolio                                    1.25%          0.36%       0.00%       1.61%
International Focus Portfolio                                            1.00%          0.30%       0.00%       1.30%
Small Cap Growth Portfolio                                               0.90%          0.22%       0.00%       1.12%
Large Cap Value Portfolio                                                0.75%          0.49%       0.00%       1.24%

Fidelity Variable Insurance Products Fund(4)
VIP Balanced Portfolio (Initial Class)                                   0.43%          0.14%       0.00%       0.57%
VIP Contrafund Portfolio (Initial Class)                                 0.58%          0.10%       0.00%       0.68%
VIP  Index 500 Portfolio (Initial Class)                                 0.24%          0.11%       0.00%       0.35%

Franklin Templeton Variable Insurance Products Trust(8)
Templeton Developing Markets Securities Fund - Class 2                   1.25%          0.32%       0.25%       1.82%
Templeton Growth Securities Fund - Class 2(9)                            0.80%          0.05%       0.25%       1.10%
Templeton Foreign Securities Fund - Class 2 (10)                         0.69%          0.22%       0.25%       1.16%

Goldman Sachs Variable Insurance Trust(5)
CORE(SM) U.S. Equity Fund                                                0.70%          0.12%       0.00%       0.82%
International Equity Fund                                                1.00%          1.05%       0.00%       2.05%

Morgan Stanley Universal Institutional Funds(6)
Emerging Markets Equity Portfolio                                        1.25%          0.87%       0.00%       2.12%

Core Plus Fixed Income Portfolio                                         0.40%          0.31%       0.00%       0.71%
High Yield Portfolio                                                     0.50%          0.33%       0.00%       0.83%
Mid Cap Growth Portfolio                                                 0.75%          0.64%       0.00%       1.39%
Mid Cap Value Portfolio                                                  0.75%          0.35%       0.00%       1.10%
Money Market Portfolio                                                   0.30%          0.34%       0.00%       0.64%
Technology Portfolio                                                     0.80%          0.51%       0.00%       1.31%

Neuberger Berman Advisers Management Trust
AMT Partners Portfolio                                                   0.82%          0.05%       0.00%       0.87%

PIMCO Variable Insurance Trust(7)
Long-Term U.S. Government Bond Portfolio                                 0.25%          0.41%       0.00%       0.66%
Total Return Bond Portfolio                                              0.25%          0.41%       0.00%       0.66%

Expenses After Waiver/Reimbursement         1.  As a percentage of average daily
                                                net  assets,   "Total  Expenses"
                                                after  reimbursement by Alliance
                                                Capital  Management L.P. for the
                                                period ended  December 31, 2001,
                                                were    0.95%    for    Americas
                                                Government  Income and 0.95% for
                                                Quasar Portfolio.

                                            2.  This portfolio has a stepped fee
                                                schedule.   As  a  result,   the
                                                portfolio's  management fee rate
                                                generally   decreases   as   its
                                                assets increase.

                                            3.  Fee       waivers,       expense
                                                reimbursements,    or    credits
                                                reduced  some  expenses   during
                                                2001 but may be  discontinued at
                                                any time. Total annual portfolio
                                                expenses      after     waivers,
                                                reimbursements,  or credits were
                                                1.25%   for   Emerging    Growth
                                                Portfolio,  1.40%  for  Emerging
                                                Markets  Portfolio,   1.40%  for
                                                Global   Post-Venture    Capital
                                                Portfolio,       1.30%       for
                                                International  Focus  Portfolio,
                                                1.12%  for   Small  Cap   Growth
                                                Portfolio,  and  1.00% for Large
                                                Cap Value Portfolio.

                                            4.  Fidelity  Management  & Research
                                                Company  agreed to  reimburse  a
                                                portion  of  expenses   for  VIP
                                                Index 500  Portfolio  during the
                                                period. With this reimbursement,
                                                "Management     Fee,"     "Other
                                                Expenses," and "Total  Expenses"
                                                were 0.24%,  0.04% and 0.28% for
                                                VIP  Index  500  Portfolio.  For
                                                Contrafund      and     Balanced
                                                Portfolios,  actual annual class
                                                operating  expenses  were  lower
                                                because   a   portion   of   the
                                                brokerage  commissions that were
                                                paid   were   used   to   reduce
                                                expenses.  In addition,  through
                                                arrangements with the custodian,
                                                credits  realized as a result of
                                                uninvested  cash  balances  were
                                                used to reduce a portion  of the
                                                portfolios'  custodian expenses.
                                                With these offsets, the expenses
                                                were  0.64%  for VIP  Contrafund
                                                Portfolio  and  0.55%.  for  VIP
                                                Balanced    Portfolio.     These
                                                offsets may be  discontinued  at
                                                any time.

                                            5.  Goldman  Sachs Asset  Management
                                                and    Goldman    Sachs    Asset
                                                Management   International  have
                                                voluntarily  agreed to reduce or
                                                limit      certain      expenses
                                                (excluding    management   fees,
                                                taxes,  interest  and  brokerage
                                                fees,      and       litigation,
                                                indemnification     and    other
                                                extraordinary  expenses)  to the
                                                extent such expenses  exceed the
                                                percentage   stated   below  (as
                                                calculated  per  annum)  of each
                                                Fund's respective  average daily
                                                net    assets.     With    these
                                                limitations   described   above,
                                                "Other   Expenses"   and  "Total
                                                Expenses"  are 0.11% and  0.81%,
                                                respectively,   for the CORE(SM)
                                                U.S.  Equity  Fund and 0.35% and
                                                1.35%,  respectively,   for  the
                                                International  Equity Fund.  The
                                                investment      advisers     may
                                                discontinue    or   modify   any
                                                limitations in the future at its
                                                discretion.

                                            6.  The   investment   adviser   has
                                                voluntarily  agreed to waive its
                                                investment  advisory fees and to
                                                reimburse  the   portfolios  for
                                                certain   expenses.   With  such
                                                waivers/reimbursements,   "Total
                                                Expenses"  were  1.85%  for  the
                                                Emerging      Markets     Equity
                                                Portfolio;  0.70%  for the  Core
                                                Plus  Fixed  Income   Portfolio;
                                                0.80%   for   the   High   Yield
                                                Portfolio, 1.05% for the Mid Cap
                                                Growth Portfolio;  1.05% for the
                                                Mid Cap Value  Portfolio;  0.55%
                                                for the Money Market  Portfolio,
                                                and  1.17%  for  the  Technology
                                                Portfolio.   The   adviser   may
                                                terminate this voluntary  waiver
                                                at  any   time   at   its   sole
                                                discretion.

                                            7.  "Other Expenses" reflect a 0.25%
                                                administrative   fee,   a  0.15%
                                                service     fee,    and    0.01%
                                                representing the portfolio's pro
                                                rata Trustees'  fees.  PIMCO has
                                                contractually  agreed  to reduce
                                                total annual portfolio operating
                                                expenses   to  the  extent  they
                                                would exceed, due to the payment
                                                of  organizational  expenses and

                                                Trustees' fees,  0.65% and 0.65%
                                                respectively  of  average  daily
                                                net   assets  for  each  of  the
                                                Long-Term U.S.  Government  Bond
                                                and    Total     Return     Bond
                                                Portfolios.  Under  the  Expense
                                                Limitation Agreement,  PIMCO may
                                                recoup    these    waivers   and
                                                reimbursements     in     future
                                                periods,   not  exceeding  three
                                                years,  provided total expenses,
                                                including  such  recoupment,  do
                                                not exceed  the  annual  expense
                                                limit.

                                            8.  Class 2 shares of the  portfolio
                                                have  a  distribution   plan  or
                                                "Rule   12b-1   Plan"  which  is
                                                described    in    the    Funds'
                                                prospectus.


                                            9.  The fund  administration  fee is
                                                paid   indirectly   through  the
                                                management fee.

                                            10. The   manager   has   agreed  in
                                                advance  to  make  an  estimated
                                                reduction of 0.01% of its fee to
                                                reflect     reduced     services
                                                resulting    from   the   fund's
                                                investment    in   a    Franklin
                                                Templeton   money   fund.   This
                                                reduction  is  required  by  the
                                                fund's  Board of Trustees and an
                                                order  of  the   Securities  and
                                                Exchange  Commission.  With this
                                                reduction,   the  total   annual
                                                operating  expense are estimated
                                                to be 1.15%.

                           Federal Tax Considerations

You should consider the impact of           Your  purchase of, and  transactions
the Code.                                   under,  your  policy  may  have  tax
                                            consequences    that   you    should
                                            consider   before   purchasing   the
                                            policy.  You may wish to  consult  a
                                            tax  adviser.  In general,  the Life
                                            Insurance   Proceeds   will  not  be
                                            taxable  income to the  Beneficiary.
                                            You   will  not  be  taxed  as  your
                                            Account  Value  increases.   Upon  a
                                            distribution   from   your   policy,
                                            however,  you  may be  taxed  on any
                                            increase in Account Value.

================================================================================
                               Purchasing a Policy
================================================================================

                                            Applying for a Policy

                                            To  purchase  a  policy,   you  must
                                            complete an  application  and submit
                                            it to us. You must  specify  certain
                                            information   in  the   application,
                                            including the Face Amount, the death
                                            benefit   option  and   supplemental
                                            benefit riders,  if any. We may also
                                            require  information to determine if
                                            the Insured is an acceptable risk to
                                            us.   We  may   require   a  medical
                                            examination  of the  Insured and ask
                                            for additional information.

Our age requirement for the Insured.        You may  apply for a policy to cover
                                            a  person  who is at least 18 but no
                                            more than 80 years of age.

The minimum Face Amount.                    The  Face  Amount  must be at  least
                                            $50,000, for each Insured.

We require a minimum initial premium.       We  require  that you pay a  minimum
                                            initial premium before we will issue
                                            the policy.  You may pay the minimum
                                            initial  premium when you submit the
                                            application or at a later date.

                                            We will not issue a policy  until we
                                            have  accepted the  application.  We
                                            reserve   the  right  to  reject  an
                                            application for any reason or "rate"
                                            an Insured as a substandard risk.

When your coverage will be effective.       Your  policy will  become  effective
                                            after:

                                            o We accept your application.

                                            o We  receive  an  initial   premium
                                              payment in an amount we determine.

                                            o We have  completed our  review  of
                                              your     application     to    our
                                              satisfaction.

                                            Your Right to Cancel the Policy

Period to Examine and Cancel.               Once you receive  your  policy,  you
                                            should read the policy. You have the
                                            right to cancel  the  policy for any
                                            reason within the later of:

                                            o 45  days  after you sign Part I of
                                              the application; or

                                            o 10 calendar days after you receive
                                              the  policy.  If  required by  the
                                              state  where  you  live,  we  will
                                              extend  the  time  period  to  the
                                              number of days required by law.

                                            This is your  "Period to Examine and
                                            Cancel."  Your right to cancel  also
                                            applies   to  the   amount   of  any
                                            increase in Face Amount.

How to cancel your policy.                  You  may   cancel   the   policy  by
                                            returning  it to our  Administrative
                                            Office or to your  agent  within the
                                            applicable   time   with  a  written
                                            request  for  cancellation.   Unless
                                            otherwise  required  by law, we will
                                            refund you the  premium  paid on the
                                            policy.  Thus,  the amount we return
                                            will not  reflect the returns of the
                                            subaccounts  you  selected  in  your
                                            application.

                                            Premium

                                            The policy  allows you to select the
                                            timing   and   amount   of   premium
                                            payments within limits. Send premium
                                            payments   to   our   Administrative
                                            Office.

All your premium payments must              Restrictions on Premium.  We may not
comply with our requirements.               accept any premium payment:

                                            o   If it is less than $50.

                                            o   If the  premium  would cause the
                                                policy to fail to  qualify  as a
                                                life   insurance   contract   as
                                                defined in  Section  7702 of the
                                                Code, we will refund any portion
                                                of any  premium  that causes the
                                                policy to fail. In addition,  we
                                                will monitor the policy and will
                                                attempt   to  notify  you  on  a
                                                timely  basis if your  policy is
                                                in   jeopardy   of   becoming  a
                                                modified    endowment   contract
                                                under the Code.

                                            o   If the  premium  would  increase
                                                the  amount  of our  risk  under
                                                your policy by an amount greater
                                                than  that  premium  amount.  In
                                                such   cases,   we  may  require
                                                satisfactory     evidence     of
                                                insurability   before  accepting
                                                that premium.

Types of premium payments                   Minimum  Initial  Premium.  We  will
                                            calculate   the   minimum    initial
                                            premium.  The  amount  is based on a
                                            number  of  factors,  including  the
                                            age, sex, and underwriting  class of
                                            the  proposed  Insured,  the desired
                                            Face  Amount,  and any  supplemental
                                            benefits or riders applied for.

We establish a minimum planned              Planned Periodic  Premium.  When you
periodic premium.                           apply  for a  policy,  you  select a
                                            plan for paying  level  premiums  at
                                            specified  intervals.  The intervals
                                            may    be    monthly,     quarterly,
                                            semiannually,  or  annually  for the
                                            life   of  the   policy.   We   will
                                            establish a minimum  amount that may
                                            be  used  as  the  planned  periodic
                                            premium.  We  may  recalculate  this
                                            minimum amount if the Face Amount of
                                            the   policy   is    increased    or
                                            decreased.

                                            You are not required to pay premiums
                                            in   accordance   with  this   plan.
                                            Rather,  you  can  pay  more or less
                                            than the planned periodic premium or
                                            skip  a  planned   periodic  premium
                                            entirely.

                                            At  any  time  you  can  change  the
                                            amount and  frequency of the planned
                                            periodic   premium   by   sending  a
                                            written notice to our Administrative
                                            Office.

                                            Additional    Premium.    Additional
                                            premiums  are  premiums  other  than
                                            planned     premiums.     Additional
                                            premiums  may be paid in any  amount
                                            and at any time subject to the Code.

                                            Depending  on the  Account  Value at
                                            the time of an  increase in the Face
                                            Amount   and  the   amount   of  the
                                            increase  requested,  an  additional
                                            premium  may be  needed  to  prevent
                                            your policy from terminating.

Paying premiums may not ensure that         Effect  of  Premium   Payments.   In
your policy remains in force.               general, paying all planned periodic
                                            premiums may not prevent your policy
                                            from  lapsing.  In addition,  if you
                                            fail  to pay  any  planned  periodic
                                            premium,   your   policy   will  not
                                            necessarily lapse.

                                            Your policy will lapse only when the
                                            Net  Cash   Surrender   Value  on  a
                                            Monthly Anniversary is less than the
                                            amount   of  that   date's   monthly
                                            deduction.  This could happen if the
                                            Net   Cash   Surrender   Value   has
                                            decreased because:

                                            o   of  the   negative   return   or
                                                insufficient  return  earned  by
                                                one or more  of the  subaccounts
                                                you selected; or

                                            o   of   any   combination   of  the
                                                following     --    you     have
                                                Outstanding   Loans,   you  have
                                                taken  partial  surrenders,   we
                                                have deducted  policy  expenses,
                                                or you  have  made  insufficient
                                                premium  payments  to offset the
                                                monthly deduction.

Your policy will not terminate              Grace Period. In order for insurance
immediately after your Account Value        coverage to remain in force, the Net
is insufficient.                            Cash Surrender Value on each Monthly
                                            Anniversary  must  be  equal  to  or
                                            greater   than  the  total   monthly
                                            deductions    for    that    Monthly
                                            Anniversary.  If it is not, you have
                                            a Grace  Period  of 61  days  during
                                            which the policy  will  continue  in
                                            force.  The Grace  Period  begins on
                                            the Monthly Anniversary that the Net
                                            Cash  Surrender  Value is less  than
                                            the total  monthly  deductions  then
                                            due.   If  we  do  not   receive   a
                                            sufficient premium before the end of
                                            the Grace  Period,  the policy  will
                                            terminate without value.

                                            We will  send you a  written  notice
                                            within 30 days of the  beginning  of
                                            any Grace  Period.  The notice  will
                                            state that a Grace Period of 61 days
                                            has begun.

How much you must pay to prevent            The  amount of premium  required  to
your policy from terminating.               prevent your policy from terminating
                                            is equal  to the  amount  needed  to
                                            increase  the  Net  Cash   Surrender
                                            Value  sufficiently  to cover  total
                                            monthly   deductions  for  the  next
                                            three (3) Monthly Anniversaries.

                                            If the Insured dies during the Grace
                                            Period,  we will  still pay the Life
                                            Insurance     Proceeds     to    the
                                            Beneficiary.  The amount we pay will
                                            reflect a  reduction  for the unpaid
                                            monthly  deductions due on or before
                                            the date of the Insured's death.

                                            If  your   policy   lapses  with  an
                                            Outstanding   Loan   you  may   have
                                            taxable income.

                                            Premium    Allocations.    In    the
                                            application,    you    specify   the
                                            percentage  of  Net  Premium  to  be
                                            allocated  to  each  subaccount  and
                                            Guaranteed Account.  However,  until
                                            the  period to  examine  and  cancel
                                            expires,  we invest  this  amount in
                                            the Money Market Subaccount.  On the
                                            first  business day after the period
                                            expires,  we  will  reallocate  your
                                            Account  Value  based on the premium
                                            allocation   percentages   in   your
                                            application.

                                            For all subsequent premiums, we will
                                            use the allocation  percentages  you
                                            specified in the  application  until
                                            you change them.  You can change the
                                            allocation  percentages  at any time
                                            by  sending  written  notice  to our
                                            Administrative  Office.  The  change
                                            will apply to all  premium  received
                                            with or after your notice.

                                            Allocation  Rules.  Your  allocation
                                            instructions must meet the following
                                            requirements:

                                            o Each allocation percentage must be
                                              a whole number;

                                            o Any  allocation  to  a  subaccount
                                              must be at least 5%; and

                                            o the sum of  your allocations  must
                                              equal 100%.

                                            Crediting Premium.  Your initial Net
                                            Premium  will  be  credited  to your
                                            Account Value as of the Policy Date.
                                            We will credit and invest subsequent
                                            Net  Premiums on the date we receive
                                            the  premium or notice of deposit at
                                            our  Administrative  Office. We will
                                            process  premiums  at the price next
                                            computed  after  receipt of premium.
                                            Premiums   received   by  4:00   pm,
                                            Eastern  Time,  on a Valuation  Date
                                            will be  processed  as of that  day.
                                            Premiums  received  after  4:00  pm,
                                            Eastern  Time,  on a Valuation  Date
                                            will  be  processed  as of the  next
                                            Valuation Date.

                                            If any premium requires us to accept
                                            additional  risk,  we will  allocate
                                            this  amount  to  the  Money  Market
                                            Subaccount  until  we  complete  our
                                            underwriting.  When accepted, and at
                                            the end of the period to examine and
                                            cancel the policy,  we will allocate
                                            it   in    accordance    with   your
                                            allocation percentages.

================================================================================
                             The Investment Options
================================================================================

                                            You  may allocate your Account Value
                                            to:

                                            o the subaccounts  which  invest  in
                                              the variable investmentoptions; or

                                            o the Guaranteed Account.

                                            Variable Investment Options

                                            Under the policy,  you may currently
                                            allocate your Account Value into any
                                            of the available  subaccounts.  Each
                                            subaccount  invests  in  shares of a
                                            corresponding  portfolio  of a fund.
                                            These portfolios  operate  similarly
                                            to  a  mutual   fund  but  are  only
                                            available  through  the  purchase of
                                            certain  insurance  contracts.   The
                                            funds   may   also   include   other
                                            portfolios  which are not  available
                                            under the policy.

                                            There  is no  assurance  that any of
                                            the  portfolios  will achieve  their
                                            stated objective. Owners are advised
                                            to  read   the   fund   prospectuses
                                            accompanying   this  prospectus  for
                                            more detailed information  regarding
                                            management   of   the    portfolios,
                                            investment  objectives,   investment
                                            advisory  fees,  and  other  charges
                                            assessed by the funds.

                                            The investment advisers to the funds
                                            may   compensate  us  for  providing
                                            administrative      services      in
                                            connection   with   the   portfolios
                                            offered   under  the  policy.   Such
                                            compensation   would  be  paid  from
                                            adviser assets.

Alliance Variable Products Series           Growth Portfolio  provides long term
Fund, Inc.                                  growth of capital. Current income is
                                            only  an  incidental  consideration.
                                            The  portfolio  seeks to achieve its
                                            objective by investing  primarily in
                                            equity  securities of companies with
                                            favorable earnings  outlooks,  which
                                            have long-term growth rates that are
                                            expected  to exceed that of the U.S.
                                            economy over time.

                                            Growth and Income Portfolio seeks to
                                            balance the objectives of reasonable
                                            current    income   and   reasonable
                                            opportunities    for    appreciation
                                            through  investments   primarily  in
                                            dividend-paying   common  stocks  of
                                            good quality.  Investments  may also
                                            be made in fixed  income  securities
                                            and convertible securities.

                                            Americas Government Income Portfolio
                                            seeks the  highest  level of current
                                            income,  consistent  with  what  its
                                            manager   considers  to  be  prudent
                                            investment  risk,  that is available
                                            from  portfolios of debt  securities
                                            issued   or    guaranteed   by   the
                                            governments  of the  United  States,
                                            Canada,   Mexico,   their  political
                                            subdivisions   (including   Canadian
                                            provinces,  but excluding  states of
                                            the   United   States),    agencies,
                                            instrumentalities, or authorities.

                                            Premier   Growth   Portfolio   seeks
                                            growth  of   capital   by   pursuing
                                            aggressive investment policies.  The
                                            portfolio   invests   primarily   in
                                            equity securities of U.S.  companies
                                            that are  judged  likely to  achieve
                                            superior earnings growth.

                                            Quasar  Portfolio  seeks  growth  of
                                            capital   by   pursuing   aggressive
                                            investment  policies.  The portfolio
                                            invests for capital appreciation and
                                            only    incidentally   for   current
                                            income.   The  portfolio   generally
                                            invests in a  diversified  portfolio
                                            of equity  securities of any company
                                            and  industry  and  in any  type  of
                                            security  which is believed to offer
                                            possibilities       for      capital
                                            appreciation.

                                            The   Alliance   Variable   Products
                                            Series  Fund,  Inc.  is  managed  by
                                            Alliance Capital Management L.P.

American Century Variable                   American   Century   VP  Income  and
Portfolios, Inc.                            Growth   Portfolio   seeks  dividend
                                            growth,  current  income and capital
                                            appreciation    by    investing   in
                                            diversified    portfolio   of   U.S.
                                            stocks.  The management team strives
                                            to outperform  the S&P 500 over time
                                            while      matching     the     risk
                                            characteristics of the index.


                                            American  Century  VP  International
                                            Portfolio  is for  long-term  equity
                                            investors   who  want  to  diversify
                                            their  domestic  portfolio by adding
                                            broad exposure to developed  foreign
                                            markets   through   the   stocks  of
                                            larger,   fast  growing   companies.
                                            International   investing   involves
                                            special   risks  such  as  political
                                            instability       and       currency
                                            fluctuations.

                                            American     Century      Investment
                                            Management,  Inc. is the portfolios'
                                            investment  adviser.  The adviser is
                                            responsible    for    managing   the
                                            investments  of the  portfolios  and
                                            directing the purchases and sales of
                                            its   investment   securities.   The
                                            adviser  also  arranges for transfer
                                            agency,   custody,   and  all  other
                                            services     necessary    for    the
                                            portfolios to operate.

Berger Institutional Products Trust         Berger  IPT - Small  Company  Growth
                                            Fund seeks capital  appreciation  by
                                            (IPT) investing  primarily in common
                                            stocks of small  companies that have
                                            potential   for  rapid  revenue  and
                                            earnings growth. The fund focuses on
                                            companies    that   have    dominant
                                            positions in emerging  industries or
                                            have   growing   market   shares  in
                                            larger, fragmented industries.

                                            Berger  Financial  Group  LLC is the
                                            investment  adviser  to the fund and
                                            is  responsible   for  managing  its
                                            investment    operations   and   the
                                            composition    of   the   investment
                                            portfolio.  Berger  also acts as the
                                            administrator and is responsible for
                                            such    functions   as    monitoring
                                            compliance   with   all   applicable
                                            federal and state laws.

Credit Suisse Trust                         Emerging   Growth   Portfolio  seeks
                                            maximum  capital  appreciation.  The
                                            portfolio  invests  in  U.S.  equity
                                            securities        focusing        on
                                            emerging-growth  companies. It looks
                                            for growth  characteristics  such as
                                            positive  earnings and potential for
                                            accelerated growth.

                                            Emerging  Markets   Portfolio  seeks
                                            long-term  growth  of  capital.  The
                                            portfolio  invests in foreign equity
                                            securities  focusing  on the world's
                                            less   developed    countries.    It
                                            analyzes    a    company's    growth
                                            potential    using    a    bottom-up
                                            investment approach.

                                            Global     Post-Venture      Capital
                                            Portfolio seeks long-term  growth of
                                            capital.   The   portfolio   invests
                                            primarily  in equity  securities  of
                                            U.S.    and    foreign     companies
                                            considered    to   be    in    their
                                            post-venture    capital   stage   of
                                            development.   The   portfolio   may
                                            invest in  companies of any size and
                                            takes a growth  investment  approach
                                            to      identifying       attractive
                                            post-venture capital investments.

                                            International  Focus Portfolio seeks
                                            long term capital appreciation.  The
                                            portfolio  invests in foreign equity
                                            securities      and      diversifies
                                            investments     across    countries,
                                            including   emerging  markets.   The
                                            portfolio    favors    stocks   with
                                            discounted   valuations,   using   a
                                            value-based,   bottom-up  investment
                                            approach.

                                            Small  Cap  Growth  Portfolio  seeks
                                            capital   growth.    The   portfolio
                                            invests  in  equity   securities  of
                                            small U.S. companies. Using a growth
                                            investment   style,   the  portfolio
                                            looks for either developing or older
                                            companies   in  a  growth  stage  or
                                            companies   providing   products  or
                                            services  with  a  high  unit-volume
                                            growth rate.

                                            Large  Cap  Value   Portfolio  seeks
                                            long-term   growth  of  capital  and
                                            income.    The   portfolio   invests
                                            primarily   in  equity   securities,
                                            focusing on large U.S. companies. It
                                            analyzes     such     factors     as
                                            price-to-earnings  and price-to-book
                                            ratios  using  a  value   investment
                                            style.

                                            Credit Suisse Trust (the "Trust") is
                                            an  open-end  management  investment
                                            company.    Credit    Suisse   Asset
                                            Management,   LLC  (New  York),  the
                                            Trust's investment  adviser, is part
                                            of     Credit      Suisse      Asset
                                            Management(CSAM),  the institutional
                                            and mutual-fund asset management arm
                                            of Credit Suisse First Boston. As of
                                            December 31, 2001, CSAM managed over
                                            $78   billion   in  the  U.S.   and,
                                            together with its global affiliates,
                                            managed  assets of over $303 billion
                                            in 14 countries.

Fidelity Variable Insurance Products        VIP  Balanced  Portfolio  seeks both
Fund                                        income and growth of capital.

                                            VIP Contrafund  Portfolio seeks long
                                            term capital appreciation.

                                            VIP   Index  500   Portfolio   seeks
                                            investment  results that  correspond
                                            to the total return of common stocks
                                            publicly   traded   in  the   United
                                            States,  as  represented  by the S&P
                                            500.

                                            Fidelity   Management   &   Research
                                            Company  is the  investment  adviser
                                            for the Fidelity Variable  Insurance
                                            Products   Fund.    Deutsche   Asset
                                            Management, Inc. currently serves as
                                            the  subadviser  to  VIP  Index  500
                                            Portfolio.

Franklin Templeton Variable                 Templeton     Developing     Markets
Insurance Products Trust                    Securities  Fund  --  Class  2 seeks
                                            long-term   capital    appreciation.
                                            Under normal market conditions,  the
                                            fund     invests     primarily    in
                                            investments   of   emerging   market
                                            companies including those that trade
                                            in emerging markets or are issued by
                                            companies  that  derive  significant
                                            revenue  from  goods,  services,  or
                                            sales   produced,   or  have   their
                                            principal  activities  or  assets in
                                            emerging market countries.

                                            Templeton  Growth  Securities Fund -
                                            Class  2  seeks  long-term   capital
                                            growth.    Under    normal    market
                                            conditions,    the   Fund    invests
                                            primarily  in equity  securities  of
                                            companies  located  anywhere  in the
                                            world,  including  those in the U.S.
                                            and emerging markets.

                                            Templeton Foreign Securities Fund --
                                            Class  2  seeks  long-term   capital
                                            growth.    Under    normal    market
                                            conditions,    the   fund    invests
                                            primarily   in  foreign   securities
                                            including emerging markets.

                                            Templeton  Asset  Management Ltd. is
                                            the   investment   manager   to  the
                                            Templeton     Developing     Markets
                                            Securities  Fund.  Templeton  Global

                                            Advisors  Limited is the  investment
                                            manager    to    Templeton    Growth
                                            Securities      Fund.      Templeton
                                            Investment  Counsel,   LLC.  is  the
                                            investment  manager to the Templeton
                                            Foreign  Securities Fund. Only Class
                                            2  shares  of  Templeton  Developing
                                            Markets  Securities Fund,  Templeton
                                            Growth    Securities    Fund,    and
                                            Templeton  Foreign  Securities  Fund
                                            are available as investment  options
                                            under the policy.

Goldman Sachs Variable Insurance            CORE(SM)  U.S.   Equity  Fund  seeks
Trust                                       long-term   growth  of  capital  and
                                            dividend  income.  The fund  invests
                                            under normal circumstances, at least
                                            90%  of  its   total   assets   (not
                                            including     securities     lending
                                            collateral  and  any  investment  of
                                            that collateral) measured at time of
                                            purchase  in a  broadly  diversified
                                            portfolio of large cap and blue chip
                                            equity  securities  representing all
                                            major sectors of the U.S. economy.

                                            International   Equity   Fund  seeks
                                            long-term capital appreciation.  The
                                            fund    invests,     under    normal
                                            circumstances,  at least  80% of its
                                            net assets  plus any  borrowing  for
                                            investment   purposes  (measured  at
                                            time of purchase)  in a  diversified
                                            of equity  investments  in companies
                                            that are organized  outside the U.S.
                                            or whose  securities are principally
                                            traded outside the U.S.

                                            Goldman   Sachs   Asset   Management
                                            ("GSAM"),  a unit of the  Investment
                                            Management Division of Goldman Sachs
                                            and  Co.,   serves   as   investment
                                            adviser  to CORE U.S.  Equity.  GSAM
                                            International  serves as  investment
                                            adviser to the International  Equity
                                            Fund.

The Universal Institutional Funds, Inc.     Emerging  Markets  Equity  Portfolio
                                            seeks long-term capital appreciation
                                            by     investing     primarily    in
                                            growth-oriented equity securities of
                                            issuers    in    emerging     market
                                            countries.

                                            Core  Plus  Fixed  Income  Portfolio
                                            seeks  above  average  total  return
                                            over a market cycle of three to five
                                            years by  investing  primarily  in a
                                            diversified     mix    of     dollar
                                            denominated  investment  grade fixed
                                            income securities, particularly U.S.
                                            government  corporate  and  mortgage
                                            securities.   The   portfolio   will
                                            ordinarily   seek  to   maintain  an
                                            average weighted  maturity in excess
                                            of five  years.  The  portfolio  may
                                            invest      opportunistically     in
                                            non-dollar   denominated  securities
                                            and   in   high   yield   securities
                                            commonly   referred   to  as   "junk
                                            bonds."

                                            High  Yield  Portfolio  seeks  above
                                            average  total  return over a market
                                            cycle  of  three  to five  years  by
                                            investing  primarily  in high  yield
                                            securities  (commonly referred to as
                                            "junk  bonds").  The  portfolio  may
                                            also  invest  in  investment   grade
                                            fixed income  securities,  including
                                            U.S.     government      securities,
                                            corporate    bonds   and    mortgage
                                            securities. The portfolio may invest
                                            to a limited extent in foreign fixed
                                            income securities including emerging
                                            markets securities.

                                            Mid Cap Growth  Portfolio seeks long
                                            term  capital  growth  by  investing
                                            primarily in growth  oriented equity
                                            securities of U.S. mid-cap companies
                                            and,  to a limited  extent,  foreign
                                            companies.  The  investment  adviser
                                            selects   issuers  from  a  universe
                                            comprised of mid-cap companies, most
                                            with   market   capitalizations   of
                                            generally less than $35 billion.

                                            Mid Cap Value  Portfolio seeks above
                                            average  total  return over a market
                                            cycle  of  three  to five  years  by
                                            investing primarily in common stocks
                                            of  companies  with  capitalizations
                                            generally  in the range of companies
                                            included   in  the  S&P  MidCap  400
                                            Index.  The  portfolio   focuses  on
                                            stocks   that   it   believes    are
                                            undervalued  in comparison  with the
                                            stock market as a whole, as measured
                                            by the S&P 500 Index.

                                            Money  Market   Portfolio  seeks  to
                                            maximize current income and preserve
                                            capital while maintaining  liquidity
                                            by   investing   in   money   market
                                            instruments      with      effective
                                            maturities  of 397 days or less.  In
                                            selecting      investments,      the
                                            investment adviser seeks to maintain
                                            a share price of $1.00 per share.

                                            Technology Portfolio seeks long term
                                            capital  appreciation  by  investing
                                            primarily  in equity  securities  of
                                            companies    that   the   investment
                                            adviser   expects  to  benefit  from
                                            their  involvement in technology and
                                            technology-related securities.

                                            The  investment  adviser  for  Money
                                            Market  Portfolio,  Emerging Markets
                                            Equity     Portfolio,     Technology
                                            Portfolio,  Core Plus  Fixed  Income
                                            Portfolio, Mid Cap Growth Portfolio,
                                            Mid Cap  Value  Portfolio,  and High
                                            Yield  Portfolio  is Morgan  Stanley
                                            Investment Management Inc., a wholly
                                            owned  subsidiary of Morgan  Stanley
                                            Dean  Witter  &  Co.,   which  is  a
                                            publicly   owned  global   financial
                                            services corporation. The subadviser
                                            for the Money  Market  Portfolio  is
                                            Morgan Stanley  Investment  Advisors
                                            Inc., a  wholly-owned  subsidiary of
                                            Morgan  Stanley  Dean  Witter  & Co.
                                            Prior to May 1, 2002, Morgan Stanley
                                            Investments   LP  (formerly   Miller
                                            Anderson  and  Sherrerd,   LLP),  an
                                            affiliate    of    Morgan    Stanley
                                            Investment  Management Inc.,  served
                                            as  investment  adviser  to the Core
                                            Plus Fixed Income Portfolio, Mid Cap
                                            Growth  Portfolio,   Mid  Cap  Value
                                            Portfolio, and High Yield Portfolio.

Neuberger Berman Advisers Management        AMT  Partners   Portfolio  seeks  to
Trust ("AMT")                               achieve  capital growth by investing
                                            mainly in  common  stocks of mid- to
                                            large- capitalization companies. The
                                            managers   look   for   well-managed
                                            companies  whose  stock  prices  are
                                            believed to be undervalued.

                                            Neuberger  Berman   Management  Inc.
                                            serves as the investment  manager of
                                            the portfolio. Neuberger Berman, LLC
                                            serves as the subadviser.

                                            The  investments  for the  portfolio
                                            are  managed  by the same  portfolio
                                            manager(s)  who  manage  one or more
                                            other mutual funds that have similar
                                            names,   investment  objectives  and
                                            investment  styles as the portfolio.
                                            You   should   be  aware   that  the
                                            portfolio  is likely to differ  from
                                            the other mutual funds in size, cash
                                            flow   pattern   and  tax   matters.
                                            Accordingly,  the  holdings  and the
                                            performance  of the portfolio can be
                                            expected  to vary from  those of the
                                            other mutual funds.

                                            Shares of the separate portfolios of
                                            Neuberger Berman Advisers Management
                                            Trust  are  sold  only  through  the
                                            currently  effective  prospectus and
                                            are  not  available  to the  general
                                            public. Shares of the AMT Portfolios
                                            may  be   purchased   only  by  life
                                            insurance  company separate accounts
                                            that  fund   variable   annuity  and
                                            variable life insurance policies.

PIMCO Variable Insurance Trust              Long-Term   U.S.   Government   Bond
                                            Portfolio    seeks   maximum   total
                                            return, consistent with preservation
                                            of capital  and  prudent  investment
                                            management.  The  portfolio  invests
                                            under normal  circumstances at least

                                            80% of its  assets in a  diversified
                                            portfolio of fixed income securities
                                            that are issued or guaranteed by the
                                            U.S.  government,  its  agencies  or
                                            government-sponsored     enterprises
                                            ("U.S. Government Securities"). This
                                            portfolio   will   normally  have  a
                                            minimum average  portfolio  duration
                                            of eight years.

                                            Total  Return Bond  Portfolio  seeks
                                            maximum  total  return,   consistent
                                            with  preservation  of  capital  and
                                            prudent investment  management.  The
                                            portfolio   invests   under   normal
                                            circumstances  at  least  65% of its
                                            assets in a diversified portfolio of
                                            fixed income  instruments of varying
                                            maturities.  The  average  portfolio
                                            duration  of  this   portfolio  will
                                            normally  vary  within a  three-  to
                                            six-year  timeframe based on PIMCO's
                                            forecast for interest rates.

                                            Pacific    Investment     Management
                                            Company,  LLC  ("PIMCO")  serves  as
                                            investment adviser to each portfolio
                                            of  the  PIMCO  Variable   Insurance
                                            Trust.   PIMCO  is  responsible  for
                                            managing the  investment  activities
                                            of   the    portfolios    and    the
                                            portfolios'   business  affairs  and
                                            other administrative matters.

                                            The    investment    objective   and
                                            policies of the funds may be similar
                                            to  the  investment  objectives  and
                                            policies of other  mutual funds that
                                            the  investment   advisers   manage.
                                            Although the objectives and policies
                                            may  be  similar,   the   investment
                                            results  of the  funds may be higher
                                            or lower  than the  results  of such
                                            other mutual funds.  The  investment
                                            advisers cannot guarantee, and makes
                                            no    representation,    that    the
                                            investment  results of similar funds
                                            will be  comparable  even though the
                                            funds   have  the  same   investment
                                            adviser.

                                            Guaranteed Investment Option

                                            Under the policy,  you may currently
                                            allocate  your Account  Value to the
                                            Guaranteed Account. In addition,  if
                                            you request a loan, we will allocate
                                            part of your  Account  Value  to the
                                            Loan  Account  which  is part of the
                                            Guaranteed Account.

                                            We may  treat  each  allocation  and
                                            transfer  separately for purposes of
                                            crediting    interest   and   making
                                            deductions   from   the   Guaranteed
                                            Account.

                                            Interest  Credited On the Guaranteed
                                            Account.  All of your Account  Value
                                            held in the Guaranteed  Account will
                                            earn interest at a rate we determine
                                            in our sole  discretion.  This  rate
                                            will  never be less than 4% per year
                                            compounded   annually.    The   Loan
                                            Account   portion  of  your  Account
                                            Value may earn a different  interest
                                            rate than the  remaining  portion of
                                            your Account Value in the Guaranteed
                                            Account.

                                            Deductions   from   the   Guaranteed
                                            Account.    We   will   deduct   any
                                            transfers, partial surrenders or any
                                            policy  expenses from the Guaranteed
                                            Account and your variable investment
                                            options on a pro rata basis,  unless
                                            you  provide  other  directions.  No
                                            portion of the Loan  Account  may be
                                            used for this purpose.

                                            Payments    from   the    Guaranteed
                                            Account.  If we must pay any part of
                                            the  proceeds  for a  loan,  partial
                                            surrender or full surrender from the
                                            Guaranteed Account, we may defer the
                                            payment  for up to six  months  from
                                            the  date  we  receive  the  written
                                            request.  If we defer  payment  from
                                            the

                                            Guaranteed  Account  for 30  days or
                                            more,  we will pay  interest  on the
                                            amount we  deferred  at a rate of 4%
                                            per year, compounded annually, until
                                            we make payment.

================================================================================
                          Investing Your Account Value
================================================================================

                                            The policy  allows you to choose how
                                            to invest your Account  Value.  Your
                                            Account   Value  will   increase  or
                                            decrease based on:

                                            o  The   returns  earned    by   the
                                               subaccounts you select.

                                            o  Interest   credited   on  amounts
                                               allocated   to   the   Guaranteed
                                               Account.

                                            We  will   determine   your   policy
                                            benefits  based  upon  your  Account
                                            Value.  If  your  Account  Value  is
                                            insufficient,    your   policy   may
                                            terminate. If the Net Cash Surrender
                                            Value on a  monthly  anniversary  is
                                            less than the amount of that  date's
                                            monthly  deduction,  the policy will
                                            be in  default  and a  Grace  Period
                                            will begin.

                                            Determining the Account Value

                                            On the  Policy  Date,  your  Account
                                            Value is equal to your  initial  Net
                                            Premium.  If the Policy Date and the
                                            Issue  Date  are the same  day,  the
                                            Account   Value  is  equal  to  your
                                            initial  premium,  less the  premium
                                            expenses and monthly deduction.

                                            On each Valuation  Date  thereafter,
                                            your Account Value is equal to:

                                            o  Your  Account  Value  held in the
                                               subaccounts; and

                                            o  Your Account Value  held  in  the
                                               Guaranteed Account.

                                            Your Account Value will reflect:

                                            o  the premiums you pay; and,

                                            o  the   returns   earned   by   the
                                               subaccounts you select; and,

                                            o  the interest  credited on amounts
                                               allocated    to  the   Guaranteed
                                               Account; and,

                                            o  any  loans  or partial surrender;
                                               and,

                                            o  the policy expenses we deduct.

                                            Account Value in the Subaccounts. We
                                            measure  your  Account  Value in the
                                            subaccounts  by  the  value  of  the
                                            subaccounts'  accumulation  units we
                                            credit  to  your  policy.  When  you
                                            allocate  premiums or transfer  part
                                            of   your   Account   Value   to   a
                                            subaccount,  we credit  your  policy
                                            with  accumulation   units  in  that
                                            subaccount.     The     number    of
                                            accumulation units equals the amount
                                            allocated to the subaccount  divided
                                            by  that  subaccount's  accumulation
                                            unit  value for the  Valuation  Date
                                            when the allocation is effected.

                                            The     number     of     subaccount
                                            accumulation units we credit to your
                                            policy will:

                                            o   increase  when  Net  Premium  is
                                                allocated  to  the   subaccount,
                                                amounts are  transferred  to the
                                                subaccount  and loan  repayments
                                                are credited to the subaccount.


                                            o   decrease   when  the   allocated
                                                portion of the monthly deduction
                                                is taken from the subaccount,  a
                                                loan   is    taken    from   the
                                                subaccount,    an    amount   is
                                                transferred from the subaccount,
                                                or    a    partial    surrender,
                                                including the partial  surrender
                                                charges,   is  taken   from  the
                                                subaccount.

                                            Accumulation    Unit    Values.    A
                                            subaccount's accumulation unit value
                                            varies to reflect  the return of the
                                            portfolio   and  may   increase   or
                                            decrease from one Valuation  Date to
                                            the  next.  We  arbitrarily  set the
                                            accumulation  unit  value  for  each
                                            subaccount    at   $10    when   the
                                            subaccount     was      established.
                                            Thereafter,  the  accumulation  unit
                                            value equals the  accumulation  unit
                                            value for the prior Valuation Period
                                            multiplied  by  the  Net  Investment
                                            Factor  for  the  current  Valuation
                                            Period.

                                            Net  Investment   Factor.   The  net
                                            investment factor is an index we use
                                            to  measure  the  investment  return
                                            earned  by  a  subaccount  during  a
                                            Valuation Period. It is based on the
                                            change  in net  asset  value  of the
                                            portfolio   shares   held   by   the
                                            subaccount,    and    reflects   any
                                            dividend     or     capital     gain
                                            distributions   on   the   portfolio
                                            shares and may include the deduction
                                            of the daily  mortality  and expense
                                            risk charge.

                                            Guaranteed  Account  Value.  On  any
                                            Valuation   Date,   the   Guaranteed
                                            Account   portion  of  your   policy
                                            Account Value equals:

                                            o   the  total  of all Net  Premium,
                                                allocated   to  the   Guaranteed
                                                Account, plus

                                            o   any amounts  transferred  to the
                                                Guaranteed Account, plus

                                            o   interest credited on the amounts
                                                allocated and transferred to the
                                                Guaranteed Account, less

                                            o   the amount of any transfers from
                                                the Guaranteed Account, less

                                            o   the   amount   of  any   partial
                                                surrender, including the partial
                                                surrender  charges,  taken  from
                                                the Guaranteed Account, less

                                            o   the  allocated  portion  of  the
                                                monthly deduction  deducted from
                                                the Guaranteed Account, plus

                                            o   the amount of the Loan Account.

                                            If you take a loan,  we transfer the
                                            amount  of  the  loan  to  the  Loan
                                            Account   held  in  the   Guaranteed
                                            Account.  The  value  of  your  Loan
                                            Account  includes  transfers  to and
                                            from  the Loan  Account  as you take
                                            and   repay   loans   and   interest
                                            credited on the Loan Account.

                                            Net Account  Value.  The net Account
                                            Value  on a  Valuation  Date  is the
                                            Account Value less Outstanding Loans
                                            on that date.

                                            Cash  Surrender   Value.   The  Cash
                                            Surrender  Value on a Valuation Date
                                            is the Account  Value reduced by any
                                            surrender   charge   that  would  be
                                            assessed  if  you   surrendered  the
                                            policy on that date.

The amount you would receive on a           Net Cash  Surrender  Value.  The Net
surrender of your policy.                   Cash Surrender  Value on a Valuation
                                            Date is the amount you would receive
                                            on a surrender of your
                                            policy and is equal to:

                                            o the Cash Surrender Value, less

                                            o the Outstanding Loan on that date.

                                            Transfers

                                            You may transfer Account Value among
                                            the    subaccounts    and   to   the
                                            Guaranteed  Account after the period
                                            to examine and cancel.  All transfer
                                            requests,   except  for  those  made
                                            under the dollar cost  averaging  or
                                            automatic rebalancing programs, must
                                            satisfy the following requirements:

                                            o   Minimum  amount of  transfer  --
                                                You must  transfer at least $250
                                                or,    the    balance   in   the
                                                subaccount  or  the   Guaranteed
                                                Account, if less;

                                            o   Form of transfer  request -- You
                                                must  make  a  written   request
                                                unless   you  have   established
                                                prior   authorization   to  make
                                                telephone   transfers  or  other
                                                means we make available;

                                            o   Transfers  from  the  Guaranteed
                                                Account -- The  maximum  you may
                                                transfer  in a  policy  year  is
                                                equal  to  25% of  your  Account
                                                Value in the Guaranteed  Account
                                                (not including the Loan Account)
                                                on  the   most   recent   policy
                                                anniversary reduced by all prior
                                                partial surrenders and transfers
                                                taken   from   the    Guaranteed
                                                Account during that policy year.

                                            Date  We   Process   Your   Transfer
                                            Request.   We  must   receive   your
                                            transfer      request     at     our
                                            Administrative  Office.  We  process
                                            transfers at the price next computed
                                            after  we  receive   your   transfer
                                            request.  Transfer requests received
                                            by  4:00  pm,  Eastern  Time,  on  a
                                            Valuation  Date will be processed as
                                            of  that  day.   Transfer   requests
                                            received   after  4:00  pm,  Eastern
                                            Time,  on a  Valuation  Date will be
                                            processed  as of the next  Valuation
                                            Date.   We   may,   however,   defer
                                            transfers  under the same conditions
                                            as  described  under  "Other  Policy
                                            Provisions   --  When  Proceeds  Are
                                            Paid."

                                            Number         of          Permitted
                                            Transfers/Transfer Charge. We do not
                                            currently   limit   the   number  of
                                            transfers you may make. However, for
                                            each transfer in excess of 12 during
                                            a policy year,  we will assess a $25
                                            transfer   charge.   All   transfers
                                            processed  on the same  business day
                                            will  count  as  one   transfer  for
                                            purposes of  determining  the number
                                            of  transfers  you  have  made  in a
                                            policy year. Transfers in connection
                                            with the dollar cost  averaging  and
                                            asset rebalancing  programs will not
                                            count against the 12 free  transfers
                                            in any policy  year.  We reserve the
                                            right to increase  or  decrease  the
                                            number of free transfers  allowed in
                                            any policy year.

                                            Dollar Cost Averaging

                                            Dollar   cost    averaging    is   a
                                            systematic  method of  investing  at
                                            regular  intervals.  By investing at
                                            regular  intervals,  the cost of the
                                            securities is averaged over time and
                                            perhaps over various market cycles.

                                            If you choose this program,  we will
                                            make automatic  monthly transfers of
                                            your  Account  Value  from the Money
                                            Market    Subaccount    into   other
                                            subaccounts  for a specified  dollar
                                            amount  or  a  specified  number  of
                                            months  (not  exceeding  twenty-four
                                            months).    Unless   you   tell   us
                                            otherwise,   we  will  allocate  the
                                            transfer  as you have  specified  in
                                            your most current premium allocation
                                            instructions.  However, no less than
                                            5%  may  be  allocated  to  any  one
                                            subaccount.  You must have $2,000 in
                                            the Money

                                            Market  Subaccount  to elect  dollar
                                            cost  averaging.  We will  apply any
                                            additional premium payments you make
                                            after  electing  this program to the
                                            Money Market Subaccount for purposes
                                            of  dollar   cost   averaging   your
                                            investment.

                                            There is  currently  no  charge  for
                                            this    program.     Transfers    in
                                            connection    with    dollar    cost
                                            averaging  will  not  count  against
                                            your  free  transfers  in  a  policy
                                            year.   We  reserve   the  right  to
                                            suspend  or modify  this  program at
                                            anytime.

                                            Processing  your  automatic   dollar
                                            cost  averaging  transfers.  We will
                                            begin  to  process  your   automatic
                                            transfers:

                                            o   On the first Monthly Anniversary
                                                following  the end of the period
                                                to  examine  and  cancel  if you
                                                request  dollar  cost  averaging
                                                when you apply for your policy.

                                            o   On    the     second     Monthly
                                                Anniversary following receipt of
                                                your      request     at     our
                                                Administrative   Office  if  you
                                                elect  the  program   after  you
                                                apply for the policy.

                                            We will  stop  processing  automatic
                                            transfers if:

                                            o   The  funds in the  Money  Market
                                                Subaccount have been depleted;

                                            o   We receive your written  request
                                                at our Administrative  Office to
                                                cancel future transfers;

                                            o   We receive notification of death
                                                of the Insured; or

                                            o   Your  policy goes into the Grace
                                                Period.

                                            Dollar cost averaging may lessen the
                                            impact  of  market  fluctuations  on
                                            your  investment.  Using dollar cost
                                            averaging    does   not    guarantee
                                            investment  gains or protect against
                                            loss in a declining market.

                                            Automatic Rebalancing

                                            We   may    offer    an    automatic
                                            rebalancing   program  to  rebalance
                                            your  Account  Value to  match  your
                                            allocation instructions.

                                            This program is offered  because the
                                            Account  Value  in  the   Guaranteed
                                            Account  and  the  subaccounts  will
                                            accumulate  at different  rates as a
                                            result   of   different   investment
                                            returns.  Automatic rebalancing will
                                            reset  the  Account   Value  of  the
                                            subaccounts   to  your  most  recent
                                            allocation  instructions.   You  may
                                            elect   the   frequency    (monthly,
                                            quarterly,      semiannually,     or
                                            annually)   as  measured   from  the
                                            policy    anniversary.     On    the
                                            appropriate  day, we will  rebalance
                                            the  Account   Value  by  generating
                                            transfers to reallocate your Account
                                            Value  according to your most recent
                                            allocation instructions.

                                            There is  currently  no  charge  for
                                            this  program.  We  will  not  count
                                            transfers  resulting  from automatic
                                            rebalancing    against   your   free
                                            transfers in a policy year.

                                            We  reserve  the right to suspend or
                                            modify  automatic  rebalancing or to
                                            charge  an  administrative  fee  for
                                            excessive   election  or  allocation
                                            changes.  Automatic  rebalancing  is
                                            not  available  if the Grace  Period
                                            has commenced.

================================================================================
                                 Death Benefits
================================================================================

                                            Life Insurance Proceeds

                                            During the policy term,  we will pay
                                            the Life  Insurance  Proceeds to the
                                            Beneficiary   after  the   Insured's
                                            death.  To  make  payment,  we  must
                                            receive   at   our    Administrative
                                            Office:

                                            o  satisfactory    proof    of   the
                                               Insured's death; and

                                            o  the policy.

The Beneficiary may receive the Life        Payment of Life Insurance  Proceeds.
Insurance Proceeds in one lump sum          We  will  pay  the  Life   Insurance
or under any other payment option.          Proceeds generally within seven days
                                            after we receive the  information we
                                            require.   We  will   pay  the  Life
                                            Insurance     Proceeds     to    the
                                            Beneficiary  in one lump sum or,  if
                                            elected,  under  a  payment  option.
                                            Payment   of  the   Life   Insurance
                                            Proceeds  may  also be  affected  by
                                            other provisions of the policy.

                                            We will  pay  interest  on the  Life
                                            Insurance  Proceeds from the date of
                                            the  Insured's  death to the date of
                                            payment as  required  by  applicable
                                            state law.

                                            Amount of Life  Insurance  Proceeds.
                                            We will determine the Life Insurance
                                            Proceeds  as  of  the  date  of  the
                                            Insured's  death. The Life Insurance
                                            Proceeds will equal:

                                            o  the  amount of the Death  Benefit
                                               determined   according   to   the
                                               death  benefit  option  selected;
                                               plus

                                            o  any other benefits then due  from
                                               riders to the policy; minus

                                            o  the Outstanding Loan, if any, and
                                               accrued loan interest; minus

                                            o  any overdue monthly deductions if
                                               the Insured  dies during a  Grace
                                               Period.

                                            Death Benefit Options

                                            You  may   select   from  two  death
                                            benefit options.

Level Death Benefit Option                  o  Level Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            1. Face Amount; or

                                            2. Account  Value  on  the  date  of
                                               death     multiplied    by    the
                                               appropriate minimum death benefit
                                               factor.

                                            You  should   consider   this  death
                                            benefit   option   if  you  want  to
                                            minimize your cost of insurance.

Increasing Death Benefit Option             o  Increasing  Death  Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            1. Face  Amount  plus   the  Account
                                               Value; or

                                            2. Account  Value  on  the  date  of
                                               death    multiplied     by    the
                                               appropriate minimum death benefit
                                               factor.

                                            You  should   consider   this  death
                                            benefit  option  if  you  want  your
                                            Death  Benefit to increase with your
                                            Account Value.

Tax Qualification Options.                  Section  7702 of the  Code  provides
                                            alternative  testing  procedures for
                                            meeting  the   definition   of  life
                                            insurance.  Each policy must qualify
                                            under one of these two tests and you
                                            may  select  the  test  we  use  for
                                            ensuring   your  policy   meets  the
                                            definition of life insurance.

                                            Under both tests under Section 7702,
                                            there  is a  minimum  death  benefit
                                            required at all times. This is equal
                                            to the Account  Value  multiplied by
                                            the   appropriate    minimum   death
                                            benefit factor. These factors depend
                                            on the tax qualification  option and
                                            may be based on the  Attained  Ages,
                                            sex and rate class of the Insured. A
                                            table of the  applicable  factors is
                                            located in the policy.

                                            The  two tax  qualification  options
                                            are:

                                            o  Guideline    Premium/Cash   Value
                                               Corridor Test.

                                            o  Cash Value Accumulation Test.

                                            Once  you  have   selected  the  tax
                                            qualification    option   for   your
                                            policy, it may not be changed.

                                            Changes in Death Benefit Options

                                            If you have selected the Level Death
                                            Benefit Option you may change to the
                                            Increasing Death Benefit Option. You
                                            may also change from the  Increasing
                                            Death  Benefit  Option  to the Level
                                            Death Benefit Option.

How to request a change.                    You may change  your  Death  Benefit
                                            Option by providing  your agent with
                                            a written  request  or by writing us
                                            at our Administrative Office. We may
                                            require that you submit satisfactory
                                            evidence of insurability to us.

                                            If you  request  a  change  from the
                                            Level  Death  Benefit  Option to the
                                            Increasing Death Benefit Option,  we
                                            will  decrease the Face Amount by an
                                            amount equal to your  Account  Value
                                            on the date the change takes effect.
                                            However,  we  reserve  the  right to
                                            decline  to make such a change if it
                                            would  reduce the Face Amount  below
                                            the minimum Face Amount.

                                            If you  request  a  change  from the
                                            Increasing  Death Benefit  Option to
                                            the Level Death Benefit  Option,  we
                                            will  increase the Face Amount by an
                                            amount equal to your  Account  Value
                                            on the date the change takes effect.
                                            Such  decreases and increases in the
                                            Face  Amount  are  made so that  the
                                            Life Insurance  Proceeds  remain the
                                            same on the  date the  change  takes
                                            effect.

                                            Once  approved,  we will  issue  new
                                            policy  information pages and attach
                                            a  copy  of  your   application  for
                                            change.  We  reserve  the  right  to
                                            decline to make any changes  that we
                                            determine  would cause the policy to
                                            fail to  qualify  as life  insurance
                                            under  our   interpretation  of  the
                                            Code.

                                            The change  will take  effect on the
                                            next   Monthly    Anniversary   that
                                            coincides  with or next  follows the
                                            date we approve your request.

                                            Changes in Face Amount

                                            At any time  after the first  policy
                                            anniversary  while the  policy is in
                                            force  you may  request  a change in
                                            the Face Amount.  We will not make a
                                            change in Face  Amount  that  causes
                                            your  policy to fail to  qualify  as
                                            life insurance under the Code.

                                            Increases   in  Face   Amount.   Any
                                            request for an increase:

                                            o  Must be for at least $10,000.

                                            o  May not be requested  in the same
                                               policy  year  as another  request
                                               for an increase.

                                            o  May not  be  requested  after the
                                               Insured is Attained Age 85.

                                            A   written   application   must  be
                                            submitted   to  our   Administrative
                                            Office   along   with   satisfactory
                                            evidence of  insurability.  You must
                                            return the policy so we can amend it
                                            to   reflect   the   increase.   The
                                            increase  in Face Amount will become
                                            effective on the Monthly Anniversary
                                            on or next  following  the  date the
                                            increase   is   approved,   and  the
                                            Account  Value will be  adjusted  to
                                            the  extent  necessary  to reflect a
                                            monthly    deduction   as   of   the
                                            effective date based on the increase
                                            in Face Amount.

                                            Decreases   in  Face   Amount.   Any
                                            request for a decrease:

                                            o  Must be at least $5,000.

                                            o  Must not  cause  the  Face Amount
                                               after  the decrease  to  be  less
                                               than  the minimum  Face Amount at
                                               which we would issue a policy.

                                            o  And, during any one of  the first
                                               five (5) policy  years,  the Face
                                               Amount may  not be  decreased  by
                                               more than 10% of the initial Face
                                               Amount.  If  the  Face Amount  is
                                               decreased  during  the  first  14
                                               policy years or within  14 policy
                                               years  of  an  increase  in  Face
                                               Amount, a surrender charge may be
                                               applicable.

                                            Consequences  of a  Change  in  Face
                                            Amount. Both increases and decreases
                                            in  Face   Amount   may  impact  the
                                            surrender  charge.  In addition,  an
                                            increase  or decrease in Face Amount
                                            may  impact the status of the policy
                                            as a modified endowment contract.

================================================================================
                     Cash Benefits During the Insured's Life
================================================================================

                                            During the life of the Insured, your
                                            policy has cash  benefits  which you
                                            may access  within  limits by taking
                                            loans,   partial   surrenders  or  a
                                            surrender.

                                            Loans

                                            You may request a loan  against your
                                            policy  at any time  after the first
                                            policy  year  while the policy has a
                                            Net Cash Surrender  Value.  We limit
                                            the minimum  and  maximum  amount of
                                            loan you may take.  If we issued the
                                            policy   under  a  corporate   owned
                                            arrangement,    unless    we   agree
                                            otherwise,  a loan  will be  applied
                                            pro rata over all Insureds under the
                                            policy.

How to request a loan.                      You must  submit a  written  request
                                            for a  loan  to  the  Administrative
                                            Office.  Loans will be  processed as
                                            of the date we receive  the  request
                                            at our Administrative  Office.  Loan
                                            proceeds  generally  will be sent to
                                            you within seven days.

                                            Maximum Loan Amount. After the first
                                            policy year the maximum  loan amount
                                            is 90% of your  Net  Cash  Surrender
                                            Value

                                            Interest.  We charge  interest daily
                                            on  any   Outstanding   Loan   at  a
                                            declared  annual  rate not in excess
                                            of 8%.  The  maximum  net cost  (the
                                            difference   between   the  rate  of
                                            interest  we charge on loans and the
                                            amount we  credit on the  equivalent
                                            amount held in the Loan  Account) of
                                            a loan is 2% per year.  Interest  is
                                            due and  payable  at the end of each
                                            policy   year   while   a  loan   is
                                            outstanding. If interest is not paid
                                            when due, the amount of the interest
                                            is added  to the  loan  and  becomes
                                            part of the Outstanding Loan.

                                            Loan  Account.  You may direct us to
                                            take an  amount  equal  to the  loan
                                            proceeds  and any amount  attributed
                                            to   unpaid    interest   from   any
                                            subaccount  or from  the  Guaranteed
                                            Account. Otherwise, we will withdraw
                                            this amount from each  subaccount on
                                            a pro rata basis.  We transfer  this
                                            amount  to the Loan  Account  in the
                                            Guaranteed Account.

                                            When a loan  is  repaid,  an  amount
                                            equal  to  the  repayment   will  be
                                            transferred from the Loan Account to
                                            the   subaccounts   and   Guaranteed
                                            Account  in  accordance   with  your
                                            allocation  percentages in effect at
                                            the time of repayment.

                                            Effect of a Loan. A loan, whether or
                                            not  repaid,  will have a  permanent
                                            effect   on   the   Life   Insurance
                                            Proceeds and Account  Value  because
                                            the   investment   results   of  the
                                            subaccounts  and  current   interest
                                            rates  credited  in  the  Guaranteed
                                            Account   will  apply  only  to  the
                                            non-loaned  portion  of the  Account
                                            Value.   The   longer  the  loan  is
                                            outstanding, the greater this effect
                                            is  likely to be.  Depending  on the
                                            investment     results     of    the
                                            subaccounts  or  credited   interest
                                            rates  for  the  Guaranteed  Account
                                            while the loan is  outstanding,  the
                                            effect   could   be   favorable   or
                                            unfavorable.

                                            In  addition,  loans  from  modified
                                            endowment  contracts  may be treated
                                            for tax purposes as distributions of
                                            income.

                                            If  the  Life   Insurance   Proceeds
                                            become   payable  while  a  loan  is
                                            outstanding,  the  Outstanding  Loan
                                            will be deducted in calculating  the
                                            Life Insurance Proceeds.

                                            If the Outstanding  Loan exceeds the
                                            Cash Surrender  Value on any Monthly
                                            Anniversary,  the policy  will be in
                                            default.  We will send you,  and any
                                            assignee  of  record,  notice of the
                                            default.  You  will  have  a  61-day
                                            Grace  Period to submit a sufficient
                                            payment  to avoid  termination.  The
                                            notice will  specify the amount that
                                            must   be    repaid    to    prevent
                                            termination.

                                            Outstanding  Loan.  The  Outstanding
                                            Loan on a Valuation Date equals:

                                            o  All  loans  that  have  not  been
                                               repaid (including past due unpaid
                                               interest added to the loan), plus

                                            o  accrued interest not yet due.

                                            Loan Repayment. You may repay all or
                                            part of your Outstanding Loan at any
                                            time while the Insured is living and
                                            the   policy  is  in   force.   Loan
                                            repayments   must  be  sent  to  our
                                            Administrative  Office  and  will be
                                            credited as of the date received.

                                            Partial Surrender

Requirements for partial surrender.         We  will   not   allow   a   partial
                                            surrender  during  the first  policy
                                            year or  during  the first 12 months
                                            following   an   increase   in  Face
                                            Amount.  You may  make  two  partial
                                            surrenders  per  year.  We may limit
                                            the   minimum   amount  of   partial
                                            surrenders.

                                            o  Maximum Partial Surrender  Amount
                                               -- Up to a maximum of 90% of your
                                               policy's Net Cash Surrender Value
                                               except that the partial surrender
                                               must be at least $500 and may not
                                               cause the Face  Amount to be less
                                               than the  required  minimum  Face
                                               Amount.

How to request a partial surrender.         In order to make a partial surrender
                                            you must submit a written request to
                                            our  Administrative  Office. We will
                                            reduce  your  Account  Value  by the
                                            partial  surrender  amount  plus any
                                            applicable charges. When you request
                                            a partial surrender,  you may direct
                                            us to take the requested amount from
                                            any    subaccount    or   from   the
                                            Guaranteed     Account.    If    the
                                            Guaranteed   Account  or  subaccount
                                            value is  insufficient  to  withdraw
                                            the   amount   requested,   we  will
                                            withdraw  the  difference  from  the
                                            remaining  subaccounts on a pro rata
                                            basis   unless  you  have   provided
                                            specific  instructions  to  withdraw
                                            the  amount   from  one  or  several
                                            subaccounts.

                                            We will  process  partial  surrender
                                            requests at the price next  computed
                                            after  we   receive   your   written
                                            request   at   our    Administrative
                                            Office.   We  will   generally   pay
                                            partial   surrenders   within  seven
                                            days.

                                            Expenses for Partial  Surrender.  We
                                            may deduct the applicable  surrender
                                            charge on a partial surrender.  This
                                            charge,  if any,  will  be  deducted
                                            from your  Account  Value along with
                                            the   amount    requested    to   be
                                            surrendered  and will be  considered
                                            part   of  the   partial   surrender
                                            (together,  the  "partial  surrender
                                            amount").  Currently,  we  assess  a
                                            processing     charge    for    each
                                            withdrawal  of the  lesser of $25 or
                                            2% of the amount surrendered.

                                           Effect of Partial Surrender on Your
                                           Face Amount. The Face Amount of your
                                           policy will also be reduced by the
                                           partial surrender amount if the
                                           current death benefit option at the
                                           time of surrender is Option I.

                                            We will  reduce  the Face  Amount by
                                            the amount of the partial  surrender
                                            in the following order:

                                            1. The  most  recent increase in the
                                               Face  Amount,  if  any,  will  be
                                               reduced first.

                                            2. The next most recent increases in
                                               the  Face  Amount,  if  any, will
                                               then be successively decreased.

                                            3. The initial Face Amount will then
                                               be decreased.

                                            No  partial  surrender  may be  made
                                            that would  reduce  the Face  Amount
                                            below the minimum Face Amount.

                                            If we  issued  the  policy  under  a
                                            corporate owned arrangement,  unless
                                            we  agree   otherwise,   a   partial
                                            surrender  will be applied  pro rata
                                            over all Insureds under the policy.

                                            Partial  surrenders from your policy
                                            may have tax consequences.

                                            Surrendering the Policy for Net Cash
                                            Surrender Value

                                            You may  surrender  your  policy  in
                                            full at any  time  for its Net  Cash
                                            Surrender   Value  by  submitting  a
                                            written      request      to     our
                                            Administrative   Office.   We   will
                                            require  return  of  the  policy.  A
                                            surrender  charge may apply. We will
                                            process a  surrender  request  as of
                                            the  date we  receive  your  written
                                            request and all required  documents.
                                            Your  surrender   request  generally
                                            will be paid within seven days.  The
                                            Net  Cash  Surrender  Value  may  be
                                            taken  in  one  sum  or  it  may  be
                                            applied  to a payment  option.  Your
                                            policy will  terminate  and cease to
                                            be in force if it is surrendered for
                                            one   sum.   It   cannot   later  be
                                            reinstated.

================================================================================
                          Payment Options for Benefits
================================================================================

                                            The policy  offers a wide variety of
                                            optional ways of receiving  proceeds
                                            payable under the policy, such as on
                                            a surrender or death,  other than in
                                            a lump sum. Any agent  authorized to
                                            sell this policy can  explain  these
                                            options upon request.  None of these
                                            options  vary  with  the  investment
                                            performance of the Variable  Account
                                            because   they  are  all   forms  of
                                            guaranteed benefit payments.

================================================================================
                             Expenses of the Policy
================================================================================

                                            Periodically,    we   will    deduct
                                            expenses related to your policy.  We
                                            will deduct these:

                                            o  from premium,  Account  Value and
                                               from subaccount assets; and

                                            o  upon certain transactions.

                                            The  amount  of these  expenses  are
                                            described  in your  policy as either
                                            guaranteed or current. We will never
                                            charge  more  than  the   guaranteed
                                            amount.  We may  in  our  discretion
                                            deduct on a current  basis less than
                                            the guaranteed amount.

                                            Deductions From Premium

                                            From  each  premium  we will  deduct
                                            state   premium    taxes,    federal
                                            deferred  acquisition  cost  ("DAC")
                                            taxes, and sales charges, if any.

                                            We may deduct for  premium  taxes at
                                            an explicit percent of premium equal
                                            to state and  local tax rates  based
                                            on the Insured's place of residence.
                                            A typical  state  premium  tax is in
                                            the range of 2% to 3.5% of premium.

                                            DAC taxes are also based on premium.
                                            We may  deduct  DAC taxes  from your
                                            Account Value at the time premium is
                                            received at a rate equal to 1.00% of
                                            premium.

                                            In place  of the lump sum  deduction
                                            described  above for premium and DAC
                                            taxes, we may offer optional methods
                                            of payment at the time you apply for
                                            a policy.

                                            We may  deduct a sales  charge  from
                                            each  premium and we may also deduct
                                            a sales charge from Account Value. A
                                            deduction  from Account Value may be
                                            either in place of a deduction  from
                                            premium  or in  combination  with  a
                                            deduction  from  premium.  The total
                                            sales charge will never exceed 9% of
                                            premium.

                                            The    sales    charge     partially
                                            compensates  us for the  expense  of
                                            selling and distributing the policy,
                                            printing   prospectuses,   preparing
                                            sales   literature  and  paying  for
                                            other promotional  activities.  Some
                                            of   these    expenses    or   other
                                            administrative   expenses   may   be
                                            assumed  by  an  employer  or  group
                                            sponsor  under some  employer-owned,
                                            trust-owned,       or      sponsored
                                            arrangements.  If so,  in  our  sole
                                            discretion,  we may offer the policy
                                            with no sales  charge  or a  reduced
                                            sales charge.

                                            Monthly Deduction From Account Value

                                            On the Policy Date and each  Monthly
                                            Anniversary  thereafter,  we  make a
                                            deduction  from the  Account  Value.
                                            The  amount  deducted  on the  Issue
                                            Date is for the Policy  Date and any
                                            Monthly   Anniversaries   that  have
                                            elapsed  since the Policy Date.  For
                                            this  purpose,  the  Policy  Date is
                                            treated as a Monthly Anniversary.

                                            We  will  deduct   charges  on  each
                                            Monthly Anniversary for:

                                            o The administration of your policy.

                                            o The  cost  of  insurance  for your
                                              policy.

                                            o The cost associated with mortality
                                              and expense risks.

                                            o The cost  of supplemental benefits
                                              and riders.

                                            Administrative  Charge.  This charge
                                            compensates  us  for  administrative
                                            expenses associated with the policy.
                                            These  expenses  relate  to  premium
                                            billing   and   collection,   record
                                            keeping,  processing claims,  loans,
                                            policy   changes,    reporting   and
                                            overhead      costs,      processing
                                            applications and establishing policy
                                            records. This charge will be no more
                                            than $10 per  month  for all  policy
                                            years.  We may reduce  this  charge.
                                            The  current  charge  is  $7.00  per
                                            month.  There  may be an  additional
                                            monthly administrative charge during
                                            the  first  policy  year  and the 12
                                            months  after  an  increase  in Face
                                            Amount per Insured. This charge will
                                            not exceed $25 a month per Insured.

                                            Cost  of  Insurance   Charge.   This
                                            charge  compensates us for providing
                                            insurance   coverage.   The   charge
                                            depends on a number of factors, such
                                            as Attained  Age, sex and rate class
                                            of the Insured,  and therefore  will
                                            vary from  policy to policy and from
                                            month to month.  For any  policy the
                                            cost  of   insurance  on  a  Monthly
                                            Anniversary    is    calculated   by
                                            multiplying  the  cost of  insurance
                                            rate  for  the  Insured  by the  Net
                                            Amount at Risk  under the  policy on
                                            that Monthly Anniversary.

Net Amount at Risk                          The Net Amount at Risk is calculated
                                            as (a) minus (b) where:

                                            a. is the  current  Death Benefit at
                                               the beginning of the policy month
                                               divided by 1.0032737; and

                                            b. is   the  current  total  Account
                                               Value.

                                            However,  if the Death  Benefit is a
                                            percentage  of the Account  Value of
                                            the  Policy,  then the Net Amount at
                                            Risk is the Death  Benefit minus the
                                            amount in the  Account  Value of the
                                            Policy at that time.

                                            Rate   Classes  for   Insureds.   We
                                            currently  rate  Insureds  in one of
                                            following basic rate classifications
                                            based on our underwriting:

                                            o nonsmoker;

                                            o smoker;

                                            o substandard  for those involving a
                                              higher mortality risk

                                            o Unismoke/Unisex

                                            At our  discretion we may offer this
                                            policy on a guaranteed issue basis.

                                            We place the Insured in a rate class
                                            when we issue  the  policy  based on
                                            our underwriting determination. This
                                            original  rate class  applies to the
                                            initial   Face   Amount.   When   an
                                            increase    in   Face    Amount   is
                                            requested,  we conduct  underwriting
                                            before    approving   the   increase
                                            (except as noted below) to determine
                                            whether a different  rate class will
                                            apply to the  increase.  If the rate
                                            class for the  increase  has a lower
                                            guaranteed  cost of insurance  rates
                                            than the  original  rate class,  the
                                            rate  class  for the  increase  also
                                            will be applied to the initial  Face
                                            Amount.  If the rate  class  for the
                                            increase  has  a  higher  guaranteed
                                            cost of  insurance  rates  than  the
                                            original rate class,  the rate class
                                            for the increase  will apply only to
                                            the increase in Face Amount, and the
                                            original rate class will continue to
                                            apply to the initial Face Amount.

                                            If there have been  increases in the
                                            Face  Amount,  we may use  different
                                            cost  of  insurance  rates  for  the
                                            increased   portions   of  the  Face
                                            Amount.  For purposes of calculating
                                            the cost of  insurance  charge after
                                            the Face Amount has been  increased,
                                            the Account Value will be applied to
                                            the initial  Face  Amount  first and
                                            then to any subsequent  increases in
                                            Face  Amount.  If  at  the  time  an
                                            increase is  requested,  the Account
                                            Value   exceeds  the  initial   Face
                                            Amount    (or    any    subsequently
                                            increased  Face  Amount)  divided by
                                            1.0032737,  the excess  will then be
                                            applied to the  subsequent  increase
                                            in Face  Amount in the  sequence  of
                                            the increases.

                                            In order to  maintain  the policy in
                                            compliance  with Section 7702 of the
                                            Code, under certain circumstances an
                                            increase in Account Value will cause
                                            an  automatic  increase  in the Life
                                            Insurance Proceeds. The Attained Age
                                            and rate  class  for  such  increase
                                            will be the  same as that  used  for
                                            the  most  recent  increase  in Face
                                            Amount (that has not been eliminated
                                            through  a  subsequent  decrease  in
                                            Face Amount).

                                            The  guaranteed  cost  of  insurance
                                            charges  at  any  given  time  for a
                                            substandard  policy  with flat extra
                                            charges   will  be   based   on  the
                                            guaranteed maximum cost of insurance
                                            rate for the policy (including table
                                            rating  multiples,  if  applicable),
                                            the  current  Net  Amount at Risk at
                                            the time the deduction is made, plus
                                            the actual dollar amount of the flat
                                            extra charge.

                                            Our current cost of insurance  rates
                                            may  be  less  than  the  guaranteed
                                            rates. Our current cost of insurance
                                            rates  will be  determined  based on
                                            our   expectations   as  to   future
                                            mortality      and       persistency
                                            experience.  These  rates may change
                                            from   time   to   time.    In   our
                                            discretion,  the current  charge may
                                            be increased in any amount up to the
                                            maximum  guaranteed  charge shown in
                                            the table.

                                            Cost  of  insurance  rates  (whether
                                            guaranteed   or   current)   for  an
                                            Insured  in a  nonsmoker  risk class
                                            are  generally  lower than rates for
                                            an  Insured  of the same age and sex
                                            in a  smoker  risk  class.  Cost  of
                                            insurance rates (whether  guaranteed
                                            or  current)  for  an  Insured  in a
                                            nonsmoker  or smoker  risk class are
                                            generally  lower  than  rates for an
                                            Insured  of the same age and sex and
                                            smoking status in a substandard risk
                                            class.

                                            Legal  Considerations   Relating  to
                                            Sex-Distinct  Premiums and Benefits.
                                            Mortality   tables  for  the  policy
                                            generally  distinguish between males
                                            and  females.   Thus,  premiums  and
                                            benefits  under the policy  covering
                                            males  and  females  of the same age
                                            will generally differ.

                                            We  do,  however,   also  offer  the
                                            policy  based  on  unisex  mortality
                                            tables  if  required  by state  law.
                                            Employers and employee organizations
                                            considering  purchase  of  a  policy
                                            should  consult their legal advisers
                                            to determine  whether  purchase of a
                                            policy    based   on    sex-distinct
                                            actuarial  tables is consistent with
                                            Title VII of the Civil Rights Act of
                                            1964 or other  applicable  law. Upon
                                            request,  we may  offer  the  policy
                                            with unisex mortality tables to such
                                            prospective purchasers.

                                            Deduction   From  Variable   Account
                                            Assets

                                            Mortality  and Expense  Risk Charge.
                                            We deduct a daily  charge  from your
                                            Account Value in the subaccounts for
                                            assuming   certain   mortality   and
                                            expense risks under the policy. This
                                            charge does not apply to the amounts
                                            you   allocate  to  the   Guaranteed
                                            Account. The current charge is at an
                                            annual  rate of 0.65% of net  assets
                                            for policy  years one through  four,
                                            0.20%   for   years   five   through
                                            nineteen, and 0.15% thereafter.  The
                                            guaranteed  charge  is at an  annual
                                            rate of  1.00% of  Variable  Account
                                            assets. Although, we may increase or
                                            decrease  the  charge  at  our  sole
                                            discretion,  it is guaranteed not to
                                            exceed  an  annual  rate of 1.00% of
                                            your    Account    Value    in   the
                                            subaccounts for the duration of your
                                            policy.

                                            The mortality risk we assume is that
                                            the  Insured  under a policy may die
                                            sooner   than    anticipated,    and
                                            therefore  we will pay an  aggregate
                                            amount  of Life  Insurance  Proceeds
                                            greater   than   anticipated.    The
                                            expense   risk  we  assume  is  that
                                            expenses  incurred  in  issuing  and
                                            administering  all  policies and the
                                            Variable  Account  will  exceed  the
                                            amounts     realized     from    the
                                            administrative    charges   assessed
                                            against all policies.

                                            Deductions Upon Policy Transactions

                                            Transfer Charge. We currently impose
                                            a  $25   transfer   charge   on  any
                                            transfer of Account  Value among the
                                            subaccounts   and   the   Guaranteed
                                            Account  in  excess  of the 12  free
                                            transfers   permitted   each  policy
                                            year.  If the charge is imposed,  we
                                            will   deduct  it  from  the  amount
                                            requested to be  transferred  before
                                            allocation to the new  subaccount(s)
                                            and shown in the confirmation of the
                                            transaction.

                                            Surrender  Charge.  If the policy is
                                            surrendered  or there is a  decrease
                                            in Face  Amount  during the first 14
                                            policy   years,   we  may  deduct  a
                                            surrender   charge   based   on  the
                                            initial Face Amount.  If a policy is
                                            surrendered  or there is a  decrease
                                            in Face Amount within 14 years after
                                            an increase in Face Amount,  we will
                                            deduct a surrender  charge  based on
                                            the  increase  in Face  Amount.  The
                                            surrender  charge  will be  deducted
                                            before any  surrender  proceeds  are
                                            paid.

                                            Surrender  Charge  Calculation.   In
                                            general,  the  surrender  charge  is
                                            based on the  premiums  you pay. The
                                            Surrender  Charge will be no greater
                                            than the  product  of (1)  times (2)
                                            times (3) where:

                                            1. is  equal  to  the   Face  Amount
                                               divided by $1,000;

                                            2. is  equal  to a  surrender charge
                                               factor  per  $1,000 based  on the
                                               Insured's      age,    sex    and
                                               underwriting class; and

                                            3. is  a  factor based on the policy
                                               year  when the  surrender  occurs
                                               as  described  in  the  following
                                               table:

                                                     Policy
                                                      Year            Factor
                                                     ------           ------
                                                       1               100%
                                                       2               100%
                                                       3               100%
                                                       4               100%
                                                       5               100%
                                                       6                90%
                                                       7                80%
                                                       8                70%
                                                       9                60%
                                                       10               50%
                                                       11               40%
                                                       12               30%
                                                       13               20%
                                                       14               10%
                                                      15+                0%

                                            A  table  of  the  maximum   initial
                                            surrender  charge factors per $1,000
                                            of Face  Amount is shown in Appendix
                                            A. We  reserve  the  right to charge
                                            less  than the  maximum  amount,  no
                                            amount  at all,  or even a  negative
                                            amount  which  would have the effect
                                            of  increasing   the  policy's  Cash
                                            Surrender Value.

                                            Surrender   Charge   Based   On   An
                                            Increase Or Decrease In Face Amount.
                                            An  increase  in Face  Amount of the
                                            policy may  result in an  additional
                                            surrender   charge   during  the  14
                                            policy years  immediately  following
                                            the   increase.    The    additional
                                            surrender  charge  period will begin
                                            on  the   effective   date   of  the
                                            increase.  If the Face Amount of the
                                            policy is reduced  before the end of
                                            the 14th  policy  year or  within 14
                                            years  immediately  following a Face
                                            Amount increase,  we may also deduct
                                            a pro rata  share of any  applicable
                                            surrender  charge from your  Account
                                            Value.   Reductions  will  first  be
                                            applied   against  the  most  recent
                                            increase  in the Face  Amount of the
                                            policy. They will then be applied to
                                            prior  increases  in Face  Amount of
                                            the policy in the  reverse  order in
                                            which such increases took place, and
                                            then to the  initial  Face Amount of
                                            the policy.

                                            Partial  Surrender  Charge.  We  may
                                            deduct a partial surrender charge:

                                            o upon a partial surrender; and

                                            o if you decrease your policy's Face
                                              Amount.

                                            We  deduct  the  partial   surrender
                                            charge from the  subaccounts  or the
                                            Guaranteed   Account   in  the  same
                                            proportion  as we deduct the amounts
                                            for your partial surrender.

                                            Partial   Surrender  Charge  Due  to
                                            Decrease in Face  Amount.  We deduct
                                            an  amount  equal to the  applicable
                                            surrender  charge  multiplied  by  a
                                            fraction  (equal to the  decrease in
                                            Face  Amount  divided  by  the  Face
                                            Amount  of the  policy  prior to the
                                            decrease).

                                            Partial   Surrender   Administrative
                                            Charge.  We  reserve  the  right  to
                                            deduct an administrative charge upon
                                            a partial  surrender of up to $25 or

                                            2% of amount surrendered,  whichever
                                            is less.

                                            Discount Purchase Programs

                                            The amount of the  surrender  charge
                                            and other  charges  under the policy
                                            may be  reduced or  eliminated  when
                                            sales  of the  policy  are  made  to
                                            individuals    or   to   groups   of
                                            individuals  in a manner that in our
                                            opinion results in expense  savings.
                                            For purchases  made by our officers,
                                            directors and employees, those of an
                                            affiliate, or any individual,  firm,
                                            or a company  that has  executed the
                                            necessary  agreements  to  sell  the
                                            policy, and members of the immediate
                                            families    of    such     officers,
                                            directors,  and  employees,  we  may
                                            reduce or  eliminate  the  surrender
                                            charge.  Any  variation  in  charges
                                            under  the  policy,   including  the
                                            surrender   charge,   administrative
                                            charge or mortality and expense risk
                                            charge,  will reflect differences in
                                            costs  or  services  and will not be
                                            unfairly discriminatory.

================================================================================
                             Other Policy Provisions
================================================================================

                                            Right to Exchange

                                            You may  exchange  this  policy to a
                                            flexible  premium fixed benefit life
                                            insurance  policy on the life of the
                                            Insured    without    evidence    of
                                            insurability.  This  exchange may be
                                            made:

                                            a. within 24 months  after the Issue
                                               Date   while  the  policy  is  in
                                               force; or

                                            b. within 24 months of any  increase
                                               in Face Amount of the policy;  or

                                            c. within 60 days  of  the effective
                                               date of a material change  in the
                                               investment     policy    of     a
                                               subaccount, or within 60 days  of
                                               the notification of  such change,
                                               if later. In the event of such  a
                                               change, we  will notify  you  and
                                               give   you   information  on  the
                                               options available.

                                            When an  exchange is  requested,  we
                                            accomplish     the    exchange    by
                                            transferring   all  of  the  Account
                                            Value  to  the  Guaranteed  Account.
                                            There   is  no   charge   for   this
                                            transfer.   Once   this   option  is
                                            exercised,  the entire Account Value
                                            must   remain   in  the   Guaranteed
                                            Account  for the  remaining  life of
                                            the new  policy.  The Face Amount in
                                            effect  at the time of the  exchange
                                            will remain unchanged. The effective
                                            date,  Issue  Date and  issue age of
                                            the Insured  will remain  unchanged.
                                            The  owner and  Beneficiary  are the
                                            same  as were  recorded  immediately
                                            before the exchange.

                                            Incontestability.

                                            We will not contest the policy after
                                            it has  been  in  force  during  the
                                            Insured's  lifetime  for  two  years
                                            from the Issue Date. Any increase in
                                            the    Face     Amount    will    be
                                            incontestable    with   respect   to
                                            statements  made in the  evidence of
                                            insurability for that increase after
                                            the   increase  has  been  in  force
                                            during the life of the  Insured  for
                                            two years after the  effective  date
                                            of the increase.

                                            Suicide Exclusion.

                                            If  the  Insured   commits   suicide
                                            (while  sane or  insane)  within two
                                            years (unless otherwise specified by
                                            state law) after the Issue Date, our
                                            liability  will  be  limited  to the
                                            payment  of a single  sum.  This sum
                                            will be equal to the premiums  paid,
                                            minus  any  loan  and  accrued  loan
                                            interest,    minus    any    partial
                                            surrender, and minus the cost of any
                                            riders  attached to the  policy.  If
                                            the Insured  commits  suicide (while
                                            sane or  insane)  within  two  years
                                            (unless otherwise specified by state
                                            law) after the effective  date of an
                                            increase  in the Face  Amount,  then
                                            our  liability as to the increase in
                                            amount   will  be   limited  to  the
                                            payment of a single sum equal to the
                                            monthly cost of insurance deductions
                                            made  for  such  increase  plus  the
                                            expense  charge   deducted  for  the
                                            increase.

                                            Misstatement of Age or Sex.

                                            If an Insured's  age or sex has been
                                            misstated  in the  policy,  the Life
                                            Insurance  Proceeds and any benefits
                                            provided  by  riders  shall be those
                                            which would be purchased at the then
                                            current cost of insurance charge for
                                            the correct age and sex.

                                            Changes in the Policy or Benefits.

                                            At any time we may make such changes
                                            in the  policy as are  necessary  to
                                            assure  compliance at all times with
                                            the  definition  of  life  insurance
                                            prescribed  by the  Code  or to make
                                            the policy  conform  with any law or
                                            regulation  issued by any government
                                            agency to which it is subject.

                                            When Proceeds Are Paid

                                            We  will  ordinarily  pay  any  Life
                                            Insurance Proceeds, loan proceeds or
                                            partial or full  surrender  proceeds
                                            within  seven days after  receipt at
                                            our Administrative Office of all the
                                            required  documents.  Other than the
                                            Life Insurance  Proceeds,  which are
                                            determined  as of the date of death,
                                            the amount will be  determined as of
                                            the  date  of  receipt  of  required
                                            documents.  However,  we  may  delay
                                            making a  payment  or  processing  a
                                            transfer request if:

                                            1.  the disposal or valuation of the
                                                Variable Account's assets is not
                                                reasonably  practicable  because
                                                the New York Stock  Exchange  is
                                                closed  for other than a regular
                                                holiday or  weekend,  trading is
                                                restricted by the Securities and
                                                Exchange   Commission,   or  the
                                                Securities      and     Exchange
                                                Commission   declares   that  an
                                                emergency exists; or

                                            2.  the   Securities   and  Exchange
                                                Commission   by  order   permits
                                                postponement of payment for your
                                                protection.

                                            In  addition  we  may  delay  making
                                            deductions   from   the   Guaranteed
                                            Account.

                                            As  to  amounts   allocated  to  Our
                                            Guaranteed  Account,  We  may  defer
                                            payment  of any  surrender  or  loan
                                            amount for up to six months after We
                                            receive  a  request  for it. We will
                                            allow  interest,  at a  rate  of  at
                                            least  4% a year,  on any  Net  Cash
                                            Surrender Value payment derived from
                                            Our Guaranteed Account that We defer
                                            for 10 days or more after We receive
                                            a request for it.

                                            Reports to Owners

                                            You  will  receive  a   confirmation
                                            within seven days of the transaction
                                            of:

                                            o   the receipt of any premium;

                                            o   any  change  of   allocation  of
                                                premiums;

                                            o   any       transfer       between
                                                subaccounts;

                                            o   any loan, interest repayment, or
                                                loan repayment;

                                            o   any partial surrender;

                                            o   any return of premium  necessary
                                                to   comply   with    applicable
                                                maximum  receipt of any  premium
                                                payment;

                                            o   any  exercise  of your  right to
                                                cancel;

                                            o   an exchange of the policy;

                                            o   full surrender of the policy.

                                            Within  30 days  after  each  policy
                                            anniversary  we  will  send  you  an
                                            annual statement. The statement will
                                            show  the  Life  Insurance  Proceeds
                                            currently  payable,  and the current
                                            Account Value, Cash Surrender Value,
                                            and  the   Outstanding   Loan.   The
                                            statement  will also  show  premiums
                                            paid,  all charges  deducted  during
                                            the    policy    year,    and    all
                                            transactions.  We will  also send to
                                            you annual and  semi-annual  reports
                                            of the Variable Account.

                                            Assignment

                                            You  may   assign   the   policy  in
                                            accordance  with its terms on a form
                                            provided  by  us.  We  will  not  be
                                            deemed  to  know  of  an  assignment
                                            unless  we  receive  a copy  of this
                                            assignment      form      at     our
                                            Administrative  Office. We assume no
                                            responsibility  for the  validity or
                                            sufficiency of any  assignment.  Any
                                            assignment  or pledge of a  modified
                                            endowment contract as collateral for
                                            a  loan  may  result  in  a  taxable
                                            event.

                                            Reinstatement

                                            If  the  policy  has  ended  without
                                            value,   you  may  reinstate  policy
                                            benefits  while the Insured is alive
                                            if you:

                                            1.  Request  reinstatement of policy
                                                benefits   within   three  years
                                                (unless  otherwise  specified by
                                                state  law)  from the end of the
                                                Grace Period;

                                            2.  Provide evidence of insurability
                                                satisfactory to us;

                                            3.  Make  a  payment  of  an  amount
                                                sufficient   to  cover  (i)  the
                                                total   monthly   administrative
                                                charges  from the  beginning  of
                                                the   Grace    Period   to   the
                                                effective date of reinstatement;
                                                (ii)  total  monthly  deductions
                                                for  three  months,   calculated
                                                from  the   effective   date  of
                                                reinstatement;   and  (iii)  the
                                                premium  expense  charge and any
                                                increase  in  surrender  charges
                                                associated with this payment. We
                                                will  determine  the  amount  of
                                                this  required  payment as if no
                                                interest      or      investment
                                                performance  were credited to or
                                                charged   against  your  Account
                                                Value; and

                                            4.  Repay  or  reinstate   any  loan
                                                which  existed  on the  date the
                                                policy ended.

                                            The    effective    date    of   the
                                            reinstatement   of  policy  benefits
                                            will be the next Monthly Anniversary
                                            which coincides with or next follows
                                            the date we  approve  your  request.
                                            From the  required  payment  we will
                                            deduct  the  premium  expenses.  The
                                            Account  Value,  loan and  surrender
                                            charges   that   will   apply   upon
                                            reinstatement  will  be  those  that
                                            were  in  effect  on  the  date  the
                                            policy lapsed.

                                            We  will   start  to  make   monthly
                                            deductions again as of the effective
                                            date of  reinstatement.  The monthly
                                            expense charge from the beginning of
                                            the Grace  Period  to the  effective
                                            date   of   reinstatement   will  be
                                            deducted  from the Account  Value as
                                            of    the    effective    date    of
                                            reinstatement. No other charges will
                                            accrue for this period.

================================================================================
                             Performance Information
================================================================================

                                            From  time to time we may  advertise
                                            the "total  return" and the "average
                                            annual   total    return"   of   the
                                            subaccounts and the portfolios. Both
                                            total   return  and  average   total
                                            return    figures   are   based   on
                                            historical   earnings  and  are  not
                                            intended    to    indicate    future
                                            performance.

                                            "Total   Return"   for  a  portfolio
                                            refers  to the  total of the  income
                                            generated  by the  portfolio  net of
                                            total portfolio  operating  expenses
                                            plus   capital   gains  and  losses,
                                            realized   or   unrealized.   "Total
                                            Return" for the  subaccounts  refers
                                            to the total of the income generated
                                            by  the   portfolio   net  of  total
                                            portfolio  operating  expenses  plus
                                            capital  gains and losses,  realized
                                            or unrealized, and the mortality and
                                            expense risk charge. "Average Annual
                                            Total    Return"     reflects    the
                                            hypothetical   annually   compounded
                                            return that would have  produced the
                                            same   cumulative    return   if   a
                                            portfolio's     or      subaccount's
                                            performance  had been  constant over
                                            the entire period.  Because  average
                                            annual total  returns tend to smooth
                                            out  variations in the return of the
                                            portfolio,  they are not the same as
                                            actual year-by-year results.

                                            The   performance   information  set
                                            forth in  Appendix  B  reflects  the
                                            total of the income generated by the
                                            portfolio net of the total portfolio
                                            operating      expenses,      (i.e.,
                                            management  fees and other portfolio
                                            expenses),  plus  capital  gains and
                                            losses,  realized or unrealized  and
                                            assumes  reinvestment  of  dividends
                                            and  distributions.  The performance
                                            results  do  not  reflect:   monthly
                                            deductions;   cost   of   insurance;
                                            surrender   charges;   sales  loads;
                                            mortality  and expense risk charges;
                                            DAC  taxes;  and any  state or local
                                            premium taxes. If these charges were
                                            included,  the total return  figures
                                            would be lower.

                                            Performance   information   may   be
                                            compared, in reports and promotional
                                            literature,  to: (i) the  Standard &
                                            Poor's 500 Stock Index ("S&P  500"),
                                            Dow   Jones    Industrial    Average
                                            ("DJIA"),  Shearson Lehman Aggregate
                                            Bond   Index  or   other   unmanaged
                                            indices   so  that   investors   may
                                            compare the subaccount  results with
                                            those  of  a  group   of   unmanaged
                                            securities    widely   regarded   by
                                            investors as  representative  of the
                                            securities markets in general;  (ii)
                                            other   groups  of   variable   life
                                            separate     accounts    or    other
                                            investment   products   tracked   by
                                            Lipper Analytical Services, a widely
                                            used independent research firm which
                                            ranks   mutual   funds   and   other
                                            investment   products   by   overall
                                            performance,  investment objectives,
                                            and  assets,  or  tracked  by  other
                                            services,  companies,  publications,
                                            or  persons,  such  as  Morningstar,
                                            Inc.,   who  rank  such   investment
                                            products on overall  performance  or
                                            other   criteria;   or   (iii)   the
                                            Consumer  Price Index (a measure for
                                            inflation)  to assess  the real rate
                                            of return from an  investment in the
                                            subaccount.  Unmanaged  indices  may
                                            assume the reinvestment of dividends
                                            but   generally   do   not   reflect
                                            deductions  for  administrative  and
                                            management costs and expenses.

                                            We may provide in advertising, sales
                                            literature, periodic publications or
                                            other   materials   information   on
                                            various topics of interest to owners
                                            and prospective owners. These topics
                                            may include the relationship between
                                            sectors  of  the   economy  and  the
                                            economy as a whole and its effect on
                                            various     securities      markets,
                                            investment strategies and techniques
                                            (such  as  value  investing,  market
                                            timing, dollar cost averaging, asset
                                            allocation,  constant ratio transfer
                                            and   account   rebalancing),    the
                                            advantages  and   disadvantages   of
                                            investing   in   tax-deferred    and
                                            taxable    investments,     customer
                                            profiles and  hypothetical  purchase
                                            and investment scenarios,  financial
                                            management  and tax  and  retirement
                                            planning,       and       investment
                                            alternatives   to   certificates  of
                                            deposit    and    other    financial
                                            instruments,   such  as  comparisons
                                            between    the    policy   and   the
                                            characteristics  of and  market  for
                                            such financial instruments.

                                            Total return data may be  advertised
                                            based on the period of time that the
                                            portfolios  have been in  existence.
                                            The results for any period  prior to
                                            the  policy  being  offered  will be
                                            calculated as if the policy had been
                                            offered  during that period of time,
                                            with all charges assumed to be those
                                            applicable     to    the     policy.
                                            Performance   information   for  any
                                            subaccount in any  advertising  will
                                            reflect  only the  performance  of a
                                            hypothetical   investment   in   the
                                            subaccount   during  the  particular
                                            time    period    on    which    the
                                            calculations are based.  Performance
                                            information  should be considered in
                                            light of the  investment  objectives
                                            and  policies,  characteristics  and
                                            quality  of the  portfolio  in which
                                            the   subaccount   invests  and  the
                                            market  conditions  during the given
                                            time  period,   and  should  not  be
                                            considered  as a  representation  of
                                            what may be  achieved in the future.
                                            Actual  returns  may be more or less
                                            than those shown in any  advertising
                                            and  will  depend  on  a  number  of
                                            factors,  including  the  investment
                                            allocations  by  an  owner  and  the
                                            different investment rates of return
                                            for the portfolios.

================================================================================
                        Federal Income Tax Considerations
================================================================================

                                            The following summarizes the current
                                            federal  income tax law that applies
                                            to life  insurance in general.  This
                                            summary    does   not    cover   all
                                            situations.  This  summary  is based
                                            upon   our   understanding   of  the
                                            current  federal income tax laws and
                                            current   interpretations   by   the
                                            Internal Revenue Service.  We cannot
                                            predict   whether   the  Code   will
                                            change.   You  should   speak  to  a
                                            competent tax adviser to discuss how
                                            the  purchase  of a  policy  and the
                                            transactions   you  make  under  the
                                            policy will impact your  federal tax
                                            liability.

                                            Tax Status of the Policy

                                            A policy has certain tax  advantages
                                            when  it  is   treated  as  a  "life
                                            insurance  contract" under the Code.
                                            We believe that the policy meets the
                                            definition   of  a  life   insurance
                                            contract  under  Section 7702 of the
                                            Code.  You bear  the  risk  that the
                                            policy  may not meet the  definition
                                            of a life  insurance  contract.  You
                                            should  consult your own tax adviser
                                            to discuss these risks.

                                            The Company

                                            We are  taxed  as a  life  insurance
                                            company under the Code.  For federal
                                            tax purposes,  the Variable  Account
                                            and its operations are considered to
                                            be  part of our  operations  and are
                                            not taxed separately.

                                            Diversification and Investor Control

                                            The Code  requires that we diversify
                                            the investments  underlying variable
                                            insurance    contracts.    If    the
                                            investments    are   not    properly
                                            diversified  and any remedial period
                                            has  passed,  Section  817(h) of the
                                            Code   provides   in   general   the
                                            contract is immediately disqualified
                                            from  treatment as a life  insurance
                                            contract  for  federal   income  tax
                                            purposes.  Disqualification  of  the
                                            policy as a life insurance  contract
                                            would  result in  taxable  income to
                                            you at the time that we allocate any
                                            earnings to your  policy.  You would
                                            have taxable  income even though you
                                            have not received any payments under
                                            the policy.

                                            To the  extent  that any  segregated
                                            asset  account  with  respect  to  a
                                            variable  life  insurance   contract
                                            invests  exclusively  in  securities
                                            issued  by the  U.S.  Treasury,  the
                                            diversification      standard     is
                                            satisfied.    A   segregated   asset
                                            account  underlying  life  insurance
                                            contracts  such as the  policy  will
                                            also   meet   the    diversification
                                            requirements  if, as of the close of
                                            each quarter:

                                            o   the     regulated     investment
                                                companies   (i.e.,    funds   or
                                                portfolios)    in   which    the
                                                segregated asset account invests
                                                satisfy   the    diversification
                                                requirements   of  Code  Section
                                                851(b)(4)  relating to regulated
                                                investment companies; and

                                            o   not more than 55  percent of the
                                                value  of  the   assets  of  the
                                                portfolio  are  attributable  to
                                                cash and cash  items  (including
                                                receivables),         government
                                                securities   and  securities  of
                                                other    regulated    investment
                                                companies.

                                            The diversification requirements may
                                            also be met for the segregated asset
                                            account if:

                                            o   no more than 55% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                one investment; and,

                                            o   no more than 70% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                two investments; and,

                                            o   no more than 80% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                three investments; and,

                                            o   no more than 90% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                four investments.

                                            There   are    several    ways   for
                                            investments      to     meet     the
                                            diversification        requirements.
                                            Generally,    each   United   States
                                            government agency or instrumentality
                                            is  treated  as  a  separate  issuer
                                            under these rules.

                                            All  securities  of the same  issuer
                                            are  generally  treated  as a single
                                            investment.

                                            We  intend  that each  portfolio  in
                                            which the subaccounts invest will be
                                            managed by its investment adviser in
                                            compliance         with        these
                                            diversification requirements.

                                            A  variable  life  insurance  policy
                                            could  fail to be  treated as a life
                                            insurance  contract for tax purposes
                                            if the owner of the  policy has such
                                            control    over   the    investments
                                            underlying  the  policy  (e.g.,   by
                                            being able to transfer  values among
                                            many  portfolios  with only  limited
                                            restrictions) so as to be considered
                                            the   owner   of   the    underlying
                                            investments.     There    is    some
                                            uncertainty on this point because no
                                            guidelines  have been  issued by the
                                            Treasury  Department.  If  and  when
                                            guidelines  are  issued,  we  may be
                                            required  to impose  limitations  on
                                            your  rights to  control  investment
                                            designations under the policy. We do
                                            not know whether any such guidelines
                                            will be issued or  whether  any such
                                            guidelines  would  have  retroactive
                                            effect.  We, therefore,  reserve the
                                            right to make  changes  that we deem
                                            necessary  to insure that the policy
                                            qualifies   as  a   life   insurance
                                            contract.

                                            Tax Treatment of the Policy

                                            Section  7702 of the Code sets forth
                                            a  detailed  definition  of  a  life
                                            insurance  contract  for federal tax
                                            purposes.  The  Treasury  Department
                                            has not issued final  regulations so
                                            that  the  extent  of  the  official
                                            guidance as to how  Section  7702 is
                                            to be applied is quite limited. If a
                                            policy were  determined  not to be a
                                            life insurance contract for purposes
                                            of Section  7702,  that policy would
                                            not  qualify for the  favorable  tax
                                            treatment  normally  provided  to  a
                                            life insurance contract.

                                            With  respect to a policy  issued on
                                            the basis of a standard  rate class,
                                            we believe that such a policy should
                                            meet the Section 7702  definition of
                                            a life insurance contract.

                                            With  respect  to a  policy  that is
                                            issued on a substandard basis (i.e.,
                                            a  premium  class  involving  higher
                                            than standard mortality risk), there
                                            is less certainty,  in particular as
                                            to  how  the   mortality  and  other
                                            expense
                                            requirements  of Section 7702 are to
                                            be  applied in  determining  whether
                                            such a policy  meets the  definition
                                            of a  life  insurance  contract  set
                                            forth in Section  7702.  Thus, it is
                                            not clear  that such a policy  would
                                            satisfy  Section 7702,  particularly
                                            if  you  pay  the  full   amount  of
                                            premiums permitted under the policy.

                                            If subsequent  guidance issued under
                                            Section  7702  leads us to  conclude
                                            that a policy  does not (or may not)
                                            satisfy  Section  7702, we will take
                                            appropriate  and necessary steps for
                                            the purpose of  bringing  the policy
                                            into compliance,  but we can give no
                                            assurance  that it will be  possible
                                            to achieve that result. We expressly
                                            reserve the right to restrict policy
                                            transactions  if we  determine  such
                                            action to be  necessary  to  qualify
                                            the  policy  as  a  life   insurance
                                            contract under Section 7702.

                                            Tax Treatment of Policy  Benefits In
                                            General

                                            This  discussion  assumes  that each
                                            policy   will   qualify  as  a  life
                                            insurance   contract   for   federal
                                            income tax  purposes  under  Section
                                            7702.  The Life  Insurance  Proceeds
                                            under the policy  should be excluded
                                            from the taxable gross income of the
                                            Beneficiary.    In   addition,   the
                                            increases  in  a  policy's   Account
                                            Value  should  not  be  taxed  until
                                            there has been a  distribution  from
                                            the  policy  such  as  a  surrender,
                                            partial   surrender  or  lapse  with
                                            loan.

                                            Pre-Death Distribution

                                            The    tax    treatment    of    any
                                            distribution  you receive before the
                                            Insured's  death  depends on whether
                                            the  policy  is   classified   as  a
                                            modified endowment contract.

                                            Policies Not  Classified as Modified
                                            Endowment Contracts

                                            o   If you  surrender  the policy or
                                                allow it to lapse,  you will not
                                                be taxed  except  to the  extent
                                                the  amount  you  receive  is in
                                                excess of the  premiums you paid
                                                less the untaxed  portion of any
                                                prior   withdrawals.   For  this
                                                purpose,  you will be treated as
                                                receiving  any  portion  of  the
                                                cash  surrender  value  used  to
                                                repay  policy   debt.   The  tax
                                                consequences  of a surrender may
                                                differ if you take the  proceeds
                                                under    an    income    payment
                                                settlement option.

                                            o   Generally,  you will be taxed on
                                                a  withdrawal  to the extent the
                                                amount you  receive  exceeds the
                                                premiums you paid for the policy
                                                less the untaxed  portion of any
                                                prior   withdrawals.    However,
                                                under        some        limited
                                                circumstances,  in the  first 15
                                                policy  years,  all or a portion
                                                of a withdrawal  may be taxed if
                                                the cash value exceeds the total
                                                premiums  paid less the  untaxed
                                                portions     of    any     prior
                                                withdrawals,   even   if   total
                                                withdrawals  do not exceed total
                                                premiums paid.

                                            o   Extra   premiums   for  optional
                                                benefits and riders generally do
                                                not  count  in   computing   the
                                                premiums paid for the policy for
                                                the   purposes  of   determining
                                                whether a withdrawal is taxable.

                                            o   Loans  you  take   against   the
                                                policy are ordinarily treated as
                                                debt  and  are  not   considered
                                                distributions subject to tax.

                                            Modified Endowment Contracts

                                            o   The rules  change if the  policy
                                                is   classified  as  a  modified
                                                endowment contract ("MEC").  The
                                                policy could be  classified as a
                                                MEC if premiums substantially in
                                                excess of scheduled premiums are
                                                paid or a  decrease  in the face
                                                amount of  insurance is made (or
                                                a rider  removed).  The addition
                                                of a rider or an increase in the
                                                face  amount  of  insurance  may
                                                also  cause  the  policy  to  be
                                                classified  as a MEC.  The rules
                                                on  whether  a  policy  will  be
                                                treated   as  a  MEC  are   very
                                                complex   and  cannot  be  fully
                                                described in this  summary.  You
                                                should  consult a qualified  tax
                                                adviser to  determine  whether a
                                                policy  transaction  will  cause
                                                the policy to be classified as a
                                                MEC. We will monitor your policy
                                                and will take  steps  reasonably
                                                necessary  to  notify  you  on a
                                                timely  basis if your  policy is
                                                in jeopardy of becoming a MEC.

                                            o   If the policy is classified as a
                                                MEC,  then  amounts  you receive
                                                under  the  policy   before  the
                                                Insured's death, including loans
                                                and withdrawals, are included in
                                                income  to the  extent  that the
                                                cash  value   before   surrender
                                                charges   exceeds  the  premiums
                                                paid for the  policy,  increased
                                                by  the   amount  of  any  loans
                                                previously  included  in income,
                                                and   reduced  by  any   untaxed
                                                amounts   previously    received
                                                other  than  the  amount  of any
                                                loans excludable from income. An
                                                assignment  of a MEC is  taxable
                                                in the  same  way.  These  rules
                                                also    apply    to    pre-death
                                                distributions,  including loans,
                                                made during the two-year  period
                                                before  the time that the policy
                                                became a MEC.

                                            o   Any taxable  income on pre-death
                                                distributions   (including  full
                                                surrenders)   is  subject  to  a
                                                penalty of 10% unless the amount
                                                is  received  on or after age 59
                                                1/2, on account of your becoming
                                                disabled  or as a life  annuity.
                                                It is presently  unclear how the
                                                penalty tax provisions  apply to
                                                the     Policies     owned    by
                                                businesses.

                                            o   All  MECs  issued  by us to  you
                                                during  the same  calendar  year
                                                are  treated as a single  policy
                                                for  purposes of applying  these
                                                rules.

                                            Interest on Loans. Except in special
                                            circumstances,  interest  paid  on a
                                            loan  under a policy  which is owned
                                            by  an   individual  is  treated  as
                                            personal interest under the Code and
                                            thus will not be tax deductible.  In
                                            addition,  the deduction of interest
                                            that is incurred on any loan under a
                                            policy   owned  by  a  taxpayer  and
                                            covering the life of any  individual
                                            who is an officer or  employee of or
                                            who is financially interested in the
                                            business carried on by that taxpayer
                                            may  also  be   subject  to  certain
                                            restrictions  set  forth in  Section
                                            264 of the  Code.  Before  taking  a
                                            loan,   you  should  consult  a  tax
                                            adviser  as to the tax  consequences
                                            of such a loan. (Also Section 264 of
                                            the  Code  may   preclude   business
                                            owners   from   deducting    premium
                                            payments.)

                                            Policy Exchanges and  Modifications.
                                            Depending on the circumstances,  the
                                            exchange  of a  policy,  a change in
                                            the death benefit option,  a loan, a
                                            partial  surrender,  a surrender,  a
                                            change   in    ownership,    or   an
                                            assignment  of the  policy  may have
                                            federal income tax consequences.  In
                                            addition,  the  federal,  state  and
                                            local   transfer,   and   other  tax
                                            consequences of ownership or receipt
                                            of policy  proceeds  will  depend on
                                            the  circumstances  of each owner or
                                            Beneficiary.

                                            Withholding.   We  are  required  to
                                            withhold federal income taxes on the
                                            taxable   portion  of  any   amounts
                                            received under the policy unless you
                                            elect
                                            to not  have any  withholding  or in
                                            certain other circumstances. You are
                                            not   permitted   to  elect  out  of
                                            withholding  if you do not provide a
                                            social   security  number  or  other
                                            taxpayer    identification   number.
                                            Special  withholding  rules apply to
                                            payments   made   to    non-resident
                                            aliens.

                                            You  are  liable   for   payment  of
                                            federal  income taxes on the taxable
                                            portion  of  any  amounts   received
                                            under the policy. You may be subject
                                            to penalties under the estimated tax
                                            rules   if  your   withholding   and
                                            estimated   tax   payments  are  not
                                            sufficient.

                                            Generation  Skipping Transfer Tax. A
                                            transfer   of  the   policy  or  the
                                            designation of a Beneficiary  who is
                                            either 37 1/2 years younger than the
                                            owner or a  grandchild  of the owner
                                            may   have    generation    skipping
                                            transfer tax consequences.

                                            Contracts  Issued in Connection With
                                            Tax Qualified  Pension Plans.  Prior
                                            to   purchase   of   a   policy   in
                                            connection  with a  qualified  plan,
                                            you should  examine  the  applicable
                                            tax rules relating to such plans and
                                            life    insurance    thereunder   in
                                            consultation  with a  qualified  tax
                                            adviser.

                                            Possible  Charge  for the  Company's
                                            Taxes

                                            At  the  present  time,  we  do  not
                                            deduct any charges for any  federal,
                                            state,   or  local   income   taxes.
                                            However,   we  do  currently  deduct
                                            charges   for  state   and   federal
                                            premium  based taxes and the federal
                                            DAC tax. We reserve the right in the
                                            future  to  deduct a charge  for any
                                            such  tax or other  economic  burden
                                            resulting  from the  application  of
                                            the tax laws that we determine to be
                                            properly    attributable    to   the
                                            Variable Account or to the policy.

================================================================================
                           Distribution of the Policy
================================================================================

                                            The  policy  is  sold  by   licensed
                                            insurance  agents,  where the policy
                                            may  be  lawfully   sold,   who  are
                                            registered     representatives    of
                                            broker-dealers  which are registered
                                            under the Securities Exchange Act of
                                            1934 and are members of the National
                                            Association  of Securities  Dealers,
                                            Inc.

                                            The  policy   will  be   distributed
                                            through  the  principal  underwriter
                                            for the Variable Account, AIG Equity
                                            Sales  Corp.   ("AIGESC")   70  Pine
                                            Street,   New  York,  New  York,  an
                                            affiliate  of ours.  AIGESC may also
                                            enter into selling  agreements  with
                                            other broker-dealers that will offer
                                            the policy.

                                            Commissions    may   be    paid   to
                                            registered  representatives based on
                                            premiums  paid  for  Policies  sold.
                                            Other    expense     reimbursements,
                                            allowances,  and  overrides may also
                                            be paid. Registered  representatives
                                            who meet  certain  productivity  and
                                            profitability   standards   may   be
                                            eligible       for        additional
                                            compensation.   Additional  payments
                                            may be made  for  administrative  or
                                            other services not directly  related
                                            to the sale of the Policies.

                                            Other Policies Issued by the Company

                                            The Company may offer other policies
                                            similar to those offered herein.

================================================================================
                            About Us and the Accounts
================================================================================

                                            The Company

We are a member of the                      AIG  Life  Insurance  Company  is  a
American International Group,               stock   life    insurance    company
Inc.                                        initially  organized  under the laws
                                            of   Pennsylvania   and  reorganized
                                            under the laws of Delaware.  We were
                                            incorporated  in 1962.  We provide a
                                            full range of  individual  and group
                                            life,  disability,  accidental death
                                            and   dismemberment   policies   and
                                            annuities.  We are a  subsidiary  of
                                            American  International Group, Inc.,
                                            which  is a  holding  company  for a
                                            number of  companies  engaged in the
                                            international   insurance  business,
                                            both    life   and    general,    in
                                            approximately   130   countries  and
                                            jurisdictions around the world.

                                            The Variable Account

                                            We established the Variable  Account
                                            as a separate  investment account on
                                            June 5, 1986.  It is used to support
                                            the policy and other  variable  life
                                            insurance  policies,  and  used  for
                                            other   permitted   purposes.    The
                                            Variable  Account is registered with
                                            the    Securities    and    Exchange
                                            Commission  as  a  unit   investment
                                            trust under the  federal  securities
                                            laws and  qualifies  as a  "separate
                                            account" within the meaning of these
                                            laws.

Although you may have allocated your        We own the  assets  in the  Variable
Account Values to the subaccounts,          Account.  The  Variable  Account  is
you do not own these assets. You            divided   into   subaccounts.    The
only own your policy.                       Variable  Account may include  other
                                            subaccounts  which are not available
                                            under the policy.

                                            Income,  gains and losses,  realized
                                            or  unrealized,  of a subaccount are
                                            credited  to or charged  against the
                                            subaccount  without regard to any of
                                            our other  income,  gains or losses.
                                            Assets  equal  to the  reserves  and
                                            other  contract   liabilities   with
                                            respect to each  subaccount  are not
                                            chargeable with liabilities  arising
                                            out of any of our  other  businesses
                                            or separate accounts.  If the assets
                                            exceed  the  required  reserves  and
                                            other  liabilities,  we may transfer
                                            the excess to our  general  account.
                                            We are obligated to pay all benefits
                                            provided under the policy.

Rights we have reserved.                    We  have  reserved   certain  rights
                                            regarding the Variable  Account.  We
                                            will  exercise  these rights only in
                                            compliance   with   all   applicable
                                            regulatory requirements. We have the
                                            right to:

                                            o   Change, add or delete designated
                                                investment options.

                                            o   Add or remove subaccounts.

                                            o   Withdraw  assets  of a class  of
                                                policies  to  which  the  policy
                                                belongs  from a  subaccount  and
                                                put them in another  subaccount.
                                                o   Combine   any  two  or  more
                                                subaccounts.

                                            o   Register other separate accounts
                                                or   deregister   the   Variable
                                                Account with the  Securities and
                                                Exchange Commission.

                                            o   Run the Variable  Account  under
                                                the  direction  of a  committee,
                                                and discharge  such committee at
                                                any time.

                                            o   Restrict or eliminate any voting
                                                rights  of   owners,   or  other
                                                persons who have  voting  rights
                                                as to the Variable Account.

                                            o   Operate the Variable  Account or
                                                one or more  of the  subaccounts
                                                by making direct  investments or
                                                in any other form.  If we do so,
                                                we may  invest the assets of the
                                                Variable  Account or one or more
                                                of   the   subaccounts   in  any
                                                investments  that are legal,  as
                                                determined by our counsel.

                                            We will  not  change  an  investment
                                            adviser  or  any   investment  of  a
                                            subaccount  of our Variable  Account
                                            unless approved by the  Commissioner
                                            of  Insurance  of Delaware or deemed
                                            approved in accordance with such law
                                            or regulation.  Any approval process
                                            is  on  file   with  the   insurance
                                            supervisory    official    of    the
                                            jurisdiction in which this policy is
                                            delivered.

                                            If any  change we make  results in a
                                            material  change  in the  underlying
                                            investments of a subaccount, we will
                                            notify  you of such  change.  If you
                                            have value in that subaccount:

                                            o   We  will  transfer  it  at  your
                                                written   direction   from  that
                                                subaccount  (without  charge) to
                                                another  subaccount  or  to  the
                                                Guaranteed Account, and

                                            o   You may then change your premium
                                                allocation percentages.

                                            Voting  Rights.  We  are  the  legal
                                            owner   of   shares   held   by  the
                                            subaccounts  and as  such  have  the
                                            right   to  vote   on  all   matters
                                            submitted  to  shareholders  of  the
                                            portfolios.  However, as required by
                                            law, we will vote shares held in the
                                            subaccounts  at regular  and special
                                            meetings  of   shareholders  of  the
                                            portfolios   in   accordance    with
                                            instructions  we receive from owners
                                            with    Account    Value    in   the
                                            subaccounts.  If  allowed  by law or
                                            required  by law we may vote  shares
                                            of the portfolios  without obtaining
                                            instructions   or  in  disregard  to
                                            instructions we have received. If we
                                            ever disregard voting  instructions,
                                            we will  advise  you of that  action
                                            and our  reasons  for such action in
                                            the next semiannual report.

                                            The Guaranteed Account

                                            The Guaranteed Account is an account
                                            within  the  general  account of the
                                            company.  Our general account assets
                                            are used to  support  our  insurance
                                            and annuity  obligations  other than
                                            those  funded by separate  accounts.
                                            Subject to  applicable  law, we have
                                            sole  discretion over the investment
                                            of  the   assets   of  the   general
                                            account.

                                            We have not registered  interests in
                                            the  Guaranteed  Account  under  the
                                            Securities   Act  of   1933  or  the
                                            Guaranteed  Account as an investment
                                            company.

                                            The  staff  of  the  Securities  and
                                            Exchange Commission has not reviewed
                                            our  disclosure  on  the  Guaranteed
                                            Account.  Our  disclosure  regarding
                                            the  Guaranteed  Account must comply
                                            with generally applicable provisions
                                            of  the  federal   securities   laws
                                            relating   to   the   accuracy   and
                                            completeness of statements made in a
                                            prospectus.

================================================================================
                      OUR DIRECTORS AND EXECUTIVE OFFICERS
================================================================================

The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the company during the past five (5) years unless otherwise indicated.

                                                     Principal Business Affiliations and
Name and Address                  Office             Principal Occupations During Past Five Years
----------------                  ------             --------------------------------------------
Wayne A. Barnard           Senior Vice President     Senior Vice President of American General Life
2929 Allen Parkway                                   Insurance Company since 1997
Houston, TX 77019

Paul S. Bell               Senior Vice President     Senior Vice President of the Company
One ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert M. Beuerlein*       Senior Vice President     Senior Vice President, and Chief Actuary of American
2929 Allen Parkway         and Chief Actuary         General Life Insurance Company since 1999. Previously
Houston, TX 77019                                    held other positions with American General

Pauletta P. Cohn*          Senior Vice President     Senior Vice President and Co-General Counsel of American
2929 Allen Parkway         and Co-General Counsel    General Life Insurance Company since March, 2002.
Houston, TX 77019                                    Previously held other positions with American General

David J.Dietz*             Senior Vice President     Director since 2002 and Senior Vice President since 1999
390 Park Avenue                                      of American General life Insurance Company. President
New York, NY 10022                                   and Chief Executive Officer of The United States Life
                                                     Insurance Company, Individual Insurance Operations,
                                                     since 1997.

Robert Michael Goldbloom   Senior Vice President     Senior Vice President
80 Pine Street
New York, NY 10005

                                                     Principal Business Affiliations and
Name and Address                  Office             Principal Occupations During Past Five Years
----------------                  ------             --------------------------------------------
Robert F. Herbert, Jr.*    Director and Senior       Senior Vice President and Treasurer of American General
2727-A Allen Parkway       Vice President            Life Insurance Company since 1996,
Houston, TX 77019

David L. Herzog*           Director, Executive       Director, Executive Vice President and Chief Financial
2929 Allen Parkway         Vice President, and       Officer of American General Life Insurance Company since
Houston, TX 77019          Chief Financial Officer   2000. Previously Vice President of General American

Kyle L. Jennings*          Senior Vice President     Senior Vice President and Co-General Counsel of American
2929 Allen Parkway         and Co-General Counsel    General Life Insurance Company since March, 2002. Previously
Houston, TX 77019                                    held other positions with American General

Simon J. Leech*            Senior Vice President     Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Rodney O. Martin, Jr.*     Director, Chairman,       Director and Chairman of the Board of American General
2929 Allen Parkway         and President             Life Insurance Company since 1996, Chief Executive Officer
Houston, TX 77019                                    2000-2001

Paul L. Mistretta*         Executive Vice President  Executive Vice President of American General Life Insurance
2929 Allen Parkway                                   Company since 1999, previously Senior Vice President of First
Houston, TX 77019                                    Colony Life

Mark R. McGuire*           Senior Vice President     Senior Vice President of American General Life Insurance Company
2727 Allen Parkway                                   since 2001. Previously held other positions with American General
Houston, TX 77019

R. Kendall Nottingham      Director                  Chairman of the Board and Chief Executive Officer of American
70 Pine Street                                       International Life Insurance Company (ALICO)
New York, NY 10270

                                                     Principal Business Affiliations and
Name and Address                  Office             Principal Occupations During Past Five Years
----------------                  ------             --------------------------------------------
Arshad H. Qureshi          Senior Vice President     Senior Vice President of the Company
One ALICO Plaza
600 King Street
Wilmington, DE 19801

Lawrence J. O'Brien*       Senior Vice President     Senior Vice President of American General Life Insurance
2929 Allen Parkway                                   Company since 2001. Previously held other positions with American
Houston, TX 77019                                    General

Nicholas A. O'Kulich       Director and Vice         Vice President of AIG, Inc. Director of American General Life
70 Pine Street             Chairman of the Board     Insurance Company
New York, NY 10270

Gary D. Reddick*           Director and Executive    Director and, since 1998, Executive Vice President of American
2929 Allen Parkway         Vice President            General Life Insurance Company
Houston, TX 77019

Elizabeth M. Tuck          Secretary                 Secretary and Assistant Secretary of AIG, Inc., and certain affiliates
70 Pine Street
New York, NY 10270

o Officer and/or Director of the Company since 2002

================================================================================
                                Other Information
================================================================================

                                            State Regulation


                                            We  are   subject  to  the  laws  of
                                            Delaware     governing     insurance
                                            companies  and to  regulation by the
                                            Delaware    Insurance     Department
                                            ("Insurance Department"). We file an
                                            annual  statement  in  a  prescribed
                                            form with the  Insurance  Department
                                            each year covering our operation for
                                            the  preceding  year  and our  final
                                            condition  as of  the  end  of  such
                                            year.  Regulation  by the  Insurance
                                            Department     includes     periodic
                                            examinations to determine our policy
                                            liabilities and reserves so that the
                                            Insurance Department may certify the
                                            items  are  correct.  Our  books and
                                            accounts  are  subject  to review by
                                            the  Insurance   Department  at  all
                                            times and a full  examination of its
                                            operations is conducted periodically
                                            by  the   staff  of  the   Insurance
                                            Department  pursuant to the National
                                            Association       of       Insurance
                                            Commissioners.  Such regulation does
                                            not,     however,     involve    any
                                            supervision    of    management   or
                                            investment practices or policies. In
                                            addition,    we   are   subject   to
                                            regulation  under the insurance laws
                                            of other  jurisdictions  in which we
                                            may operate.


                                            Legal Proceedings

                                            There  are no legal  proceedings  to
                                            which the  Variable  Account  or the
                                            principal underwriter is a party. We
                                            are  engaged  in  various  kinds  of
                                            routine  litigation  which,  in  our
                                            opinion,   are   not   of   material
                                            importance  in relation to our total
                                            capital and surplus.


                                            Independent Accountants


                                            The   financial   statements   which
                                            appear in this  prospectus have been
                                            audited  by   PricewaterhouseCoopers
                                            LLP,  independent  certified  public
                                            accountants,   as  stated  in  their
                                            reports,  and have been  included in
                                            reliance  upon the authority of such
                                            firm as  experts in  accounting  and
                                            auditing.


                                            Legal Matters

                                            Legal   matters   relating   to  the
                                            federal  securities  laws are  being
                                            passed  upon by the firm of  Morgan,
                                            Lewis & Bockius  LLP of  Washington,
                                            D.C.

                                            Published Ratings

                                            We  may   occasionally   publish  in
                                            advertisements, sales literature and
                                            reports   the   ratings   and  other
                                            information assigned to us by one or
                                            more       independent        rating
                                            organizations   such  as  A.M.  Best
                                            Company,   Moody's  and  Standard  &
                                            Poor's.  The  purpose of the ratings
                                            is    to    reflect    the    rating
                                            organization's    opinion   of   our
                                            financial strength and should not be
                                            considered   as   bearing   on   the
                                            investment   performance  of  assets
                                            held in the Variable Account.

                                            The ratings are not  recommendations
                                            to purchase  our life  insurance  or
                                            annuity  products or to hold or sell
                                            these  products,  and the ratings do
                                            not  comment on the  suitability  of
                                            such   products   for  a  particular
                                            investor.  There can be no assurance
                                            that  any  rating   will  remain  in
                                            effect for any
                                            given  period  of time  or that  any
                                            rating   will  not  be   lowered  or
                                            withdrawn   entirely   by  a  rating
                                            organization     if,     in     such
                                            organization's   judgment,    future
                                            circumstances   so   warrant.    The
                                            ratings   do   not    reflect    the
                                            investment    performance   of   the
                                            Variable  Account  or the  degree of
                                            risk  associated  with an investment
                                            in the Variable Account.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1(h) to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also, as discussed in Note 1(h) to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained beneficial Interests in Securitized Financial Assets" in 2001.

PricewaterhouseCoopers LLP

February 4, 2002

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Assets

Investments and cash:
Fixed maturities:
      Bonds available for sale, at market value                    $ 8,742,461        $ 5,951,951
      (cost: 2001 - $8,709,132; 2000 - $6,066,218)
Equity securities:
      Common stock
      (cost: 2001-$250; 2000 - $1,142)                                     253              3,176
      Non-redeemable preferred stock
      (cost: 2001 - $48,934; 2000 - $48,618)                            43,252             47,919
Mortgage loans on real estate, net of allowance
      (2001 - $14,000; 2000 - $14,000)                                 351,950            362,314
Real estate, net of accumulated
      depreciation of $0 in 2001 and $5,504 in 2000                     11,424             10,990
Policy loans                                                           327,623            602,201
Other invested assets                                                  161,950            176,858
Derivative assets, at market                                               643                 --
Short-term investments, at cost (approximates market value)            178,318            162,282
Cash                                                                       661              4,997
                                                                   -----------        -----------

    Total investments and cash                                       9,818,535          7,322,688

Amounts due from related parties                                         4,291              5,315
Investment income due and accrued                                      154,715            117,343
Premium and insurance balances receivable                               89,257             88,201
Reinsurance assets                                                     115,041             76,923
Deferred policy acquisition costs                                      339,029            269,188
Federal income tax receivable                                               --                236
Deferred tax receivable                                                  3,609                 --
Separate and variable accounts                                       3,422,782          3,321,025
Other assets                                                             1,906              4,883
                                                                   -----------        -----------

                                    Total assets                   $13,949,165        $11,205,802
                                                                   ===========        ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Liabilities

  Policyholder contract deposits                                   $ 6,930,153        $ 5,217,103
  Future policy benefits for life and accident
    and health insurance contracts                                   2,266,355          1,742,646
  Reserve for unearned premiums                                         30,633             24,292
  Policy and contract claims                                           181,870            158,932
  Reserve for commissions, expenses and taxes                           36,563             27,814
  Insurance balances payable                                            73,842             68,722
  Amounts due to related parties                                         6,294              5,907
  Deferred income taxes                                                 65,649             17,130
  Federal income tax payable                                             5,552                 --
  Separate and variable accounts                                     3,422,782          3,321,025
  Minority interest                                                        220              5,353
  Derivative liabilities, at market                                      8,265                 --
  Other liabilities                                                    122,507            152,171
                                                                   -----------        -----------

                                    Total liabilities               13,150,685         10,741,095
                                                                   -----------        -----------

Capital funds

  Preferred stock, $100,000 par value; 2,500 shares                    250,000                 --
  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                       4,884              4,884
  Additional paid-in capital                                           153,283            153,283
  Retained earnings                                                    377,864            334,816
  Accumulated other comprehensive income                                12,449            (28,276)
                                                                   -----------        -----------

                                    Total capital funds                798,480            464,707
                                                                   -----------        -----------

Total liabilities and capital funds                                $13,949,165        $11,205,802
                                                                   ===========        ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                    Years ended December 31,
                                                         --------------------------------------------
                                                            2001             2000             1999
                                                         ----------       ----------       ----------
Revenues:
  Premium income                                         $1,016,010       $  963,848       $  712,920
  Net investment income                                     630,693          495,297          443,863
  Realized capital gains (losses)                            25,825          (28,099)         (11,240)
                                                         ----------       ----------       ----------

                     Total revenues                       1,672,528        1,431,046        1,145,543
                                                         ----------       ----------       ----------

Benefits and expenses:
  Death and other benefits                                  430,120          387,856          329,888
  Increase in future policy benefits
   and policyholder contract deposits                       805,223          733,681          539,457
  Acquisition and insurance expenses                        330,003          227,827          202,678
                                                         ----------       ----------       ----------

                    Total benefits and expenses           1,565,346        1,349,364        1,072,023
                                                         ----------       ----------       ----------

Income before income taxes                                  107,182           81,682           73,520
                                                         ----------       ----------       ----------

Income taxes (benefits):
   Current                                                   11,536           (2,105)          15,055
   Deferred                                                  23,611           30,401           10,884
                                                         ----------       ----------       ----------

      Total income taxes                                     35,147           28,296           25,939
                                                         ----------       ----------       ----------

Net income before minority interest                          72,035           53,386           47,581
Minority interest income                                     (1,541)            (113)            (194)

Cumulative effect of accounting changes, net of tax         (26,276)              --               --
                                                         ----------       ----------       ----------

Net income                                               $   44,218       $   53,273       $   47,387
                                                         ==========       ==========       ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                                  Years ended December 31,
                                                         ----------------------------------------
                                                            2001          2000            1999
                                                         ---------     ----------       ---------
Preferred stock
---------------
Balance at beginning of year                             $     --       $      --       $      --
Preferred stock issued                                    250,000              --              --
                                                         --------       ---------       ---------
Balance at end of year                                    250,000              --              --
                                                         --------       ---------       ---------

Common stock
------------
Balance at beginning of year                                4,884           4,884           4,884
                                                         --------       ---------       ---------
Balance at end of year                                      4,884           4,884           4,884
                                                         --------       ---------       ---------

Additional paid-in capital
--------------------------
Balance at beginning of year                              153,283         153,283         153,283
                                                         --------       ---------       ---------
Balance at end of year                                    153,283         153,283         153,283
                                                         --------       ---------       ---------

Retained earnings
-----------------
Balance at beginning of year                              334,816         283,908         236,521
Net income                                                 44,218          53,273          47,387
Cumulative effect - derivatives                            (1,170)             --              --
Dividends to stockholders                                      --          (2,365)             --
                                                         --------       ---------       ---------

  Balance at end of year                                  377,864         334,816         283,908
                                                         --------       ---------       ---------

Accumulated other comprehensive income
--------------------------------------
 Balance at beginning of year                             (28,276)       (121,683)        121,549
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                          62,654         143,703        (374,203)
  Deferred income tax (expense) benefit on
      changes                                             (21,929)        (50,296)        130,971
                                                         --------       ---------       ---------

  Balance at end of year                                   12,449         (28,276)       (121,683)
                                                         --------       ---------       ---------

               Total capital funds                       $798,480       $ 464,707       $ 320,392
                                                         ========       =========       =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                    Years ended December 31,
                                                         -----------------------------------------------
                                                            2001               2000             1999
                                                         -----------       -----------       -----------
Cash flows from operating activities:
Net income                                               $    44,218       $    53,273       $    47,387

 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Non-cash revenues, expenses, gains and losses
   included in income:
 Change in insurance reserves                              1,103,914           407,576           294,389
 Change in accounting principles                              40,424                --                --
Change in premiums and insurance balances
   receivable and payable - net                                4,065           (15,762)           (3,398)
 Change in reinsurance assets                                (38,119)           22,928           (27,806)
 Change in deferred policy acquisition costs                 (69,840)          (48,516)          (52,832)
 Change in investment income due and accrued                 (37,372)          (24,160)              846
 Realized capital (gains) losses                             (25,825)           28,099            11,240
 Change in current and deferred income taxes -net             29,399            39,777             5,480
 Change in reserves for commissions, expenses and taxes       35,649             8,424            (6,312)
 Change in other assets and liabilities - net                (77,193)           56,986            26,888
                                                         -----------       -----------       -----------
         Total adjustments                                   965,102           475,352           248,495
                                                         -----------       -----------       -----------
 Net cash provided by operating activities                 1,009,320           528,625           295,882
                                                         -----------       -----------       -----------

Cash flows from investing activities:
 Cost of fixed maturities, sold                            2,947,152           346,040           564,697
 Cost of fixed maturities, matured or redeemed               243,306           401,669           318,833
 Cost of equity securities sold                               10,563             2,251             1,032
 Cost of real estate sold                                     10,990                --                --
 Realized capital gains (losses)                              11,636           (28,099)          (11,240)
 Purchase of fixed maturities                             (5,875,332)       (1,915,221)       (1,685,038)
 Purchase of equity securities                                (9,987)             (326)          (33,567)
 Purchase of real estate                                     (11,424)               --                --
 Mortgage loans granted                                      (50,702)         (120,167)         (134,988)
 Repayments of mortgage loans                                 61,066           103,111           258,159
 Change in policy loans                                      274,578            41,614           367,154
 Change in short-term investments                            (16,036)           60,395           (58,973)
 Change in other invested assets                             (28,311)          (29,620)          (23,336)
 Other - net                                                   9,097            12,264            (2,826)
                                                         -----------       -----------       -----------
  Net cash used in investing activities                   (2,423,404)       (1,126,089)         (440,093)
                                                         -----------       -----------       -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                  1,159,748           604,740           139,509
 Preferred stock issued                                      250,000                --                --
 Dividends to stockholders                                        --            (2,365)               --
                                                         -----------       -----------       -----------
   Net cash provided by financing activities               1,409,748           602,375           139,509
                                                         -----------       -----------       -----------

Change in cash                                                (4,336)            4,911            (4,702)
Cash at beginning of period                                    4,997                86             4,788
                                                         -----------       -----------       -----------
Cash at end of period                                    $       661       $     4,997       $        86
                                                         ===========       ===========       ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                           2001             2000             1999
                                                         ---------       ----------       ----------
Comprehensive income
--------------------
Net income                                               $ 44,218        $ 53,273         $  47,387
                                                         --------        --------         ---------

Other comprehensive income
--------------------------
Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                              71,166         143,703          (374,203)
 Changes due to deferred income tax (benefit)
       expense on changes                                 (24,908)        (50,296)          130,971
Net derivative losses arising from cash flow
    hedging activities                                     (8,512)             --                --
 Changes due to deferred income tax benefit
    on changes in hedging activities                        2,979              --                --
                                                         --------        --------         ---------

 Other comprehensive income (loss)                         40,725          93,407          (243,232)
                                                         --------        --------         ---------

 Comprehensive income (loss)                             $ 84,943        $146,680         $(195,845)
                                                         ========        ========         =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the "Company") is a wholly owned subsidiary of American International Group, Inc. (the "Parent"). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums, which is not earned at the end of a reporting period, is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and,
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   New Accounting Standards:

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB
            133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FASB 138).

            Together,  these  Statements  require the Company to  recognize  all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The Company did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

            On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk.


            In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a loss of $26.3 million.


            In June 2001, FASB issued Statement of Financial Accounting Standard No. 141 "Business Combinations" (FASB 141). FASB 141 requires the Company to apply the purchase method of accounting for all acquisitions initiated after June 30, 2001.

            In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and other Intangible Assets" (FASB 142). FASB 142 requires the Company to discontinue the amortization of goodwill in its income statement.

            However, FASB 142 requires goodwill to be subject to an assessment of impairments on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. FASB 142 is effective for the year commencing January 1, 2002. The impact of the adoption of FASB 142, with respect to the Company's results of operations and financial condition is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $3,105,000 and $2,623,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000           1999
                                                  --------       --------       --------
            Fixed maturities                      $548,437       $394,705       $330,806
            Equity securities                        3,580          3,638          1,670
            Mortgage loans                          30,075         31,171         37,255
            Real estate                                937          2,331          2,253
            Policy loans                            33,722         50,242         55,832
            Cash and short-term investments          6,779          9,677          7,349
            Other invested assets                   14,029          9,266         15,141
                                                  --------       --------       --------
               Total investment income             637,559        501,030        450,306

            Investment expenses                      6,866          5,733          6,443
                                                  --------       --------       --------

               Net investment income              $630,693       $495,297       $443,863
                                                  ========       ========       ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2001, 2000 and 1999 are summarized below (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000          1999
                                                  --------       --------      ---------
            Realized gains (losses) on
               investments:
            Fixed maturities                      $ (8,269)      $(28,173)     $ (11,100)
            Equity securities                        2,605            312             86
            Real estate                              5,292           (238)            --
            Other invested assets                   26,197             --           (226)
                                                  --------       --------      ---------
            Realized gains (losses)               $ 25,825       $(28,099)     $ (11,240)
                                                  ========       ========      ---------

            Change in unrealized appreciation
               (depreciation) of investments:
            Fixed maturities                      $147,596       $ 72,876      $(344,180)
            Equity securities                       (7,014)         1,411         (2,673)
            Other invested assets                  (69,416)        69,416        (27,350)
            Derivative asset                        (8,512)            --             --
                                                  --------       --------      ---------
            Change in unrealized appreciation
               (depreciation) of investments      $ 62,654       $143,703      $(374,203)
                                                  ========       ========      =========

            Proceeds from the sale of  investments  in fixed  maturities  during
            2001,  2000  and  1999  were   $2,947,152,000,   $346,040,000,   and
            $564,697,000, respectively.

            During 2001, 2000 and 1999, gross gains of $92,757,000,  $7,950,000, and $8,603,000, respectively, and gross losses of $101,026,000, $36,123,000, and $19,703,000, respectively, were realized on dispositions of fixed maturity investments. The 2001 losses include writedowns of $12.0 million for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

            During 2001, 2000 and 1999, gross gains of $2,605,000, $320,000, and
            $87,000, respectively, and gross losses of $0, $8,000, and $1,000, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed  Maturities  and  Unrealized  Appreciation  of
            Investments: At December 31, 2001 and 2000, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $1,458,000 and $2,503,000 and gross losses of $7,137,000 and $1,168,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2001 and 2000 are as follows (in thousands):

        2001                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   79,446     $    9,517     $      525     $   88,438
          States, municipalities and
              political subdivisions            140,957         11,869            287        152,539
          All other corporate                 8,488,729        217,872        205,117      8,501,484
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $8,709,132     $  239,258     $  205,929     $8,742,461
                                             ==========     ==========     ==========     ==========

        2000                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   62,620     $   17,806     $       --     $   80,426
          States, municipalities and
              political subdivisions            224,096         13,133             71        237,158
          Foreign governments                    29,643          2,940             --         32,583
          All other corporate                 5,749,859        105,944        254,019      5,601,784
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $6,066,218     $  139,823     $  254,090     $5,951,951
                                             ==========     ==========     ==========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2001, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                            Estimated
                                                          Amortized           Market
                                                            Cost              Value
                                                         ----------        -----------
        Due in one year or less                          $  281,469        $  281,882
        Due after one year through five years             2,807,325         2,845,634
        Due after five years through ten years            2,457,158         2,440,955
        Due after ten years                               3,163,180         3,173,990
                                                         ----------        ----------

                                                         $8,709,132        $8,742,461
                                                         ==========        ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2001 and 2000, the market value of the CMO portfolio was $1,112,206,000 and $508,585,000, respectively. The estimated amortized cost was approximately $1,109,329,000 in 2001 and $501,464,000 in 2000. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2001 and 2000.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2001 and 2000, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $585,024,000 and $411,527,000, respectively, and an aggregate market value of $524,733,000 and $312,442,000, respectively.

      (g)   Non-income  Producing  Assets:   Non-income  producing  assets  were
            insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2001 (in thousands).

            Delta Airlines                                    $96,840
            Tower Funding                                      86,055
            Residential Funding                                87,948

3. Deferred Policy Acquisition Costs

            The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                         Years ended December 31,
                                              ------------------------------------------
                                                2001             2000             1999
                                              --------         --------         --------
        Balance at beginning of year          $269,188         $220,672         $167,840
        Acquisition costs deferred             101,793           78,191           73,097
        Amortization charged to income         (31,952)         (29,675)         (20,265)
                                              --------         --------         --------
        Balance at end of year                $339,029         $269,188         $220,672
                                              ========         ========         ========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2001 and 2000 follows (in thousands):

                                                                 2001              2000
                                                              ----------        ----------
        Future policy benefits:
        Long duration contracts                               $2,192,393        $1,696,237
        Short duration contracts                                  73,962            46,409
                                                              ----------        ----------
                                                              $2,266,355        $1,742,646
                                                              ==========        ==========

        Policyholder contract deposits:
        Annuities                                             $3,155,078        $1,885,285
        Universal life                                           320,835           245,343
        Guaranteed investment contracts (GICs)                 1,909,285         1,298,067
        Corporate owned life insurance                         1,532,866         1,776,396
        Other investment contracts                                12,089            12,012
                                                              ----------        ----------

                                                              $6,930,153        $5,217,103
                                                              ==========        ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.3 percent.

      (c)   The  liability   for   policyholder   contract   deposits  has  been
            established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 4.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.1 percent to 7.8 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned  life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 5.9 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.0 percent to 6.7 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2001, 2000 and 1999. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                                             Years ended December 31,
                                   --------------------------------------------------------------------------
                                            2001                       2000                      1999
                                   ----------------------     ---------------------      --------------------
                                                   Percent                    Percent                  Percent
                                                     of                         of                       of
                                                   pre-tax                    pre-tax                  pre-tax
                                                  operating                  operating                operating
                                    Amount         Income      Amount         Income      Amount       Income
                                   --------        ------     --------        ------     --------      ------
    "Expected" income tax
       expense                     $ 37,514         35.0%     $ 28,589         35.0%     $ 25,732        35.0%
    State income tax                    201          0.2            96          0.1           198         0.3
    Other                            (2,568)        (2.3)         (389)        (0.5)            9          --
                                   --------        -----      --------         ----      --------        ----
    Actual income tax expense      $ 35,147         32.8%     $ 28,296         34.6%     $ 25,939        35.3%
                                   ========        =====      ========         ====      ========        ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                 Years ended December 31,
                                                                ------------------------
                                                                  2001            2000
                                                                --------        --------
            Deferred tax assets:
                Adjustment to life policy reserves              $ 39,609        $ 59,510
                Unrealized depreciation of investments             2,319          15,230
                Adjustments to mortgage loans and
                  investment income due and accrued                7,104           5,504
                Adjustment to policy and contract claims             702             716
                Fixed maturities premium                           2,401              --
                Other                                              9,013           2,603
                                                                --------        --------
                                                                  61,148          83,563
                                                                --------        --------
            Deferred tax liabilities:
                Deferred policy acquisition costs               $116,517        $ 91,274
                Fixed maturities discount                             --           5,005
                Other                                             10,280           4,414
                                                                --------        --------
                                                                 126,797         100,693
                                                                --------        --------

                Net deferred tax liability                      $ 65,649        $ 17,130
                                                                ========        ========

      (c) At December 31, 2001, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and, accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes (received) paid in 2001, 2000, and 1999 amounted to $(8,708,000), $(11,621,000), and $20,156,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2001, the Company's unused capital commitment was $955,000. Contributions totaling $24,090,000 have been made through December 31, 2001.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $3,000,000. Contributions totaling $3,000,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $34,624,000 have been made through December 31, 2001.

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $7,037,000 have been made through December 31, 2001.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            2001
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  178,979          $  178,979
            Fixed maturities                             8,742,461           8,742,461
            Equity securities                               43,505              43,505
            Mortgage and policy loans                      698,919             679,573

            Policyholder contract deposits              $7,180,121          $6,930,153

            2000
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  167,279          $  167,279
            Fixed maturities                             5,951,951           5,951,951
            Equity securities                               51,095              51,095
            Mortgage and policy loans                      983,517             964,515

            Policyholder contract deposits              $5,282,114          $5,217,103

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $27,707,000. During 2001, the Company paid no dividends to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $448,546,000 at December 31, 2001 and $277,069,000 at December 31, 2000. Statutory net (loss) income amounted to $(139,231,000), $(18,742,000) and $23,517,000 for
            2001, 2000 and 1999, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed and permitted by the Delaware Insurance Department. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes. Effective December 31, 2000, the Company implemented the Codification guidelines, resulting in an increase of $55.1 million in statutory surplus.

      (c) Statement of Financial Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(14,599,000), $(28,099,000), and $(11,240,000) for
            December 31, 2001, 2000 and 1999, respectively.

      (d) During 2001, the Company received a capital contribution of $250 million in the form of preferred stock from National Union Fire Insurance Company, an affiliate.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2001, 2000 and 1999 were approximately $0, $ 1,000, and $89,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The plan assets exceeded projected benefit obligations at December 31, 2001 by $101,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social
            Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2001, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2001, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                       Payment
                 ----                                       -------

                 2002                                       $ 4,329
                 2003                                         3,155
                 2004                                         2,642
                 2005                                            41
                 2006                                            --
                 Later years                                     --
                                                            -------

                 Total                                      $10,167
                                                            =======

            Rent expense approximated $4,588,000, $5,579,000, and $4,983,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                         Percentage
       December 31, 2001                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $45,364,330    $ 9,537,790    $    39,963    $35,866,503       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           144,436         24,669            499        120,266       0.4%
  Accident and Health            292,618        158,574        193,547        327,591      59.1%
  Annuity                        568,153             --             --        568,153        --
                             -----------    -----------    -----------    -----------

Total Premiums               $ 1,005,207    $   183,243    $   194,046    $ 1,016,010      19.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 2000                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $40,120,366    $ 6,623,273    $    20,136    $33,517,229       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           523,382         18,220          1,676        506,838       0.3%
  Accident and Health            241,019        124,806        201,825        318,038      63.5%
  Annuity                        138,972             --             --        138,972        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   903,373    $   143,026    $   203,501    $   963,848      21.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 1999                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

 Life Insurance in Force     $55,097,927    $19,275,199    $   850,313    $36,673,041       2.3%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           241,419         52,217          2,449        191,651       1.3%
  Accident and Health            210,592        112,162        171,794        270,224      63.6%
  Annuity                        251,045             --             --        251,045        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   703,056    $   164,379    $   174,243    $   712,920      24.4%
                             ===========    ===========    ===========    ===========

(b)   The maximum amount retained on any one life by the Company is $1,000,000.

(c)   Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $150,795,000,  $100,746,000, and $147,882,000,  respectively, for each of the years ended December 31, 2001, 2000 and 1999.

The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2001 amounted to $657,000 and $4, respectively. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded to affiliates amounted to $1,194,000 and $1,000 for the year ended December 31, 1999. Premium income and ceding commission expense assumed from affiliates aggregated $186,371,000 and $33,126,000, respectively, for 2001, compared to $188,893,000 and  $39,376,000,  respectively,  for  2000,  and  $158,579,000  and
            $31,710,000, respectively for 1999.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2001, 2000 and 1999, the Company was charged $44,167,000, $46,726,000 and $38,845,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $21,588,000, $24,359,000 and $20,604,000, respectively, for costs incurred by the Company but attributable to affiliates.

13. Restructuring Charges

            In connection with the Parent's merger with America General during 2001, the Company has incurred $34.7 million in restructuring costs. Included in this amount is $20.9 million of employee severance and termination related benefits. Of the total restructuring charges, approximately $8.2 million has been paid as of December 31, 2001. The balance is included in Other Liabilities.

14. Subsequent events

            Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151.5 million as of December 31, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising 134 subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 2001, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

March 15, 2002

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS:
  Investments at Market Value:
                                                               Shares          Cost      Market Value
                                                         --------------------------------------------
    AIM
      Capital Appreciation Fund .....................        26,897.615   $    749,238   $    584,216
      International Equity Fund .....................        55,380.079      1,276,708        825,717
    Alliance
      Bernstein Real Estate Investment Portfolio ....        12,974.342        142,455        149,205
      Bernstein Utility Income Portfolio ............         7,268.800        132,087        122,261
      Global Bond Portfolio .........................         1,845.485         19,931         20,171
      Global Dollar Government Portfolio ............            21.496            208            229
      Growth Portfolio ..............................       191,364.022      4,847,503      3,142,197
      Growth & Income Portfolio .....................       138,579.051      3,036,523      3,070,912
      Money Market Portfolio ........................       637,942.000        637,942        637,942
      Premier Growth Portfolio ......................        38,771.465      1,235,669        975,490
      Quasar Portfolio ..............................        41,778.689        480,719        418,205
      Technology Portfolio ..........................       115,900.200      3,145,066      1,998,119
      Total Return Portfolio ........................        17,280.418        314,339        304,999
      U.S. Government/High Grade
        Securities Portfolio ........................            72.109            871            865
    American Century
      VP Capital Appreciation Fund ..................         5,432.173         41,431         40,741
      VP Income & Growth Fund .......................        14,288.634         88,494         92,305
      VP International Fund .........................         1,543.125         10,021         10,169
    Anchor
      Capital Appreciation Portfolio ................        75,405.154      2,550,432      2,232,747
      Government & Quality Bond Portfolio ...........        35,001.406        520,320        516,971
      Growth Portfolio ..............................        52,076.120      1,527,397      1,299,820
      Natural Resources Portfolio ...................        11,448.829        204,978        202,186
    Dreyfus
      Small Company Stock Portfolio .................        44,496.731        807,954        791,597
      Stock Index Fund ..............................       174,445.448      5,711,817      5,121,718
    Fidelity
      Asset Manager Portfolio .......................        87,315.265      1,431,380      1,266,945
      Contrafund Portfolio ..........................        59,591.024      1,416,036      1,199,567
      Growth Portfolio ..............................       142,902.785      6,241,965      4,802,963
      High Income Portfolio .........................        49,709.800        450,952        318,640
      Index 500 Portfolio ...........................            69.288          8,610          9,012
      Investment Grade Bond Portfolio ...............        44,934.847        548,675        580,558
      Money Market Portfolio ........................     4,242,660.000      4,242,660      4,242,660
      Overseas Portfolio ............................        31,654.955        645,171        439,371
    Franklin Templeton
      Asset Strategy Fund- class 1 ..................         3,473.219         52,267         53,870
    J.P.Morgan
      Bond Portfolio ................................         5,021.246         61,159         58,297
      U.S. Disciplined Equity Portfolio .............         2,914.585         38,537         38,064
    Morgan Stanley
      Fixed Income Portfolio ........................         1,325.393         15,100         14,381
      Mid Cap Value Portfolio .......................         1,922.265         25,785         27,988
      Money Market Portfolio ........................         2,869.620          2,870          2,870
    Neuberger Berman
      AMT Limited Maturity Bond Portfolio ...........         1,713.706         22,921         23,084
      AMT Partners Portfolio ........................         5,196.320         70,905         78,464
    Oppenheimer
      Global Securities Fund/VA .....................         5,578.028        121,302        127,402
      Main Street Growth & Income Fund/VA ...........        16,171.564        299,838        307,098

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                               Shares          Cost      Market Value
                                                         --------------------------------------------
    SunAmerica
      Aggressive Growth Portfolio ...................       144,872.079      1,992,688      1,311,092
      Alliance Growth Portfolio .....................       164,609.101      4,346,949      3,358,026
      Asset Allocation Portfolio ....................        16,169.259        223,536        210,362
      Blue Chip Growth Portfolio ....................         3,230.225         23,339         22,224
      Cash Management Portfolio .....................       519,177.006      5,841,685      5,736,906
      Corporate Bond Portfolio ......................        11,812.463        134,077        131,000
      Davis Venture Value Portfolio .................        85,114.569      2,086,363      1,810,387
      "Dogs" of Wall Street Portfolio ...............        14,280.372        130,432        133,521
      Emerging Markets Portfolio ....................        74,336.546        514,153        491,365
      Federated Value Portfolio .....................        23,033.303        363,036        348,955
      Global Bond Portfolio .........................        17,526.305        197,667        185,954
      Global Equities Portfolio .....................        39,145.685        567,134        438,432
      Goldman Sachs Research Portfolio ..............         1,217.933          8,648          8,891
      Growth-Income Portfolio .......................        86,798.391      2,333,055      1,926,924
      Growth Opportunities Portfolio ................         3,287.010         19,548         19,393
      High-Yield Bond Portfolio .....................        12,398.744         98,428         86,419
      International Diversified
        Equities Portfolio ..........................        42,718.471        395,876        325,515
      International Growth & Income Portfolio .......        58,372.230        669,258        551,034
      Marsico Growth Portfolio ......................        28,577.575        243,588        246,339
      MFS Growth & Income Portfolio .................        47,164.130        586,096        518,334
      MFS Mid-Cap Growth Portfolio ..................       156,394.934      2,166,883      1,714,088
      MFS Total Return Portfolio ....................        44,857.589        706,112        693,947
      Putnam Growth Portfolio .......................        60,829.120      1,233,693        934,335
      Real Estate Portfolio .........................        11,945.790        125,413        129,134
      SunAmerica Balanced Portfolio .................        64,043.711      1,031,375        919,027
      Technology Portfolio ..........................         7,262.158         26,177         25,635
      Telecom Utility Portfolio .....................         8,303.881        101,849         86,776
      Worldwide High Income Portfolio ...............         5,274.946         46,663         40,195
    Van Eck
      Worldwide Emerging Markets Fund ...............        15,641.219        159,897        127,320
      Worldwide Hard Assets Fund ....................         5,089.075         53,709         54,402
                                                                          ------------   ------------
    Total Investments ...............................                     $ 69,605,563   $ 58,735,948
         Total Assets ...............................                                    $ 58,735,948
                                                                                         ============
EQUITY:
  Policy Owners' Equity .............................                                    $ 58,735,948
                                                                                         ------------
        Total Equity ................................                                    $ 58,735,948
                                                                                         ============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
          For The Years Ended December 31, 2001, December 31, 2000, and
                               December 31, 1999

                                                                  2001
                                                                  ----
                                                                                            AIM                    AIM
                                                                                          Capital              International
                                                                                        Appreciation              Equity
                                                                  Total                     Fund                   Fund
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $   4,198,232             $      46,040         $      24,854
Expenses:
    Mortality & Expense Risk Fees .....................             439,472                     4,664                 7,438
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................           3,758,760                    41,376                17,416
                                                              -------------             -------------         -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................          (1,850,667)                    9,395               (18,028)
    Change in Unrealized Appreciation
        (Depreciation) ................................          (7,688,800)                 (188,604)             (231,819)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................          (9,539,467)                 (179,209)             (249,847)
                                                              -------------             -------------         -------------

Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $  (5,780,707)            $    (137,833)        $    (232,431)
                                                              =============             =============         =============

                                                                Alliance
                                                               Bernstein                  Alliance
                                                                  Real                    Bernstein             Alliance
                                                                 Estate                    Utility            Conservative
                                                               Investment                  Income               Investors
                                                               Portfolio                  Portfolio             Portfolio
                                                               ---------                  ---------             ---------
Investment Income (Loss):
    Dividends .........................................       $         905             $         887         $       7,467
Expenses:
    Mortality & Expense Risk Fees .....................                 360                       361                    55
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................                 545                       526                 7,412
                                                              -------------             -------------         -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................                 298                    (4,301)              (10,381)
    Change in Unrealized Appreciation
        (Depreciation) ................................               6,750                   (10,047)                2,687
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................               7,048                   (14,348)               (7,694)
                                                              -------------             -------------         -------------

Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $       7,593             $     (13,822)        $        (282)
                                                              =============             =============         =============

                                                                                         Alliance
                                                               Alliance                   Global
                                                                 Global                    Dollar               Alliance
                                                                  Bond                    Government              Growth
                                                               Portfolio                  Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $           0             $          23         $     508,819
Expenses:
    Mortality & Expense Risk Fees .....................                 172                         3                30,285
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................                (172)                       20               478,534
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................                (101)                        1               (39,168)
    Change in Unrealized Appreciation
        (Depreciation) ................................                   6                        (4)           (1,415,301)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................                 (95)                       (3)           (1,454,469)
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $        (267)            $          17         $    (975,935)
                                                              =============             =============         =============

                                                                Alliance
                                                                  Growth                  Alliance
                                                                    &                      Growth                Alliance
                                                                  Income                  Investors            International
                                                                Portfolio                 Portfolio              Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $     153,736             $      68,452         $           0
Expenses:
    Mortality & Expense Risk Fees .....................              28,018                       333                 1,639
                                                              -------------             -------------         -------------

Net Investment Income (Loss) ..........................             125,718                    68,119                (1,639)
                                                              -------------             -------------         -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................              49,511                  (117,105)              145,909
    Change in Unrealized Appreciation
        (Depreciation) ................................            (198,628)                   43,517                     0
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................            (149,117)                  (73,588)              145,909
                                                              -------------             -------------         -------------

Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $     (23,399)            $      (5,469)        $     144,270
                                                              =============             =============         =============

                                                                Alliance                  Alliance
                                                                 Money                     Premier              Alliance
                                                                 Market                    Growth                Quasar
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      40,539             $      42,867         $      14,409
Expenses:
    Mortality & Expense Risk Fees .....................               9,777                     7,501                 6,481
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................              30,762                    35,366                 7,928
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................                   0                   105,887               261,307
    Change in Unrealized Appreciation
        (Depreciation) ................................                   0                  (149,339)              (56,013)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................                   0                   (43,452)              205,294
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $      30,762             $      (8,086)        $     213,222
                                                              =============             =============         =============

                                                                                                                Alliance
                                                                                                                   U.S.
                                                                                                               Government/
                                                                                          Alliance                High
                                                                 Alliance                  Total                  Grade
                                                                Technology                 Return               Securities
                                                                Portfolio                 Portfolio              Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $     163,874             $      13,278         $          42
Expenses:
    Mortality & Expense Risk Fees .....................              18,615                     2,357                     8
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................             145,259                    10,921                    34
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................             370,748                      (353)                   (3)
    Change in Unrealized Appreciation
        (Depreciation) ................................            (823,095)                   (9,687)                   27
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................            (452,347)                  (10,040)                   24
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $    (307,088)            $         881         $          58
                                                              =============             =============         =============

                                                                                         American
                                                                American                  Century
                                                                Century                      VP                 American
                                                                   VP                      Income                Century
                                                                Capital                      &                      VP
                                                              Appreciation                 Growth             International
                                                                  Fund                      Fund                   Fund
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $           0             $           0         $           0
Expenses:
    Mortality & Expense Risk Fees .....................                  82                       195                    14
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................                 (82)                     (195)                  (14)
                                                              -------------             -------------         -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................                (452)                     (310)                  (11)
    Change in Unrealized Appreciation
        (Depreciation) ................................                (690)                    3,810                   148
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................              (1,142)                    3,500                   137
                                                              -------------             -------------         -------------

Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $      (1,224)            $       3,305         $         123
                                                              =============             =============         =============

                                                                                           Anchor
                                                                                         Government
                                                                 Anchor                      &
                                                                Capital                   Quality                Anchor
                                                              Appreciation                  Bond                 Growth
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $     369,468             $      11,921         $     160,477
Expenses:
    Mortality & Expense Risk Fees .....................              10,913                     2,903                 7,833
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................             358,555                     9,018               152,644
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................            (369,023)                   33,161              (151,404)
    Change in Unrealized Appreciation
        (Depreciation) ................................            (103,059)                  (17,565)             (141,321)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................            (472,082)                   15,596              (292,725)
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $    (113,527)            $      24,614         $    (140,081)
                                                              =============             =============         =============

                                                                                         Dreyfus
                                                                Anchor                     Small                Dreyfus
                                                                Natural                   Company                Stock
                                                               Resources                   Stock                 Index
                                                               Portfolio                 Portfolio               Fund
                                                             -------------             -------------         -------------
Investment Income (Loss):
    Dividends ........................................       $      10,555             $         322         $      80,930
Expenses:
    Mortality & Expense Risk Fees ....................                 869                     4,884                43,551
                                                             -------------             -------------         -------------
Net Investment Income (Loss) .........................               9,686                    (4,562)               37,379
                                                             -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .....................................                (799)                   (6,820)               10,867
    Change in Unrealized Appreciation
        (Depreciation) ...............................             (10,129)                   13,190              (710,941)
                                                             -------------             -------------         -------------
    Net Gain (Loss) on Investments ...................             (10,928)                    6,370              (700,074)
                                                             -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ........................       $      (1,242)            $       1,808         $    (662,695)
                                                             =============             =============         =============

                                                               Fidelity
                                                                 Asset                   Fidelity              Fidelity
                                                                Manager                 Contrafund              Growth
                                                               Portfolio                 Portfolio             Portfolio
                                                             -------------             -------------         -------------
Investment Income (Loss):
    Dividends ........................................       $      67,335             $      36,267         $     366,168
Expenses:
    Mortality & Expense Risk Fees ....................              10,937                     9,543                44,962
                                                             -------------             -------------         -------------
Net Investment Income (Loss) .........................              56,398                    26,724               321,206
                                                             -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .....................................             (31,461)                  (22,499)              (49,346)
    Change in Unrealized Appreciation
        (Depreciation) ...............................             (84,273)                 (149,276)           (1,323,189)
                                                             -------------             -------------         -------------
    Net Gain (Loss) on Investments ...................            (115,734)                 (171,775)           (1,372,535)
                                                             -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ........................       $     (59,336)            $    (145,051)        $  (1,051,329)
                                                             =============             =============         =============

                                                                                                                 Fidelity
                                                                Fidelity                  Fidelity              Investment
                                                                   High                     Index                  Grade
                                                                  Income                     500                   Bond
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      38,335             $           0         $      22,118
Expenses:
    Mortality & Expense Risk Fees .....................               2,878                        12                 4,203
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................              35,457                       (12)               17,915
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................             (44,653)                        0                 2,786
    Change in Unrealized Appreciation
        (Depreciation) ................................             (35,265)                      402                11,274
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................             (79,918)                      402                14,060
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $     (44,461)            $         390         $      31,975
                                                              =============             =============         =============

                                                                                                                 Franklin
                                                                                                                Templeton
                                                                 Fidelity                                         Asset
                                                                  Money                   Fidelity               Strategy
                                                                  Market                  Overseas                 Fund
                                                                Portfolio                 Portfolio               class 1
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      91,116             $      66,608         $         773
Expenses:
    Mortality & Expense Risk Fees .....................              20,873                     4,434                   112
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................              70,243                    62,174                   661
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity ........................................                   0                   (21,094)               (1,269)
    Change in Unrealized Appreciation
      (Depreciation) ..................................                   0                  (164,692)                1,603
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................                   0                  (185,786)                  334
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $      70,243             $    (123,612)        $         995
                                                              =============             =============         =============

                                                                                      J.P.Morgan            Morgan
                                                                                         U.S.               Stanley
                                                                J.P.Morgan            Disciplined            Fixed
                                                                    Bond                Equity              Income
                                                                 Portfolio             Portfolio           Portfolio
                                                               -------------         -------------       -------------
Investment Income (Loss):
    Dividends ..........................................       $       2,744         $         157       $         799
Expenses:
    Mortality & Expense Risk Fees ......................                 126                   114                  20
                                                               -------------         -------------       -------------
Net Investment Income (Loss) ...........................               2,618                    43                 779
                                                               -------------         -------------       -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity .........................................                 920                   302)                  5
    Change in Unrealized Appreciation
      (Depreciation) ...................................              (2,862)                 (472)               (720)
                                                               -------------         -------------       -------------
Net Gain (Loss) on Investments .........................              (1,942)                 (774)               (715)
                                                               -------------         -------------       -------------
Increase (Decrease) in Net Assets
Resulting From Operations ..............................       $         676         $        (731)      $          64
                                                               =============         =============       =============

                                                                                                           Neuberger
                                                                  Morgan                                     Berman
                                                                  Stanley              Morgan                 AMT
                                                                    Mid                Stanley              Limited
                                                                    Cap                 Money               Maturity
                                                                   Value                Market                Bond
                                                                 Portfolio             Portfolio            Portfolio
                                                               -------------         -------------       -------------
Investment Income (Loss):
    Dividends ..........................................       $           0         $       8,353       $           0
Expenses:
    Mortality & Expense Risk Fees ......................                  37                   804                  56
                                                               -------------         -------------       -------------
Net Investment Income (Loss) ...........................                 (37)                7,549                 (56)
                                                               -------------         -------------       -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                 (36)                    0                 203
    Change in Unrealized Appreciation
        (Depreciation) .................................               2,203                     0                 163
                                                               -------------         -------------       -------------
    Net Gain (Loss) on Investments .....................               2,167                     0                 366
                                                               -------------         -------------       -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $       2,130         $       7,549       $         310
                                                               =============         =============       =============

                                                                                                                Oppenheimer
                                                                                                                   Main
                                                                Neuberger                                         Street
                                                                  Berman                  Oppenheimer              Growth
                                                                   AMT                      Global                   &
                                                                 Partners                 Securities              Income
                                                                Portfolio                   Fund/VA               Fund/VA
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $           0             $           0         $           0
Expenses:
    Mortality & Expense Risk Fees ......................                 179                       281                   581
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................                (179)                     (281)                 (581)
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................              (1,602)                   (1,655)               (3,283)
    Change in Unrealized Appreciation
        (Depreciation) .................................               7,559                     6,101                 7,260
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................               5,957                     4,446                 3,977
                                                               -------------             -------------         -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $       5,778             $       4,165         $       3,396
                                                               =============             =============         =============

                                                                SunAmerica                SunAmerica             SunAmerica
                                                                Aggressive                 Alliance                 Asset
                                                                  Growth                    Growth               Allocation
                                                                Portfolio                  Portfolio              Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $     300,636             $     316,356         $      11,569
Expenses:
    Mortality & Expense Risk Fees ......................               8,414                    23,676                 1,238
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................             292,222                   292,680                10,331
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................            (262,385)                 (703,411)               (5,033)
    Change in Unrealized Appreciation
        (Depreciation) .................................            (430,956)                  (71,090)               (9,912)
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................            (693,341)                 (774,501)              (14,945)
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $    (401,119)            $    (481,821)        $      (4,614)
                                                               =============             =============         =============

                                                                SunAmerica
                                                                   Blue                   SunAmerica             SunAmerica
                                                                   Chip                      Cash                 Corporate
                                                                  Growth                  Management                Bond
                                                                Portfolio                  Portfolio              Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $          11             $     216,902         $       6,379
Expenses:
    Mortality & Expense Risk Fees ......................                  69                    40,097                 1,035
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................                 (58)                  176,805                 5,344
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                (456)                   80,619                 6,168
    Change in Unrealized Appreciation
        (Depreciation) .................................              (1,112)                 (108,923)               (2,645)
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................              (1,568)                  (28,304)                3,523
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $      (1,626)            $     148,501         $       8,867
                                                               =============             =============         =============

                                                                                          SunAmerica
                                                                SunAmerica                  "Dogs"
                                                                   Davis                      of                 SunAmerica
                                                                  Venture                    Wall                 Emerging
                                                                   Value                    Street                 Markets
                                                                 Portfolio                 Portfolio              Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $     258,642             $       2,306         $       6,893
Expenses:
    Mortality & Expense Risk Fees ......................              12,070                       720                 2,966
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................             246,572                     1,586                 3,927
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................            (126,584)                    7,880               (76,844)
    Change in Unrealized Appreciation
        (Depreciation) .................................            (319,172)                   (2,683)               63,209
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................            (445,756)                    5,197               (13,635)
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $    (199,184)            $       6,783         $      (9,708)
                                                               =============             =============         =============

                                                               SunAmerica                SunAmerica             SunAmerica
                                                                Federated                  Global                 Global
                                                                  Value                     Bond                 Equities
                                                                Portfolio                 Portfolio              Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      12,439             $      14,601         $      66,478
Expenses:
    Mortality & Expense Risk Fees .....................               3,403                       641                 3,048
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................               9,036                    13,960                63,430
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................              (4,417)                     (211)              (97,160)
    Change in Unrealized Appreciation
        (Depreciation) ................................             (15,707)                  (12,044)              (51,328)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................             (20,124)                  (12,255)             (148,488)
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $     (11,088)            $       1,705         $     (85,058)
                                                              =============             =============         =============

                                                               SunAmerica
                                                                 Goldman                                       SunAmerica
                                                                  Sachs                  SunAmerica              Growth
                                                                 Research               Growth-Income         Opportunities
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $           0             $     104,686         $           2
Expenses:
    Mortality & Expense Risk Fees .....................                  63                    11,545                    54
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................                 (63)                   93,141                   (52)
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................              (3,688)                 (114,157)                 (739)
    Change in Unrealized Appreciation
        (Depreciation) ................................                 471                  (229,534)                 (154)
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................              (3,217)                 (343,691)                 (893)
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $      (3,280)            $    (250,550)        $        (945)
                                                              =============             =============         =============

                                                                                                             SunAmerica
                                                                                       SunAmerica           International
                                                               SunAmerica             International            Growth
                                                               High-Yield              Diversified                &
                                                                  Bond                  Equities                Income
                                                                Portfolio               Portfolio              Portfolio
                                                              -------------           -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      11,219           $      25,416         $      26,386
Expenses:
    Mortality & Expense Risk Fees .....................               1,265                   3,301                 4,687
                                                              -------------           -------------         -------------
Net Investment Income (Loss) ..........................               9,954                  22,115                21,699
                                                              -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................             (46,152)               (185,757)              (68,053)
    Change in Unrealized Appreciation
        (Depreciation) ................................              30,554                  36,688              (120,434)
                                                              -------------           -------------         -------------
    Net Gain (Loss) on Investments ....................             (15,598)               (149,069)             (188,487)
                                                              -------------           -------------         -------------
Increase (Decrease) in Net Assets
                                                                                                            -------------
    Resulting From Operations .........................       $      (5,644)          $    (126,954)        $    (166,788)
                                                              =============           =============         =============

                                                                                       SunAmerica
                                                                                          MFS                SunAmerica
                                                               SunAmerica                Growth                  MFS
                                                                Marsico                    &                   Mid-Cap
                                                                 Growth                  Income                Growth
                                                               Portfolio                Portfolio             Portfolio
                                                              -------------           -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $         431           $      26,893         $     247,924
Expenses:
    Mortality & Expense Risk Fees .....................                 601                   3,503                 9,144
                                                              -------------           -------------         -------------
Net Investment Income (Loss) ..........................                (170)                 23,390               238,780
                                                              -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................              (1,559)                (40,264)             (114,337)
    Change in Unrealized Appreciation
        (Depreciation) ................................               2,750                 (63,779)             (393,938)
                                                              -------------           -------------         -------------
    Net Gain (Loss) on Investments ....................               1,191                (104,043)             (508,275)
                                                              -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $       1,021           $     (80,653)        $    (269,495)
                                                              =============           =============         =============

                                                               SunAmerica
                                                                   MFS                SunAmerica             SunAmerica
                                                                  Total                 Putnam                  Real
                                                                  Return                Growth                 Estate
                                                                Portfolio              Portfolio              Portfolio
                                                              -------------          -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      31,387          $      33,287         $       3,647
Expenses:
    Mortality & Expense Risk Fees .....................               3,602                  6,657                   637
                                                              -------------          -------------         -------------
Net Investment Income (Loss) ..........................              27,785                 26,630                 3,010
                                                              -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................               9,221               (130,554)                1,995
    Change in Unrealized Appreciation
        (Depreciation) ................................             (35,380)              (141,271)                1,044
                                                              -------------          -------------         -------------
    Net Gain (Loss) on Investments ....................             (26,159)              (271,825)                3,039
                                                              -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $       1,626          $    (245,195)        $       6,049
                                                              =============          =============         =============

                                                               SunAmerica                                    SunAmerica
                                                               SunAmerica             SunAmerica              Telecom
                                                                Balanced              Technology              Utility
                                                               Portfolio               Portfolio              Portfolio
                                                              -------------          -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $      44,663          $           0         $       2,892
Expenses:
    Mortality & Expense Risk Fees .....................               4,992                    104                   635
                                                              -------------          -------------         -------------
Net Investment Income (Loss) ..........................              39,671                   (104)                2,257
                                                              -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................             (56,482)               (10,160)               (3,984)
    Change in Unrealized Appreciation
        (Depreciation) ................................             (66,373)                   874               (11,821)
                                                              -------------          -------------         -------------
    Net Gain (Loss) on Investments ....................            (122,855)                (9,286)              (15,805)
                                                              -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $     (83,184)         $      (9,390)        $     (13,548)
                                                              =============          =============         =============

                                                               SunAmerica                VanEck             VanEck
                                                               Worldwide               Worldwide           Worldwide
                                                                  High                  Emerging              Hard
                                                                 Income                  Markets             Assets
                                                               Portfolio                  Fund                Fund
                                                              -------------           -------------       -------------
Investment Income (Loss):
    Dividends ...........................................     $       4,900           $           0       $         649
Expenses:
    Mortality & Expense Risk Fees .......................               269                   1,052                 521
                                                              -------------           -------------       -------------
Net Investment Income (Loss) ............................             4,631                  (1,052)                128
                                                              -------------           -------------       -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ........................................            (1,224)                  1,922                (400)
    Change in Unrealized Appreciation
        (Depreciation) ..................................            (5,458)                 (3,524)             (6,861)
                                                              -------------           -------------       -------------
    Net Gain (Loss) on Investments ......................            (6,682)                 (1,602)             (7,261)
                                                              -------------           -------------       -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................     $      (2,051)          $      (2,654)      $      (7,133)
                                                              =============           =============       =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                                    2000
                                                                    ----
                                                                                            AIM                    AIM
                                                                                           Capital            International
                                                                                        Appreciation              Equity
                                                                    Total                   Fund                   Fund
                                                                -------------           -------------         -------------
Investment Income (Loss):
    Dividends ...........................................       $   3,771,477           $      15,980         $      62,142
Expenses:
    Mortality & Expense Risk Fees .......................             395,578                   5,364                 8,889
                                                                -------------           -------------         -------------
Net Investment Income (Loss) ............................           3,375,899                  10,616                53,253
                                                                -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ........................................           3,055,639                  22,396                97,266
    Change in Unrealized Appreciation
        (Depreciation) ..................................          (9,367,663)               (120,963)             (472,015)
                                                                -------------           -------------         -------------
    Net Gain (Loss) on Investments ......................          (6,312,024)                (98,567)             (374,749)
                                                                -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................       $  (2,936,125)          $     (87,951)        $    (321,496)
                                                                =============           =============         =============

                                                                                                                 Alliance
                                                                   Alliance               Alliance                Global
                                                                 Conservative              Global                 Dollar
                                                                  Investors                 Bond                Government
                                                                  Portfolio               Portfolio              Portfolio
                                                                -------------           -------------         -------------
Investment Income (Loss):
    Dividends ...........................................       $       4,923           $         633         $          27
Expenses:
    Mortality & Expense Risk Fees .......................                 347                     161                     3
                                                                -------------           -------------         -------------
Net Investment Income (Loss) ............................               4,576                     472                    24
                                                                -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ........................................                 (73)                   (597)                    2
    Change in Unrealized Appreciation
        (Depreciation) ..................................              (2,635)                    310                     0
                                                                -------------           -------------         -------------
    Net Gain (Loss) on Investments ......................              (2,708)                   (287)                    2
                                                                -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................       $       1,868           $         185         $          26
                                                                =============           =============         =============

                                                                                          Alliance
                                                                                           Growth               Alliance
                                                                  Alliance                   &                   Growth
                                                                   Growth                  Income               Investors
                                                                  Portfolio               Portfolio             Portfolio
                                                                -------------           -------------         -------------
Investment Income (Loss):
    Dividends ...........................................       $     699,775           $     185,417         $      59,260
Expenses:
    Mortality & Expense Risk Fees .......................              41,265                  26,015                 2,229
                                                                -------------           -------------         -------------
Net Investment Income (Loss) ............................             658,510                 159,402                57,031
                                                                -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ........................................             (75,125)                187,289                 4,485
    Change in Unrealized Appreciation
        (Depreciation) ..................................          (1,538,293)                139,507               (69,834)
                                                                -------------           -------------         -------------
    Net Gain (Loss) on Investments ......................          (1,613,418)                326,796               (65,349)
                                                                -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................       $    (954,908)          $     486,198         $      (8,318)
                                                                =============           =============         =============

                                                                                          Alliance              Alliance
                                                                  Alliance                 Money                Premier
                                                                International              Market                Growth
                                                                  Portfolio               Portfolio             Portfolio
                                                                -------------           -------------         -------------
Investment Income (Loss):
    Dividends ...........................................       $           0           $      73,822         $      45,014
Expenses:
    Mortality & Expense Risk Fees .......................               7,693                  12,158                 8,963
                                                                -------------           -------------         -------------
Net Investment Income (Loss) ............................              (7,693)                 61,664                36,051
                                                                -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ........................................           1,052,674                       0               (89,758)
    Change in Unrealized Appreciation
        (Depreciation) ..................................                   1                       0              (232,796)
                                                                -------------           -------------         -------------
    Net Gain (Loss) on Investments ......................           1,052,675                       0              (322,554)
                                                                -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................       $   1,044,982           $      61,664         $    (286,503)
                                                                =============           =============         =============

                                                                 Alliance                                     Alliance
                                                                   Real                 Alliance                Total
                                                                  Estate               Technology              Return
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $           0          $     210,662         $         215
Expenses:
    Mortality & Expense Risk Fees ......................                  94                 32,191                    42
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................                 (94)               178,471                   173
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................              15,137                343,982                     4
    Change in Unrealized Appreciation
        (Depreciation) .................................                   0             (1,366,244)                  312
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................              15,137             (1,022,262)                  316
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $      15,043          $    (843,791)        $         489
                                                               =============          =============         =============

                                                                                       Alliance
                                                                                         U.S.
                                                                                       Government/
                                                                                         High                Alliance
                                                                 Alliance                Grade                Utility
                                                                  Quasar               Securities              Income
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      19,530          $          51         $          68
Expenses:
    Mortality & Expense Risk Fees ......................               9,167                      7                    10
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................              10,363                     44                    58
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................           1,004,925                     (6)                   17
    Change in Unrealized Appreciation
        (Depreciation) .................................             (47,121)                    45                    36
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................             957,804                     39                    53
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     968,167          $          83         $         111
                                                               =============          =============         =============

                                                                                        Anchor
                                                                                       Government
                                                                  Anchor                   &
                                                                  Capital               Quality                Anchor
                                                                Appreciation              Bond                 Growth
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      85,919          $      16,788         $      48,547
Expenses:
    Mortality & Expense Risk Fees ......................               4,484                  2,080                 2,735
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................              81,435                 14,708                45,812
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                (221)                   948                 4,333
    Change in Unrealized Appreciation
        (Depreciation) .................................            (222,863)                14,315               (88,211)
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................            (223,084)                15,263               (83,878)
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $    (141,649)         $      29,971         $     (38,066)
                                                               =============          =============         =============

                                                                                        Dreyfus
                                                                  Anchor                  Small                Dreyfus
                                                                  Natural                Company                Stock
                                                                 Resources                Stock                 Index
                                                                 Portfolio              Portfolio               Fund
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $           0          $         820         $     128,928
Expenses:
    Mortality & Expense Risk Fees ......................                 268                  4,295                46,334
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................                (268)                (3,475)               82,594
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................               1,566                 81,336               187,366
    Change in Unrealized Appreciation
        (Depreciation) .................................               6,448                (82,654)             (811,991)
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................               8,014                 (1,318)             (624,625)
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $       7,746          $      (4,793)        $    (542,031)
                                                               =============          =============         =============

                                                                  Dreyfus
                                                                   Zero                  Fidelity
                                                                  Coupon                   Asset                Fidelity
                                                                   2000                   Manager              Contrafund
                                                                 Portfolio               Portfolio              Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $       1,111           $     129,269         $     140,703
Expenses:
    Mortality & Expense Risk Fees ......................                 180                  11,058                10,119
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................                 931                 118,211               130,584
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                (322)                 (5,944)               27,749
    Change in Unrealized Appreciation
        (Depreciation) .................................                 339                (175,054)             (244,303)
                                                               -------------           -------------         -------------
    Net Gain (Loss) on Investments .....................                  17                (180,998)             (216,554)
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $         948           $     (62,787)        $     (85,970)
                                                               =============           =============         =============

                                                                                                               Fidelity
                                                                                         Fidelity             Investment
                                                                 Fidelity                 High                  Grade
                                                                  Growth                  Income                 Bond
                                                                 Portfolio               Portfolio             Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $     675,542           $      32,317         $      36,217
Expenses:
    Mortality & Expense Risk Fees ......................              55,882                   3,406                 3,384
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................             619,660                  28,911                32,833
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................             261,207                 (25,958)              (22,636)
    Change in Unrealized Appreciation
        (Depreciation) .................................          (1,629,343)                (96,581)               26,700
                                                               -------------           -------------         -------------
    Net Gain (Loss) on Investments .....................          (1,368,136)               (122,539)                4,064
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $    (748,476)          $     (93,628)        $      36,897
                                                               =============           =============         =============

                                                                 Fidelity                                     SunAmerica
                                                                  Money                  Fidelity              Alliance
                                                                  Market                 Overseas               Growth
                                                                 Portfolio               Portfolio             Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      82,307           $      68,232         $     376,193
Expenses:
    Mortality & Expense Risk Fees ......................              12,062                   5,803                16,008
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................              70,245                  62,429               360,185
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                   3                  15,541               (32,936)
    Change in Unrealized Appreciation
        (Depreciation) .................................                   0                (218,283)             (996,932)
                                                               -------------           -------------         -------------
    Net Gain (Loss) on Investments .....................                   3                (202,742)           (1,029,868)
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $      70,248           $    (140,313)        $    (669,683)
                                                               =============           =============         =============

                                                                                                              SunAmerica
                                                                SunAmerica              SunAmerica               Blue
                                                                Aggressive                 Asset                 Chip
                                                                  Growth                Allocation              Growth
                                                                 Portfolio               Portfolio             Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      72,622           $       3,589         $           1
Expenses:
    Mortality & Expense Risk Fees ......................               4,511                     417                     0
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................              68,111                   3,172                     1
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................              27,844                  (1,288)                    0
    Change in Unrealized Appreciation
        (Depreciation) .................................            (276,747)                 (4,228)                   (3)
                                                               -------------           -------------         -------------
    Net Gain (Loss) on Investments .....................            (248,903)                 (5,516)                   (3)
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $    (180,792)          $      (2,344)        $          (2)
                                                               =============           =============         =============

                                                                                                                SunAmerica
                                                                                                                  "Dogs"
                                                                SunAmerica                SunAmerica                of
                                                                   Cash                    Corporate               Wall
                                                                Management                   Bond                 Street
                                                                 Portfolio                 Portfolio             Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $     149,686             $       2,934         $       1,800
Expenses:
    Mortality & Expense Risk Fees ......................              17,663                       219                   358
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................             132,023                     2,715                 1,442
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................               3,567                      (193)               (1,866)
    Change in Unrealized Appreciation
        (Depreciation) .................................              (9,440)                     (348)                6,064
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................              (5,873)                     (541)                4,198
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     126,150             $       2,174         $       5,640
                                                               =============             =============         =============

                                                                SunAmerica                SunAmerica            SunAmerica
                                                                 Emerging                  Federated              Global
                                                                  Markets                    Value                 Bond
                                                                 Portfolio                 Portfolio             Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $       7,856             $      19,494         $       1,614
Expenses:
    Mortality & Expense Risk Fees ......................               1,248                     2,625                   152
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................               6,608                    16,869                 1,462
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................              (6,273)                    5,180                    44
    Change in Unrealized Appreciation
        (Depreciation) .................................             (92,840)                   (4,768)                  333
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................             (99,113)                      412                   377
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     (92,505)            $      17,281         $       1,839
                                                               =============             =============         =============

                                                                SunAmerica                                   SunAmerica
                                                                  Global               SunAmerica            High-Yield
                                                                 Equities             Growth-Income             Bond
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      29,530          $      59,131         $      22,067
Expenses:
    Mortality & Expense Risk Fees ......................               1,665                  6,199                 1,300
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................              27,865                 52,932                20,767
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................             (14,932)                   704                   367
    Change in Unrealized Appreciation
        (Depreciation) .................................             (81,632)              (188,142)              (43,567)
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................             (96,564)              (187,438)              (43,200)
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     (68,699)         $    (134,506)        $     (22,433)
                                                               =============          =============         =============

                                                                                       SunAmerica            SunAmerica
                                                                SunAmerica            International              MFS
                                                               International             Growth                Growth
                                                                Diversified                &                     &
                                                                 Equities                Income                Income
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      82,609          $      11,251         $       1,248
Expenses:
    Mortality & Expense Risk Fees ......................               3,002                  3,209                 1,312
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................              79,607                  8,042                   (64)
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity .........................................             (37,585)                (7,881)                1,182
    Change in Unrealized Appreciation
      (Depreciation) ...................................            (122,146)                 8,326                (6,830)
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................            (159,731)                   445                (5,648)
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     (80,124)         $       8,487         $      (5,712)
                                                               =============          =============         =============

                                                                 SunAmerica             SunAmerica
                                                                    MFS                     MFS               SunAmerica
                                                                  Mid-Cap                  Total                Putnam
                                                                   Growth                  Return               Growth
                                                                 Portfolio               Portfolio             Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $      13,157           $       5,634         $      61,735
Expenses:
    Mortality & Expense Risk Fees ......................               3,622                   1,024                 4,013
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................               9,535                   4,610                57,722
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity .........................................              18,478                     243               (32,626)
    Change in Unrealized Appreciation
      (Depreciation) ...................................             (65,468)                 23,362              (168,387)
                                                               -------------           -------------         -------------
Net Gain (Loss) on Investments .........................             (46,990)                 23,605              (201,013)
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     (37,455)          $      28,215         $    (143,291)
                                                               =============           =============         =============

                                                                 SunAmerica             SunAmerica            SunAmerica
                                                                   Real                  Research             SunAmerica
                                                                  Estate                  Select               Balanced
                                                                 Portfolio               Portfolio             Portfolio
                                                               -------------           -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $         808           $          20         $       7,128
Expenses:
    Mortality & Expense Risk Fees ......................                 108                       8                 2,203
                                                               -------------           -------------         -------------
Net Investment Income (Loss) ...........................                 700                      12                 4,925
                                                               -------------           -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity .........................................                 433                      10                 7,776
    Change in Unrealized Appreciation
      (Depreciation) ...................................               2,509                    (228)              (55,003)
                                                               -------------           -------------         -------------
Net Gain (Loss) on Investments .........................               2,942                    (218)              (47,227)
                                                               -------------           -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $       3,642           $        (206)        $     (42,302)
                                                               =============           =============         =============

                                                                                                             SunAmerica
                                                                SunAmerica             SunAmerica              Venture
                                                                Technology               Utility                Value
                                                                 Portfolio              Portfolio             Portfolio
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $           0          $       2,566         $      12,775
Expenses:
    Mortality & Expense Risk Fees ......................                   7                    262                 5,384
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................                  (7)                 2,304                 7,391
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity .........................................                (304)                (3,206)               26,461
    Change in Unrealized Appreciation
      (Depreciation) ...................................              (1,416)                (3,308)               27,582
                                                               -------------          -------------         -------------
Net Gain (Loss) on Investments .........................              (1,720)                (6,514)               54,043
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $      (1,727)         $      (4,210)        $      61,434
                                                               =============          =============         =============

                                                                SunAmerica               VanEck               VanEck
                                                                 Worldwide              Worldwide            Worldwide
                                                                   High                 Emerging               Hard
                                                                  Income                 Markets              Assets
                                                                 Portfolio                Fund                 Fund
                                                               -------------          -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $       1,001          $           0         $         809
Expenses:
    Mortality & Expense Risk Fees ......................                  61                  1,243                   615
                                                               -------------          -------------         -------------
Net Investment Income (Loss) ...........................                 940                 (1,243)                  194
                                                               -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                 (26)                 5,869                 3,844
    Change in Unrealized Appreciation
        (Depreciation) .................................              (1,028)               (81,313)                1,663
                                                               -------------          -------------         -------------
    Net Gain (Loss) on Investments .....................              (1,054)               (75,444)                5,507
                                                               -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $        (114)         $     (76,687)        $       5,701
                                                               =============          =============         =============

                                                                    WP&G                   WP&G                  WP&G
                                                                  Tomorrow               Tomorrow              Tomorrow
                                                                    Long                  Medium                 Short
                                                                    Term                   Term                  Term
                                                                  Portfolio              Portfolio             Portfolio
                                                                -------------          -------------         -------------
Investment Income (Loss):
    Dividends ...........................................       $           0          $           0         $           0
Expenses:
    Mortality & Expense Risk Fees .......................                 383                     24                    45
                                                                -------------          -------------         -------------
Net Investment Income (Loss) ............................                (383)                   (24)                  (45)
                                                                -------------          -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity ..........................................               5,228                     78                  (139)
    Change in Unrealized Appreciation
      (Depreciation) ....................................              (3,120)                    71                   492
                                                                -------------          -------------         -------------
    Net Gain (Loss) on Investments ......................               2,108                    149                   353
                                                                -------------          -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...........................       $       1,725          $         125         $         308
                                                                =============          =============         =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                                   1999
                                                                   ----
                                                                                            AIM                    AIM
                                                                                          Capital             International
                                                                                        Appreciation              Equity
                                                                   Total                    Fund                   Fund
                                                               -------------            -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $   1,332,831            $      10,005         $      26,327
Expenses:
    Mortality & Expense Risk Fees ......................             224,586                    2,575                 4,077
                                                               -------------            -------------         -------------
Net Investment Income (Loss) ...........................           1,108,245                    7,430                22,250
                                                               -------------            -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................           1,688,244                    9,467                  (658)
    Change in Unrealized Appreciation
        (Depreciation) .................................           4,216,974                  118,713               245,104
                                                               -------------            -------------         -------------
    Net Gain (Loss) on Investments .....................           5,905,218                  128,180               244,446
                                                               -------------            -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $   7,013,463            $     135,610         $     266,696
                                                               =============            =============         =============

                                                                                                                Alliance
                                                                 Alliance                 Alliance                Global
                                                               Conservative                Global                 Dollar
                                                                 Investors                  Bond                Government
                                                                 Portfolio                Portfolio              Portfolio
                                                               -------------            -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $       3,311            $         322         $          31
Expenses:
    Mortality & Expense Risk Fees ......................                 338                      109                     2
                                                               -------------            -------------         -------------
Net Investment Income (Loss) ...........................               2,973                      213                    29
                                                               -------------            -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................                 332                     (472)                    1
    Change in Unrealized Appreciation
        (Depreciation) .................................              (1,782)                    (364)                   15
                                                               -------------            -------------         -------------
    Net Gain (Loss) on Investments .....................              (1,450)                    (836)                   16
                                                               -------------            -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $       1,523            $        (623)        $          45
                                                               =============            =============         =============

                                                                                          Alliance
                                                                                           Growth                Alliance
                                                                 Alliance                     &                   Growth
                                                                  Growth                    Income               Investors
                                                                 Portfolio                 Portfolio             Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $     270,895             $     228,364         $      22,202
Expenses:
    Mortality & Expense Risk Fees ......................              31,382                    20,015                 2,024
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................             239,513                   208,349                20,178
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................             153,081                    59,630                11,353
    Change in Unrealized Appreciation
        (Depreciation) .................................             690,619                   (46,210)                  700
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................             843,700                    13,420                12,053
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $   1,083,213             $     221,769         $      32,231
                                                               =============             =============         =============

                                                                                           Alliance              Alliance
                                                                 Alliance                    Money                Premier
                                                               International                 Market                Growth
                                                                 Portfolio                 Portfolio             Portfolio
                                                               -------------             -------------         -------------
Investment Income (Loss):
    Dividends ..........................................       $   30,720.00             $   20,021.00         $    4,775.00
Expenses:
    Mortality & Expense Risk Fees ......................               1,926                     3,973                 3,655
                                                               -------------             -------------         -------------
Net Investment Income (Loss) ...........................              28,794                    16,048                 1,120
                                                               -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .......................................             322,423                         0                   896
    Change in Unrealized Appreciation
        (Depreciation) .................................                   0                         0               105,394
                                                               -------------             -------------         -------------
    Net Gain (Loss) on Investments .....................             322,423                         0               106,290
                                                               -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ..........................       $     351,217             $      16,048         $     107,410
                                                               =============             =============         =============

                                                                                          Alliance
                                                                Alliance                   Total                Alliance
                                                               Technology                  Return                Quasar
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $       3,163             $         230         $       1,251
Expenses:
    Mortality & Expense Risk Fees .....................              16,479                        22                 5,084
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................             (13,316)                      208                (3,833)
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................             596,364                         7               143,282
    Change in Unrealized Appreciation
        (Depreciation) ................................             860,253                       (78)               94,963
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................           1,456,617                       (71)              238,245
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $   1,443,301             $         137         $     234,412
                                                              =============             =============         =============

                                                                Alliance
                                                                  U.S.
                                                               Government/
                                                                  High                    Alliance              Anchor
                                                                  Grade                   Utility               Capital
                                                               Securities                  Income             Appreciation
                                                                Portfolio                 Portfolio             Portfolio
                                                              -------------             -------------         -------------
Investment Income (Loss):
    Dividends .........................................       $          60             $          44         $         209
Expenses:
    Mortality & Expense Risk Fees .....................                   8                        10                    71
                                                              -------------             -------------         -------------
Net Investment Income (Loss) ..........................                  52                        34                   138
                                                              -------------             -------------         -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ......................................                  (5)                       10                 5,385
    Change in Unrealized Appreciation
        (Depreciation) ................................                 (78)                      134                 8,237
                                                              -------------             -------------         -------------
    Net Gain (Loss) on Investments ....................                 (83)                      144                13,622
                                                              -------------             -------------         -------------
Increase (Decrease) in Net Assets
    Resulting From Operations .........................       $         (31)            $         178         $      13,760
                                                              =============             =============         =============

                                                                        Anchor
                                                                      Government
                                                                           &                                          Anchor
                                                                        Quality                Anchor                 Natural
                                                                         Bond                  Growth                Resources
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $       1,993          $         116          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                 145                     50                     10
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................               1,848                     66                    (10)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................              (1,988)                 4,496                      1
    Change in Unrealized Appreciation
        (Depreciation) .......................................                (100)                 1,955                    890
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................              (2,088)                 6,451                    891
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $        (240)         $       6,517          $         881
                                                                     =============          =============          =============

                                                                        Dreyfus                                       Dreyfus
                                                                         Small                 Dreyfus                 Zero
                                                                        Company                 Stock                 Coupon
                                                                         Stock                  Index                  2000
                                                                       Portfolio                Fund                 Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $      82,801          $         930
Expenses:
    Mortality & Expense Risk Fees ............................               2,786                 35,158                    155
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................              (2,786)                47,643                    775
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................             (17,176)               143,876                     (4)
    Change in Unrealized Appreciation
        (Depreciation) .......................................              49,961                534,775                   (456)
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................              32,785                678,651                   (460)
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $      29,999          $     726,294          $         315
                                                                     =============          =============          =============

                                                                       Fidelity
                                                                         Asset                Fidelity               Fidelity
                                                                        Manager              Contrafund               Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $      61,501          $      13,299          $     360,271
Expenses:
    Mortality & Expense Risk Fees ............................               9,130                  5,958                 40,086
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................              52,371                  7,341                320,185
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                (138)                16,695                225,037
    Change in Unrealized Appreciation
        (Depreciation) .......................................              50,732                139,635                916,601
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................              50,594                156,330              1,141,638
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $     102,965          $     163,671          $   1,461,823
                                                                     =============          =============          =============

                                                                                              Fidelity
                                                                       Fidelity              Investment              Fidelity
                                                                         High                   Grade                  Money
                                                                        Income                  Bond                  Market
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $      25,817          $      11,228          $     104,828
Expenses:
    Mortality & Expense Risk Fees ............................               3,902                  3,790                 18,801
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................              21,915                  7,438                 86,027
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................             (12,925)                (1,112)                     0
    Change in Unrealized Appreciation
        (Depreciation) .......................................              17,353                (12,354)                     0
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................               4,428                (13,466)                     0
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $      26,343          $      (6,028)         $      86,027
                                                                     =============          =============          =============

                                                                                             SunAmerica             SunAmerica
                                                                       Fidelity               Alliance              Aggressive
                                                                       Overseas                Growth                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $      16,156          $           0          $           0
Expenses:
    Mortality & Expense Risk Fees ............................               4,369                    904                    123
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................              11,787                   (904)                  (123)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................               3,460                  5,669                  1,932
    Change in Unrealized Appreciation
        (Depreciation) .......................................             173,424                 79,099                 26,106
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................             176,884                 84,768                 28,038
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $     188,671          $      83,864          $      27,915
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                         Asset                  Cash                 Corporate
                                                                      Allocation             Management                Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $      10,746          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                  32                  4,228                      6
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                 (32)                 6,518                     (6)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                  77                  4,159                     24
    Change in Unrealized Appreciation
        (Depreciation) .......................................                 965                 13,584                    (84)
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................               1,042                 17,743                    (60)
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $       1,010          $      24,261          $         (66)
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                        "Dogs"
                                                                          of                 SunAmerica             SunAmerica
                                                                         Wall                 Emerging               Federated
                                                                        Street                 Markets                 Value
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $           0          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                  26                     44                    121
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                 (26)                   (44)                  (121)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                (403)                   961                    (71)
    Change in Unrealized Appreciation
        (Depreciation) .......................................                (291)                 6,842                  6,394
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................                (694)                 7,803                  6,323
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $        (720)         $       7,759          $       6,202
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica
                                                                        Global                 Global               SunAmerica
                                                                         Bond                 Equities             Growth-Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $           0          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                   4                     64                    182
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                  (4)                   (64)                  (182)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                   0                  1,580                  4,088
    Change in Unrealized Appreciation
        (Depreciation) .......................................                  (2)                 4,258                 11,546
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................                  (2)                 5,838                 15,634
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $          (6)         $       5,774          $      15,452
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                             SunAmerica            International
                                                                      SunAmerica            International             Growth
                                                                      High-Yield             Diversified                 &
                                                                         Bond                 Equities                Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $           0          $      10,764
Expenses:
    Mortality & Expense Risk Fees ............................                  70                    144                    100
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                 (70)                  (144)                10,664
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                 315                   (475)                    48
    Change in Unrealized Appreciation
        (Depreciation) .......................................               1,005                 15,097                 (6,115)
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................               1,320                 14,622                 (6,067)
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $       1,250          $      14,478          $       4,597
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                          MFS                SunAmerica             SunAmerica
                                                                        Growth                   MFS                    MFS
                                                                           &                   Mid-Cap                 Total
                                                                        Income                 Growth                 Return
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $       1,260          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                 122                     59                     50
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                (122)                 1,201                    (50)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................               3,481                  3,519                    513
    Change in Unrealized Appreciation
        (Depreciation) .......................................               2,847                  6,611                   (146)
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................               6,328                 10,130                    367
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $       6,206          $      11,331          $         317
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                        Putnam                  Real                SunAmerica
                                                                        Growth                 Estate                Balanced
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $           0          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                 198                      4                    101
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                (198)                    (4)                  (101)
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................               6,536                      0                    214
    Change in Unrealized Appreciation
        (Depreciation) .......................................              10,300                    168                  9,028
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................              16,836                    168                  9,242
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $      16,638          $         164          $       9,141
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                             SunAmerica              Worldwide
                                                                      SunAmerica               Venture                 High
                                                                        Utility                 Value                 Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $           0          $           0
Expenses:
    Mortality & Expense Risk Fees ............................                   5                    227                      0
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                  (5)                  (227)                     0
                                                                     -------------          -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                   9                   (263)                     3
    Change in Unrealized Appreciation
        (Depreciation) .......................................                  55                 15,614                     19
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................                  64                 15,351                     22
                                                                     -------------          -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $          59          $      15,124          $          22
                                                                     =============          =============          =============

                                                                        VanEck                 VanEck                  WP&G
                                                                       Worldwide              Worldwide              Tomorrow
                                                                       Emerging                 Hard                   Long
                                                                        Markets                Assets                  Term
                                                                         Fund                   Fund                 Portfolio
                                                                     -------------          -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $           0          $         544          $       7,635
Expenses:
    Mortality & Expense Risk Fees ............................                 562                    405                    607
                                                                     -------------          -------------          -------------
Net Investment Income (Loss) .................................                (562)                   139                  7,028
                                                                     -------------          -------------          -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................               3,139                 (8,908)                   692
    Change in Unrealized Appreciation
        (Depreciation) .......................................              49,606                 18,485                 (1,304)
                                                                     -------------          -------------          -------------
    Net Gain (Loss) on Investments ...........................              52,745                  9,577                   (612)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $      52,183          $       9,716          $       6,416
                                                                     =============          =============          =============

                                                                         WP&G                   WP&G
                                                                       Tomorrow               Tomorrow
                                                                        Medium                  Short
                                                                         Term                   Term
                                                                       Portfolio              Portfolio
                                                                     -------------          -------------
Investment Income (Loss):
    Dividends ................................................       $      414.00          $      598.00
Expenses:
    Mortality & Expense Risk Fees ............................                  44                     64
                                                                     -------------          -------------
Net Investment Income (Loss) .................................                 370                    534
                                                                     -------------          -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity .............................................                  19                     68
    Change in Unrealized Appreciation
        (Depreciation) .......................................                (206)                  (543)
                                                                     -------------          -------------
    Net Gain (Loss) on Investments ...........................                (187)                  (475)
                                                                     -------------          -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ................................       $         183          $          59
                                                                     =============          =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                                         2001
                                                                         ----                    AIM                    AIM
                                                                                               Capital             International
                                                                                            Appreciation              Equity
                                                                         Total                  Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $   3,758,760          $      41,376          $      17,416
    Realized Gain (Loss) on Investment Activity ..............          (1,850,667)                 9,395                (18,028)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................          (7,688,800)              (188,604)              (231,819)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................          (5,780,707)              (137,833)              (232,431)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................          28,533,478                219,243                269,127
    Administrative Charges ...................................              (1,476)                     0                      0
    Cost Of Insurance Charge .................................          (7,371,016)               (51,763)               (72,294)
    Policy Loans .............................................          (5,982,427)                (7,682)               (10,956)
    Contract Withdrawals .....................................          (2,932,876)               (10,427)               (42,066)
    Death Benefits ...........................................            (117,909)                (3,408)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          12,127,774                145,963                143,811
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           6,347,067                  8,130                (88,620)
Net Assets, at Beginning of Year .............................          52,388,881                576,086                914,337
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $  58,735,948          $     584,216          $     825,717
                                                                     =============          =============          =============

                                                                       Alliance
                                                                       Bernstein              Alliance
                                                                         Real                 Bernstein              Alliance
                                                                        Estate                 Utility             Conservative
                                                                      Investment               Income                Investors
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         545          $         526          $       7,412
    Realized Gain (Loss) on Investment Activity ..............                 298                 (4,301)               (10,381)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               6,750                (10,047)                 2,687
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               7,593                (13,822)                  (282)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             147,993                144,775                (39,229)
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (6,381)                (7,580)                  (461)
    Policy Loans .............................................                   0                 (2,246)                    (7)
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             141,612                134,949                (39,697)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             149,205                121,127                (39,979)
Net Assets, at Beginning of Year .............................                   0                  1,134                 39,979
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     149,205          $     122,261          $           0
                                                                     =============          =============          =============

                                                                                              Alliance
                                                                       Alliance                Global
                                                                        Global                 Dollar                Alliance
                                                                         Bond                Government               Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (172)         $          20          $     478,534
    Realized Gain (Loss) on Investment Activity ..............                (101)                     1                (39,168)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   6                     (4)            (1,415,301)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                (267)                    17               (975,935)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               4,747                      3                610,247
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (2,590)                   (16)              (253,171)
    Policy Loans .............................................                (507)                     0                (63,188)
    Contract Withdrawals .....................................                   0                      0               (135,211)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................               1,650                    (13)               158,677
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               1,383                      4               (817,258)
Net Assets, at Beginning of Year .............................              18,788                    225              3,959,455
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      20,171          $         229          $   3,142,197
                                                                     =============          =============          =============

                                                                       Alliance
                                                                        Growth                Alliance
                                                                           &                   Growth                Alliance
                                                                        Income                Investors            International
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     125,718          $      68,119          $      (1,639)
    Realized Gain (Loss) on Investment Activity ..............              49,511               (117,105)               145,909
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (198,628)                43,517                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (23,399)                (5,469)               144,270
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             700,548               (235,401)              (141,380)
    Administrative Charges ...................................                (432)                     0                      0
    Cost Of Insurance Charge .................................            (249,184)                (1,520)                (2,890)
    Policy Loans .............................................            (142,338)                  (271)                     0
    Contract Withdrawals .....................................            (124,643)                (1,946)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             183,951               (239,138)              (144,270)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             160,552               (244,607)                     0
Net Assets, at Beginning of Year .............................           2,910,360                244,607                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   3,070,912          $           0          $           0
                                                                     =============          =============          =============

                                                                       Alliance               Alliance
                                                                         Money                 Premier               Alliance
                                                                        Market                 Growth                 Quasar
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      30,762          $      35,366          $       7,928
    Realized Gain (Loss) on Investment Activity ..............                   0                105,887                261,307
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0               (149,339)               (56,013)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              30,762                 (8,086)               213,222
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             872,567                342,465               (197,883)
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (36,030)              (100,303)               (34,244)
    Policy Loans .............................................          (5,096,403)               (25,293)                (8,288)
    Contract Withdrawals .....................................                   0                (33,254)               (20,671)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          (4,259,866)               183,615               (261,086)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................          (4,229,104)               175,529                (47,864)
Net Assets, at Beginning of Year .............................           4,867,046                799,961                466,069
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     637,942          $     975,490          $     418,205
                                                                     =============          =============          =============

                                                                                                                     Alliance
                                                                                                                       U.S.
                                                                                                                    Government/
                                                                                              Alliance                 High
                                                                       Alliance                 Total                 Grade
                                                                      Technology               Return               Securities
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     145,259          $      10,921          $          34
    Realized Gain (Loss) on Investment Activity ..............             370,748                   (353)                    (3)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (823,095)                (9,687)                    27
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (307,088)                   881                     58
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             246,293                324,223                      0
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (202,680)               (17,695)                   (71)
    Policy Loans .............................................             (37,603)                (1,537)                     0
    Contract Withdrawals .....................................            (116,243)                (9,226)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................            (110,233)               295,765                    (71)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (417,321)               296,646                    (13)
Net Assets, at Beginning of Year .............................           2,415,440                  8,353                    878
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,998,119          $     304,999          $         865
                                                                     =============          =============          =============

                                                                                              American
                                                                       American                Century
                                                                        Century                  VP                  American
                                                                          VP                   Income                 Century
                                                                        Capital                   &                     VP
                                                                     Appreciation              Growth               International
                                                                         Fund                   Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (82)         $        (195)         $         (14)
    Realized Gain (Loss) on Investment Activity ..............                (452)                  (310)                   (11)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                (690)                 3,810                    148
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (1,224)                 3,305                    123
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              46,602                 93,364                 10,432
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (3,917)                (4,364)                  (386)
    Policy Loans .............................................                (720)                     0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              41,965                 89,000                 10,046
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              40,741                 92,305                 10,169
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      40,741          $      92,305          $      10,169
                                                                     =============          =============          =============

                                                                                               Anchor
                                                                                             Government
                                                                        Anchor                    &
                                                                        Capital                Quality                Anchor
                                                                     Appreciation               Bond                  Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     358,555          $       9,018          $     152,644
    Realized Gain (Loss) on Investment Activity ..............            (369,023)                33,161               (151,404)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (103,059)               (17,565)              (141,321)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (113,527)                24,614               (140,081)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,770,561                450,470                658,520
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (368,254)               (38,572)              (185,657)
    Policy Loans .............................................              (5,087)                (2,656)                   805
    Contract Withdrawals .....................................             (50,552)              (264,576)                (2,401)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................           1,346,668                144,666                471,267
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           1,233,141                169,280                331,186
Net Assets, at Beginning of Year .............................             999,606                347,691                968,634
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   2,232,747          $     516,971          $   1,299,820
                                                                     =============          =============          =============

                                                                                               Dreyfus
                                                                        Anchor                  Small                 Dreyfus
                                                                        Natural                Company                 Stock
                                                                       Resources                Stock                  Index
                                                                       Portfolio              Portfolio                Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       9,686          $      (4,562)         $      37,379
    Realized Gain (Loss) on Investment Activity ..............                (799)                (6,820)                10,867
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (10,129)                13,190               (710,941)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (1,242)                 1,808               (662,695)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             169,475                374,615              1,675,249
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (22,200)               (46,806)              (482,580)
    Policy Loans .............................................              (3,603)                (3,733)              (129,744)
    Contract Withdrawals .....................................                (787)                (6,110)              (220,783)
    Death Benefits ...........................................                   0                      0                 (8,405)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             142,885                317,966                833,737
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             141,643                319,774                171,042
Net Assets, at Beginning of Year .............................              60,543                471,823              4,950,676
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     202,186          $     791,597          $   5,121,718
                                                                     =============          =============          =============

                                                                       Fidelity
                                                                         Asset                Fidelity               Fidelity
                                                                        Manager              Contrafund               Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      56,398          $      26,724          $     321,206
    Realized Gain (Loss) on Investment Activity ..............             (31,461)               (22,499)               (49,346)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (84,273)              (149,276)            (1,323,189)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (59,336)              (145,051)            (1,051,329)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             320,881                436,018              1,093,884
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (100,180)              (104,618)              (427,178)
    Policy Loans .............................................             (29,294)               (50,086)              (143,757)
    Contract Withdrawals .....................................             (50,337)               (52,799)              (239,907)
    Death Benefits ...........................................             (17,398)                     0                 (8,537)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             123,672                228,515                274,505
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              64,336                 83,464               (776,824)
Net Assets, at Beginning of Year .............................           1,202,609              1,116,103              5,579,787
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,266,945          $   1,199,567          $   4,802,963
                                                                     =============          =============          =============

                                                                                                                       Fidelity
                                                                       Fidelity               Fidelity              Investment
                                                                         High                   Index                  Grade
                                                                        Income                   500                   Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      35,457          $         (12)         $      17,915
    Realized Gain (Loss) on Investment Activity ..............             (44,653)                     0                  2,786
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (35,265)                   402                 11,274
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (44,461)                   390                 31,975
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             136,376                  8,963                221,329
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (29,044)                  (341)               (42,598)
    Policy Loans .............................................             (49,972)                     0                 (1,876)
    Contract Withdrawals .....................................              (4,859)                     0                (12,609)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              52,501                  8,622                164,246
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               8,040                  9,012                196,221
Net Assets, at Beginning of Year .............................             310,600                      0                384,337
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     318,640          $       9,012          $     580,558
                                                                     =============          =============          =============

                                                                                                                     Franklin
                                                                                                                     Templeton
                                                                       Fidelity                                        Asset
                                                                         Money                Fidelity               Strategy
                                                                        Market                Overseas                 Fund
                                                                       Portfolio              Portfolio               class 1
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      70,243          $      62,174          $         661
    Realized Gain (Loss) on Investment Activity ..............                   0                (21,094)                (1,269)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0               (164,692)                 1,603
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              70,243               (123,612)                   995
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           3,550,085                 78,616                 55,265
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (359,336)               (36,750)                (2,390)
    Policy Loans .............................................             (97,226)                (4,856)                     0
    Contract Withdrawals .....................................            (213,093)                (9,068)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................           2,880,430                 27,942                 52,875
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           2,950,673                (95,670)                53,870
Net Assets, at Beginning of Year .............................           1,291,987                535,041                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   4,242,660          $     439,371          $      53,870
                                                                     =============          =============          =============

                                                                                             J .P.Morgan              Morgan
                                                                                                U.S.                  Stanley
                                                                      J.P.Morgan             Disciplined               Fixed
                                                                         Bond                  Equity                 Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       2,618          $          43          $         779
    Realized Gain (Loss) on Investment Activity ..............                 920                   (302)                     5
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (2,862)                  (472)                  (720)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                 676                   (731)                    64
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              61,850                 41,987                 14,888
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (4,229)                (3,192)                  (571)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              57,621                 38,795                 14,317
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              58,297                 38,064                 14,381
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      58,297          $      38,064          $      14,381
                                                                     =============          =============          =============

                                                                                                                     Neuberger
                                                                        Morgan                                        Berman
                                                                        Stanley                Morgan                   AMT
                                                                          Mid                  Stanley                Limited
                                                                          Cap                   Money                Maturity
                                                                         Value                 Market                  Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (37)         $       7,549          $         (56)
    Realized Gain (Loss) on Investment Activity ..............                 (36)                     0                    203
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               2,203                      0                    163
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               2,130                  7,549                    310
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              26,854                 17,131                 23,827
    Administrative Charges ...................................                   0                 (1,044)                     0
    Cost Of Insurance Charge .................................                (996)               (20,766)                (1,053)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              25,858                 (4,679)                22,774
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              27,988                  2,870                 23,084
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      27,988          $       2,870          $      23,084
                                                                     =============          =============          =============

                                                                                                                    Oppenheimer
                                                                                                                       Main
                                                                       Neuberger                                      Street
                                                                        Berman               Oppenheimer              Growth
                                                                          AMT                  Global                    &
                                                                       Partners              Securities               Income
                                                                       Portfolio               Fund/VA                Fund/VA
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (179)         $        (281)         $        (581)
    Realized Gain (Loss) on Investment Activity ..............              (1,602)                (1,655)                (3,283)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               7,559                  6,101                  7,260
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               5,778                  4,165                  3,396
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              86,190                130,646                318,308
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (13,504)                (7,409)               (13,893)
    Policy Loans .............................................                   0                      0                   (713)
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              72,686                123,237                303,702
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              78,464                127,402                307,098
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      78,464          $     127,402          $     307,098
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                      Aggressive              Alliance                 Asset
                                                                        Growth                 Growth               Allocation
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     292,222          $     292,680          $      10,331
    Realized Gain (Loss) on Investment Activity ..............            (262,385)              (703,411)                (5,033)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (430,956)               (71,090)                (9,912)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (401,119)              (481,821)                (4,614)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,135,710              1,729,634                143,386
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (322,055)              (654,038)               (30,424)
    Policy Loans .............................................              (6,957)               (12,051)                   751
    Contract Withdrawals .....................................             (30,631)              (238,216)                  (890)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             776,067                825,329                112,823
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             374,948                343,508                108,209
Net Assets, at Beginning of Year .............................             936,144              3,014,518                102,153
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,311,092          $   3,358,026          $     210,362
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                         Blue                SunAmerica             SunAmerica
                                                                         Chip                   Cash                 Corporate
                                                                        Growth               Management                Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (58)         $     176,805          $       5,344
    Realized Gain (Loss) on Investment Activity ..............                (456)                80,619                  6,168
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (1,112)              (108,923)                (2,645)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (1,626)               148,501                  8,867
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              25,466              2,609,691                (13,737)
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (1,990)            (1,120,085)               (29,727)
    Policy Loans .............................................                   0                 (1,439)                (2,364)
    Contract Withdrawals .....................................                   0                (39,905)                  (291)
    Death Benefits ...........................................                   0                (80,161)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              23,476              1,368,101                (46,119)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              21,850              1,516,602                (37,252)
Net Assets, at Beginning of Year .............................                 374              4,220,304                168,252
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      22,224          $   5,736,906          $     131,000
                                                                     =============          =============          =============

                                                                                             SunAmerica
                                                                      SunAmerica               "Dogs"
                                                                         Davis                   of                 SunAmerica
                                                                        Venture                 Wall                 Emerging
                                                                         Value                 Street                 Markets
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     246,572          $       1,586          $       3,927
    Realized Gain (Loss) on Investment Activity ..............            (126,584)                 7,880                (76,844)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (319,172)                (2,683)                63,209
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (199,184)                 6,783                 (9,708)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,034,253                 76,552                334,386
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (264,023)               (22,413)              (102,385)
    Policy Loans .............................................              (5,205)                   741                 (1,307)
    Contract Withdrawals .....................................            (250,103)                     0                 (5,356)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             514,922                 54,880                225,338
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             315,738                 61,663                215,630
Net Assets, at Beginning of Year .............................           1,494,649                 71,858                275,735
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,810,387          $     133,521          $     491,365
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                       Federated               Global                 Global
                                                                         Value                  Bond                 Equities
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       9,036          $      13,960          $      63,430
    Realized Gain (Loss) on Investment Activity ..............              (4,417)                  (211)               (97,160)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (15,707)               (12,044)               (51,328)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (11,088)                 1,705                (85,058)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             225,002                179,536                249,811
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (61,150)               (23,327)               (84,559)
    Policy Loans .............................................              (6,449)                  (205)                  (878)
    Contract Withdrawals .....................................            (240,703)                    (5)                (1,312)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             (83,300)               155,999                163,062
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             (94,388)               157,704                 78,004
Net Assets, at Beginning of Year .............................             443,343                 28,250                360,428
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     348,955          $     185,954          $     438,432
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                        Goldman                                     SunAmerica
                                                                         Sachs               SunAmerica               Growth
                                                                       Research             Growth-Income          Opportunities
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (63)         $      93,141          $         (52)
    Realized Gain (Loss) on Investment Activity ..............              (3,688)              (114,157)                  (739)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                 471               (229,534)                  (154)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (3,280)              (250,550)                  (945)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               6,538              1,142,934                 22,196
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................                (444)              (264,399)                (1,858)
    Policy Loans .............................................                 (32)                (1,499)                     0
    Contract Withdrawals .....................................                   0                (21,933)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................               6,062                855,103                 20,338
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               2,782                604,553                 19,393
Net Assets, at Beginning of Year .............................               6,109              1,322,371                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $       8,891          $   1,926,924          $      19,393
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                             SunAmerica            International
                                                                      SunAmerica            International             Growth
                                                                      High-Yield             Diversified                 &
                                                                         Bond                 Equities                Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       9,954          $      22,115          $      21,699
    Realized Gain (Loss) on Investment Activity ..............             (46,152)              (185,757)               (68,053)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              30,554                 36,688               (120,434)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (5,644)              (126,954)              (166,788)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              52,001                206,433                275,953
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (18,715)               (76,235)              (100,794)
    Policy Loans .............................................                (725)                (5,599)                (2,298)
    Contract Withdrawals .....................................            (136,104)              (165,390)              (131,222)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................            (103,543)               (40,791)                41,639
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (109,187)              (167,745)              (125,149)
Net Assets, at Beginning of Year .............................             195,606                493,260                676,183
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      86,419          $     325,515          $     551,034
                                                                     =============          =============          =============

                                                                                             SunAmerica
                                                                                                 MFS                SunAmerica
                                                                      SunAmerica               Growth                   MFS
                                                                        Marsico                   &                   Mid-Cap
                                                                        Growth                 Income                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (170)         $      23,390          $     238,780
    Realized Gain (Loss) on Investment Activity ..............              (1,559)               (40,264)              (114,337)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               2,750                (63,779)              (393,938)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,021                (80,653)              (269,495)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             263,571                270,201              1,423,207
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (17,360)               (72,209)              (308,794)
    Policy Loans .............................................                (713)                (1,381)                (9,423)
    Contract Withdrawals .....................................                (180)                (1,328)               (24,270)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             245,318                195,283              1,080,720
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             246,339                114,630                811,225
Net Assets, at Beginning of Year .............................                   0                403,704                902,863
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     246,339          $     518,334          $   1,714,088
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                          MFS                SunAmerica             SunAmerica
                                                                         Total                 Putnam                  Real
                                                                        Return                 Growth                 Estate
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      27,785          $      26,630          $       3,010
    Realized Gain (Loss) on Investment Activity ..............               9,221               (130,554)                 1,995
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (35,380)              (141,271)                 1,044
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,626               (245,195)                 6,049
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             513,046                488,927                102,454
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................             (82,593)              (160,048)               (17,668)
    Policy Loans .............................................              (1,137)                   876                   (261)
    Contract Withdrawals .....................................              (3,606)                (6,768)                  (236)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             425,710                322,987                 84,289
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             427,336                 77,792                 90,338
Net Assets, at Beginning of Year .............................             266,611                856,543                 38,796
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     693,947          $     934,335          $     129,134
                                                                     =============          =============          =============

                                                                      SunAmerica                                    SunAmerica
                                                                      SunAmerica             SunAmerica               Telecom
                                                                       Balanced              Technology               Utility
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      39,671          $        (104)         $       2,257
    Realized Gain (Loss) on Investment Activity ..............             (56,482)               (10,160)                (3,984)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (66,373)                   874                (11,821)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (83,184)                (9,390)               (13,548)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             727,343                 31,270                 63,017
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................            (132,396)                (1,857)               (16,656)
    Policy Loans .............................................              (3,912)                     0                 (1,457)
    Contract Withdrawals .....................................              (5,215)                     0                   (928)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             585,820                 29,413                 43,976
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             502,636                 20,023                 30,428
Net Assets, at Beginning of Year .............................             416,391                  5,612                 56,348
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     919,027          $      25,635          $      86,776
                                                                     =============          =============          =============

                                                                      SunAmerica               VanEck                 VanEck
                                                                       Worldwide              Worldwide              Worldwide
                                                                         High                 Emerging                 Hard
                                                                        Income                 Markets                Assets
                                                                       Portfolio                Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       4,631          $      (1,052)         $         128
    Realized Gain (Loss) on Investment Activity ..............              (1,224)                 1,922                   (400)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (5,458)                (3,524)                (6,861)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (2,051)                (2,654)                (7,133)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              21,740                 43,397                  8,836
    Administrative Charges ...................................                   0                      0                      0
    Cost Of Insurance Charge .................................              (4,190)               (15,047)                (3,920)
    Policy Loans .............................................                   0                     (6)                  (660)
    Contract Withdrawals .....................................                 (12)                (5,817)                  (887)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              17,538                 22,527                  3,369
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              15,487                 19,873                 (3,764)
Net Assets, at Beginning of Year .............................              24,708                107,447                 58,166
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      40,195          $     127,320          $      54,402
                                                                     =============          =============          =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                                         2000
                                                                         ----                    AIM                    AIM
                                                                                               Capital             International
                                                                                            Appreciation              Equity
                                                                         Total                  Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $   3,375,899          $      10,616          $      53,253
    Realized Gain (Loss) on Investment Activity ..............           3,055,639                 22,396                 97,266
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................          (9,367,663)              (120,963)              (472,015)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................          (2,936,125)               (87,951)              (321,496)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................          25,222,322                266,149                519,150
    Cost Of Insurance Charge .................................          (4,589,328)               (49,019)               (70,188)
    Policy Loans .............................................            (811,157)               (15,112)                (8,957)
    Contract Withdrawals .....................................          (1,565,806)               (17,381)               (11,729)
    Death Benefits ...........................................             (93,879)                     0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          18,162,152                184,637                428,276
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................          15,226,027                 96,686                106,780
Net Assets, at Beginning of Year .............................          37,162,854                479,400                807,557
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $  52,388,881          $     576,086          $     914,337
                                                                     =============          =============          =============

                                                                                                                     Alliance
                                                                       Alliance               Alliance                Global
                                                                     Conservative              Global                 Dollar
                                                                       Investors                Bond                Government
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       4,576          $         472          $          24
    Realized Gain (Loss) on Investment Activity ..............                 (73)                  (597)                     2
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (2,635)                   310                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,868                    185                     26
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               3,912                 10,900                      1
    Cost Of Insurance Charge .................................              (2,718)                (2,085)                   (16)
    Policy Loans .............................................              (1,820)                     0                      0
    Contract Withdrawals .....................................                (678)                (5,877)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              (1,304)                 2,938                    (15)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                 564                  3,123                     11
Net Assets, at Beginning of Year .............................              39,415                 15,665                    214
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      39,979          $      18,788          $         225
                                                                     =============          =============          =============

                                                                                              Alliance
                                                                                               Growth                Alliance
                                                                       Alliance                   &                   Growth
                                                                        Growth                 Income                Investors
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     658,510          $     159,402          $      57,031
    Realized Gain (Loss) on Investment Activity ..............             (75,125)               187,289                  4,485
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................          (1,538,293)               139,507                (69,834)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (954,908)               486,198                 (8,318)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             999,982                194,617                 48,277
    Cost Of Insurance Charge .................................            (292,488)              (208,330)               (14,799)
    Policy Loans .............................................            (128,371)               (45,627)               (16,166)
    Contract Withdrawals .....................................            (215,891)              (106,408)                (6,080)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             363,232               (165,748)                11,232
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (591,676)               320,450                  2,914
Net Assets, at Beginning of Year .............................           4,551,131              2,589,910                241,693
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   3,959,455          $   2,910,360          $     244,607
                                                                     =============          =============          =============

                                                                                              Alliance               Alliance
                                                                       Alliance                 Money                 Premier
                                                                     International             Market                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      (7,693)         $      61,664          $      36,051
    Realized Gain (Loss) on Investment Activity ..............           1,052,674                      0                (89,758)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   1                      0               (232,796)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................           1,044,982                 61,664               (286,503)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................          (1,033,216)             4,793,855                559,890
    Cost Of Insurance Charge .................................             (11,766)               (19,429)               (92,798)
    Policy Loans .............................................                   0                      0                (17,955)
    Contract Withdrawals .....................................                   0                      0                (26,114)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          (1,044,982)             4,774,426                423,023
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                   0              4,836,090                136,520
Net Assets, at Beginning of Year .............................                   0                 30,956                663,441
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $   4,867,046          $     799,961
                                                                     =============          =============          =============

                                                                       Alliance                                      Alliance
                                                                         Real                 Alliance                 Total
                                                                        Estate               Technology               Return
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (94)         $     178,471          $         173
    Realized Gain (Loss) on Investment Activity ..............              15,137                343,982                      4
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0             (1,366,244)                   312
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              15,043               (843,791)                   489
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             (15,043)              (660,540)                 5,752
    Cost Of Insurance Charge .................................                   0               (246,374)                  (336)
    Policy Loans .............................................                   0                (89,341)                     0
    Contract Withdrawals .....................................                   0               (129,098)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             (15,043)            (1,125,353)                 5,416
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                   0             (1,969,144)                 5,905
Net Assets, at Beginning of Year .............................                   0              4,384,584                  2,448
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $   2,415,440          $       8,353
                                                                     =============          =============          =============

                                                                                              Alliance
                                                                                                U.S.
                                                                                             Government/
                                                                                                High                 Alliance
                                                                       Alliance                 Grade                 Utility
                                                                        Quasar               Securities               Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      10,363          $          44          $          58
    Realized Gain (Loss) on Investment Activity ..............           1,004,925                     (6)                    17
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (47,121)                    45                     36
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             968,167                     83                    111
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................          (1,712,548)                     0                     (1)
    Cost Of Insurance Charge .................................             (44,276)                   (63)                   (82)
    Policy Loans .............................................             (34,577)                     0                      0
    Contract Withdrawals .....................................             (14,249)                     0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          (1,805,650)                   (63)                   (83)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (837,483)                    20                     28
Net Assets, at Beginning of Year .............................           1,303,552                    858                  1,106
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     466,069          $         878          $       1,134
                                                                     =============          =============          =============

                                                                                               Anchor
                                                                                             Government
                                                                        Anchor                    &
                                                                        Capital                Quality                Anchor
                                                                     Appreciation               Bond                  Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      81,435          $      14,708          $      45,812
    Realized Gain (Loss) on Investment Activity ..............                (221)                   948                  4,333
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (222,863)                14,315                (88,211)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (141,649)                29,971                (38,066)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,231,436                208,669              1,050,149
    Cost Of Insurance Charge .................................            (160,428)               (11,109)               (63,626)
    Policy Loans .............................................                (974)                   (50)                  (993)
    Contract Withdrawals .....................................              (1,262)                     0                      0
    Death Benefits ...........................................             (10,321)                     0                 (9,630)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................           1,058,451                197,510                975,900
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             916,802                227,481                937,834
Net Assets, at Beginning of Year .............................              82,804                120,210                 30,800
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     999,606          $     347,691          $     968,634
                                                                     =============          =============          =============

                                                                                               Dreyfus
                                                                        Anchor                  Small                 Dreyfus
                                                                        Natural                Company                 Stock
                                                                       Resources                Stock                  Index
                                                                       Portfolio              Portfolio                Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (268)         $      (3,475)         $      82,594
    Realized Gain (Loss) on Investment Activity ..............               1,566                 81,336                187,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               6,448                (82,654)              (811,991)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               7,746                 (4,793)              (542,031)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              48,478                140,691              1,110,009
    Cost Of Insurance Charge .................................              (6,762)               (31,016)              (417,587)
    Policy Loans .............................................                (942)                (9,921)               (71,436)
    Contract Withdrawals .....................................                   0                (16,537)              (212,452)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              40,774                 83,217                408,534
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              48,520                 78,424               (133,497)
Net Assets, at Beginning of Year .............................              12,023                393,399              5,084,173
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      60,543          $     471,823          $   4,950,676
                                                                     =============          =============          =============

                                                                        Dreyfus
                                                                         Zero                 Fidelity
                                                                        Coupon                  Asset                Fidelity
                                                                         2000                  Manager              Contrafund
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         931          $     118,211          $     130,584
    Realized Gain (Loss) on Investment Activity ..............                (322)                (5,944)                27,749
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                 339               (175,054)              (244,303)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                 948                (62,787)               (85,970)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             (14,995)               265,168                302,537
    Cost Of Insurance Charge .................................              (1,579)               (88,912)               (89,631)
    Policy Loans .............................................                (411)               (45,448)               (36,809)
    Contract Withdrawals .....................................              (1,119)               (73,933)               (23,862)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             (18,104)                56,875                152,235
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             (17,156)                (5,912)                66,265
Net Assets, at Beginning of Year .............................              17,156              1,208,521              1,049,838
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $   1,202,609          $   1,116,103
                                                                     =============          =============          =============

                                                                                                                     Fidelity
                                                                                              Fidelity              Investment
                                                                       Fidelity                 High                   Grade
                                                                        Growth                 Income                  Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     619,660          $      28,911          $      32,833
    Realized Gain (Loss) on Investment Activity ..............             261,207                (25,958)               (22,636)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................          (1,629,343)               (96,581)                26,700
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (748,476)               (93,628)                36,897
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,237,098                (21,586)              (105,098)
    Cost Of Insurance Charge .................................            (446,804)               (26,227)               (26,442)
    Policy Loans .............................................            (162,834)               (10,606)                 1,753
    Contract Withdrawals .....................................            (322,067)               (21,558)               (14,734)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             305,393                (79,977)              (144,521)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (443,083)              (173,605)              (107,624)
Net Assets, at Beginning of Year .............................           6,022,870                484,205                491,961
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   5,579,787          $     310,600          $     384,337
                                                                     =============          =============          =============

                                                                       Fidelity                                     SunAmerica
                                                                         Money                Fidelity               Alliance
                                                                        Market                Overseas                Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      70,245          $      62,429          $     360,185
    Realized Gain (Loss) on Investment Activity ..............                   3                 15,541                (32,936)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0               (218,283)              (996,932)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              70,248               (140,313)              (669,683)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................            (272,239)               111,722              3,324,110
    Cost Of Insurance Charge .................................             (84,773)               (44,571)              (343,983)
    Policy Loans .............................................             (82,799)                (8,212)                (1,146)
    Contract Withdrawals .....................................             (99,796)               (55,982)               (55,687)
    Death Benefits ...........................................                   0                      0                 (8,698)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................            (539,607)                 2,957              2,914,596
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................            (469,359)              (137,356)             2,244,913
Net Assets, at Beginning of Year .............................           1,761,346                672,397                769,605
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,291,987          $     535,041          $   3,014,518
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                      SunAmerica             SunAmerica                Blue
                                                                      Aggressive                Asset                  Chip
                                                                        Growth               Allocation               Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      68,111          $       3,172          $           1
    Realized Gain (Loss) on Investment Activity ..............              27,844                 (1,288)                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (276,747)                (4,228)                    (3)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................            (180,792)                (2,344)                    (2)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,154,998                106,902                    376
    Cost Of Insurance Charge .................................            (155,716)               (11,322)                     0
    Policy Loans .............................................             (11,031)               (10,428)                     0
    Contract Withdrawals .....................................                (375)                     0                      0
    Death Benefits ...........................................             (16,817)                (8,999)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             971,059                 76,153                    376
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             790,267                 73,809                    374
Net Assets, at Beginning of Year .............................             145,877                 28,344                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     936,144          $     102,153          $         374
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                                                      "Dogs"
                                                                      SunAmerica             SunAmerica                 of
                                                                         Cash                 Corporate                Wall
                                                                      Management                Bond                  Street
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     132,023          $       2,715          $       1,442
    Realized Gain (Loss) on Investment Activity ..............               3,567                   (193)                (1,866)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (9,440)                  (348)                 6,064
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             126,150                  2,174                  5,640
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           2,835,143                163,484                 47,088
    Cost Of Insurance Charge .................................            (682,590)                (4,706)               (12,829)
    Policy Loans .............................................              92,753                      0                   (988)
    Contract Withdrawals .....................................                (575)                     0                   (286)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................           2,244,731                158,778                 32,985
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           2,370,881                160,952                 38,625
Net Assets, at Beginning of Year .............................           1,849,423                  7,300                 33,233
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   4,220,304          $     168,252          $      71,858
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                       Emerging               Federated               Global
                                                                        Markets                 Value                  Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       6,608          $      16,869          $       1,462
    Realized Gain (Loss) on Investment Activity ..............              (6,273)                 5,180                     44
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (92,840)                (4,768)                   333
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (92,505)                17,281                  1,839
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             381,256                290,883                 25,335
    Cost Of Insurance Charge .................................             (51,353)               (27,698)                (2,047)
    Policy Loans .............................................              (1,127)                     0                    (67)
    Contract Withdrawals .....................................                (355)                   (79)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             328,421                263,106                 23,221
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             235,916                280,387                 25,060
Net Assets, at Beginning of Year .............................              39,819                162,956                  3,190
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     275,735          $     443,343          $      28,250
                                                                     =============          =============          =============

                                                                      SunAmerica                                    SunAmerica
                                                                        Global               SunAmerica             High-Yield
                                                                       Equities             Growth-Income              Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      27,865          $      52,932          $      20,767
    Realized Gain (Loss) on Investment Activity ..............             (14,932)                   704                    367
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (81,632)              (188,142)               (43,567)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (68,699)              (134,506)               (22,433)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             430,872              1,501,910                134,647
    Cost Of Insurance Charge .................................             (38,157)              (129,082)               (10,331)
    Policy Loans .............................................              (1,039)               (48,468)                     0
    Contract Withdrawals .....................................                (463)                  (171)                     0
    Death Benefits ...........................................                   0                (13,553)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             391,213              1,310,636                124,316
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             322,514              1,176,130                101,883
Net Assets, at Beginning of Year .............................              37,914                146,241                 93,723
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     360,428          $   1,322,371          $     195,606
                                                                     =============          =============          =============

                                                                                             SunAmerica             SunAmerica
                                                                      SunAmerica            International               MFS
                                                                     International             Growth                 Growth
                                                                      Diversified                 &                      &
                                                                       Equities                Income                 Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      79,607          $       8,042          $         (64)
    Realized Gain (Loss) on Investment Activity ..............             (37,585)                (7,881)                 1,182
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................            (122,146)                 8,326                 (6,830)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (80,124)                 8,487                 (5,712)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             469,396                596,667                371,011
    Cost Of Insurance Charge .................................             (43,124)               (48,792)               (31,312)
    Policy Loans .............................................             (20,609)                (1,057)                  (992)
    Contract Withdrawals .....................................                (249)                   (33)                  (459)
    Death Benefits ...........................................                   0                      0                 (8,943)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             405,414                546,785                329,305
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             325,290                555,272                323,593
Net Assets, at Beginning of Year .............................             167,970                120,911                 80,111
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     493,260          $     676,183          $     403,704
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica
                                                                          MFS                    MFS                SunAmerica
                                                                        Mid-Cap                 Total                 Putnam
                                                                        Growth                 Return                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       9,535          $       4,610          $      57,722
    Realized Gain (Loss) on Investment Activity ..............              18,478                    243                (32,626)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             (65,468)                23,362               (168,387)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             (37,455)                28,215               (143,291)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             970,790                221,503                976,196
    Cost Of Insurance Charge .................................            (113,360)               (23,466)              (105,084)
    Policy Loans .............................................             (11,229)                (1,127)                  (982)
    Contract Withdrawals .....................................                (230)                   (26)                  (470)
    Death Benefits ...........................................                   0                      0                 (8,758)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             845,971                196,884                860,902
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             808,516                225,099                717,611
Net Assets, at Beginning of Year .............................              94,347                 41,512                138,932
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     902,863          $     266,611          $     856,543
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                         Real                 Research              SunAmerica
                                                                        Estate                 Select                Balanced
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         700          $          12          $       4,925
    Realized Gain (Loss) on Investment Activity ..............                 433                     10                  7,776
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               2,509                   (228)               (55,003)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               3,642                   (206)               (42,302)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              34,098                  6,842                476,189
    Cost Of Insurance Charge .................................              (2,839)                  (527)               (62,682)
    Policy Loans .............................................                (974)                     0                   (993)
    Contract Withdrawals .....................................                   0                      0                (52,853)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              30,285                  6,315                359,661
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              33,927                  6,109                317,359
Net Assets, at Beginning of Year .............................               4,869                      0                 99,032
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      38,796          $       6,109          $     416,391
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                      SunAmerica             SunAmerica               Venture
                                                                      Technology               Utility                 Value
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $          (7)         $       2,304          $       7,391
    Realized Gain (Loss) on Investment Activity ..............                (304)                (3,206)                26,461
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (1,416)                (3,308)                27,582
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              (1,727)                (4,210)                61,434
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               7,779                 64,383              1,331,229
    Cost Of Insurance Charge .................................                (440)                (6,442)              (103,966)
    Policy Loans .............................................                   0                      0                 (1,043)
    Contract Withdrawals .....................................                   0                    (50)               (56,086)
    Death Benefits ...........................................                   0                 (8,160)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................               7,339                 49,731              1,170,134
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               5,612                 45,521              1,231,568
Net Assets, at Beginning of Year .............................                   0                 10,827                263,081
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $       5,612          $      56,348          $   1,494,649
                                                                     =============          =============          =============

                                                                      SunAmerica               VanEck                 VanEck
                                                                       Worldwide              Worldwide              Worldwide
                                                                         High                 Emerging                 Hard
                                                                        Income                 Markets                Assets
                                                                       Portfolio                Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         940          $      (1,243)         $         194
    Realized Gain (Loss) on Investment Activity ..............                 (26)                 5,869                  3,844
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (1,028)               (81,313)                 1,663
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                (114)               (76,687)                 5,701
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              25,889                 83,312                  1,281
    Cost Of Insurance Charge .................................              (1,653)               (14,045)                (4,452)
    Policy Loans .............................................                   0                   (121)                  (708)
    Contract Withdrawals .....................................                   0                 (3,129)               (15,364)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              24,236                 66,017                (19,243)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              24,122                (10,670)               (13,542)
Net Assets, at Beginning of Year .............................                 586                118,117                 71,708
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      24,708          $     107,447          $      58,166
                                                                     =============          =============          =============

                                                                         WP&G                   WP&G                   WP&G
                                                                       Tomorrow               Tomorrow               Tomorrow
                                                                         Long                  Medium                  Short
                                                                         Term                   Term                   Term
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (383)         $         (24)         $         (45)
    Realized Gain (Loss) on Investment Activity ..............               5,228                     78                   (139)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (3,120)                    71                    492
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,725                    125                    308
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             (71,808)                (4,694)                (7,921)
    Cost Of Insurance Charge .................................              (2,364)                  (159)                  (573)
    Policy Loans .............................................              (2,170)                    (3)                     0
    Contract Withdrawals .....................................              (1,949)                  (110)                     0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             (78,291)                (4,966)                (8,494)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             (76,566)                (4,841)                (8,186)
Net Assets, at Beginning of Year .............................              76,566                  4,841                  8,186
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $           0          $           0
                                                                     =============          =============          =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                                         1999
                                                                         ----                    AIM                    AIM
                                                                                               Capital             International
                                                                                            Appreciation              Equity
                                                                         Total                  Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $   1,108,245          $       7,430          $      22,250
    Realized Gain (Loss) on Investment Activity ..............           1,688,244                  9,467                   (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................           4,216,974                118,713                245,104
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................           7,013,463                135,610                266,696
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................          16,057,267                191,533                350,534
    Cost Of Insurance Charge .................................          (2,371,415)               (34,739)               (48,131)
    Policy Loans .............................................            (467,311)                (6,129)                (4,309)
    Contract Withdrawals .....................................          (1,231,246)                (7,120)                (1,849)
    Death Benefits ...........................................             (19,183)                  (532)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................          11,968,112                143,013                296,245
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................          18,981,575                278,623                562,941
Net Assets, at Beginning of Year .............................          18,181,279                200,777                244,616
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $  37,162,854          $     479,400          $     807,557
                                                                     =============          =============          =============

                                                                                                                     Alliance
                                                                       Alliance               Alliance                Global
                                                                     Conservative              Global                 Dollar
                                                                       Investors                Bond                Government
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       2,973          $         213          $          29
    Realized Gain (Loss) on Investment Activity ..............                 332                   (472)                     1
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (1,782)                  (364)                    15
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,523                   (623)                    45
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               9,205                  9,418                      0
    Cost Of Insurance Charge .................................              (3,200)                (1,677)                   (53)
    Policy Loans .............................................              (1,019)                     0                      0
    Contract Withdrawals .....................................                 (89)                     0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................               4,897                  7,741                    (53)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               6,420                  7,118                     (8)
Net Assets, at Beginning of Year .............................              32,995                  8,547                    222
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      39,415          $      15,665          $         214
                                                                     =============          =============          =============

                                                                                              Alliance
                                                                                               Growth                Alliance
                                                                       Alliance                   &                   Growth
                                                                        Growth                 Income                Investors
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     239,513          $     208,349          $      20,178
    Realized Gain (Loss) on Investment Activity ..............             153,081                 59,630                 11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             690,619                (46,210)                   700
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................           1,083,213                221,769                 32,231
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           1,119,286                155,452                 44,115
    Cost Of Insurance Charge .................................            (281,233)              (202,332)               (14,016)
    Policy Loans .............................................             (67,291)               (39,707)                (6,664)
    Contract Withdrawals .....................................            (128,553)               (55,146)                (9,348)
    Death Benefits ...........................................              (1,534)                (1,017)                  (273)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             640,675               (142,750)                13,814
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           1,723,888                 79,019                 46,045
Net Assets, at Beginning of Year .............................           2,827,243              2,510,891                195,648
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   4,551,131          $   2,589,910          $     241,693
                                                                     =============          =============          =============

                                                                                              Alliance               Alliance
                                                                       Alliance                 Money                 Premier
                                                                     International             Market                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      28,794          $      16,048          $       1,120
    Realized Gain (Loss) on Investment Activity ..............             322,423                      0                    896
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0                      0                105,394
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             351,217                 16,048                107,410
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................            (348,680)                20,790                475,404
    Cost Of Insurance Charge .................................              (2,537)               (26,366)               (64,005)
    Policy Loans .............................................                   0                      0                 (1,748)
    Contract Withdrawals .....................................                   0                      0                 (5,587)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................            (351,217)                (5,576)               404,064
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                   0                 10,472                511,474
Net Assets, at Beginning of Year .............................                   0                 20,484                151,967
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $      30,956          $     663,441
                                                                     =============          =============          =============

                                                                                              Alliance
                                                                       Alliance                 Total                Alliance
                                                                      Technology               Return                 Quasar
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $     (13,316)         $         208          $      (3,833)
    Realized Gain (Loss) on Investment Activity ..............             596,364                      7                143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             860,253                    (78)                94,963
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................           1,443,301                    137                234,412
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................           2,359,314                      0                804,931
    Cost Of Insurance Charge .................................            (159,124)                  (219)               (44,995)
    Policy Loans .............................................             (23,231)                     0                 (3,851)
    Contract Withdrawals .....................................             (43,776)                     0                (10,477)
    Death Benefits ...........................................                   0                      0                   (348)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................           2,133,183                   (219)               745,260
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................           3,576,484                    (82)               979,672
Net Assets, at Beginning of Year .............................             808,100                  2,530                323,880
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   4,384,584          $       2,448          $   1,303,552
                                                                     =============          =============          =============

                                                                       Alliance
                                                                         U.S.
                                                                      Government/
                                                                         High                 Alliance                Anchor
                                                                         Grade                 Utility                Capital
                                                                      Securities               Income              Appreciation
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $          52          $          34          $         138
    Realized Gain (Loss) on Investment Activity ..............                  (5)                    10                  5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                 (78)                   134                  8,237
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                 (31)                   178                 13,760
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................                   0                      0                 72,791
    Cost Of Insurance Charge .................................                 (79)                   (92)                (3,747)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................                 (79)                   (92)                69,044
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                (110)                    86                 82,804
Net Assets, at Beginning of Year .............................                 968                  1,020                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $         858          $       1,106          $      82,804
                                                                     =============          =============          =============

                                                                        Anchor
                                                                      Government
                                                                           &                                          Anchor
                                                                        Quality                Anchor                 Natural
                                                                         Bond                  Growth                Resources
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       1,848          $          66          $         (10)
    Realized Gain (Loss) on Investment Activity ..............              (1,988)                 4,496                      1
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                (100)                 1,955                    890
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                (240)                 6,517                    881
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             121,869                 24,961                 11,419
    Cost Of Insurance Charge .................................              (1,419)                  (678)                  (277)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             120,450                 24,283                 11,142
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             120,210                 30,800                 12,023
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     120,210          $      30,800          $      12,023
                                                                     =============          =============          =============

                                                                        Dreyfus                                       Dreyfus
                                                                         Small                 Dreyfus                 Zero
                                                                        Company                 Stock                 Coupon
                                                                         Stock                  Index                  2000
                                                                       Portfolio                Fund                 Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      (2,786)         $      47,643          $         775
    Realized Gain (Loss) on Investment Activity ..............             (17,176)               143,876                     (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              49,961                534,775                   (456)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              29,999                726,294                    315
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             160,056              2,254,428                  5,613
    Cost Of Insurance Charge .................................             (26,925)              (411,576)                (1,842)
    Policy Loans .............................................              (2,946)               (54,271)                     0
    Contract Withdrawals .....................................             (14,410)              (143,533)                  (488)
    Death Benefits ...........................................                (403)                (2,534)                   (21)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             115,372              1,642,514                  3,262
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             145,371              2,368,808                  3,577
Net Assets, at Beginning of Year .............................             248,028              2,715,365                 13,579
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     393,399          $   5,084,173          $      17,156
                                                                     =============          =============          =============

                                                                       Fidelity
                                                                         Asset                Fidelity               Fidelity
                                                                        Manager              Contrafund               Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      52,371          $       7,341          $     320,185
    Realized Gain (Loss) on Investment Activity ..............                (138)                16,695                225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              50,732                139,635                916,601
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             102,965                163,671              1,461,823
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             422,099                673,063              2,250,185
    Cost Of Insurance Charge .................................             (90,397)               (68,090)              (402,276)
    Policy Loans .............................................             (12,318)                  (960)               (89,548)
    Contract Withdrawals .....................................              (3,454)               (13,989)              (239,317)
    Death Benefits ...........................................              (4,218)                  (699)                (6,501)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             311,712                589,325              1,512,543
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             414,677                752,996              2,974,366
Net Assets, at Beginning of Year .............................             793,844                296,842              3,048,504
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $   1,208,521          $   1,049,838          $   6,022,870
                                                                     =============          =============          =============

                                                                                              Fidelity
                                                                       Fidelity              Investment              Fidelity
                                                                         High                   Grade                  Money
                                                                        Income                  Bond                  Market
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      21,915          $       7,438          $      86,027
    Realized Gain (Loss) on Investment Activity ..............             (12,925)                (1,112)                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              17,353                (12,354)                     0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              26,343                 (6,028)                86,027
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             255,870                379,969               (421,803)
    Cost Of Insurance Charge .................................             (32,070)               (40,235)              (183,797)
    Policy Loans .............................................              (4,373)                (7,710)                (2,013)
    Contract Withdrawals .....................................             (24,692)               (42,753)              (465,487)
    Death Benefits ...........................................                (182)                     0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             194,553                289,271             (1,073,100)
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             220,896                283,243               (987,073)
Net Assets, at Beginning of Year .............................             263,309                208,718              2,748,419
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     484,205          $     491,961          $   1,761,346
                                                                     =============          =============          =============

                                                                                             SunAmerica             SunAmerica
                                                                       Fidelity               Alliance              Aggressive
                                                                       Overseas                Growth                 Growth
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $      11,787          $        (904)         $        (123)
    Realized Gain (Loss) on Investment Activity ..............               3,460                  5,669                  1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................             173,424                 79,099                 26,106
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................             188,671                 83,864                 27,915
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             175,116                700,521                127,356
    Cost Of Insurance Charge .................................             (47,710)               (14,780)                (5,960)
    Policy Loans .............................................              (7,700)                     0                 (3,434)
    Contract Withdrawals .....................................             (15,290)                     0                      0
    Death Benefits ...........................................                (921)                     0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             103,495                685,741                117,962
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             292,166                769,605                145,877
Net Assets, at Beginning of Year .............................             380,231                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     672,397          $     769,605          $     145,877
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                         Asset                  Cash                 Corporate
                                                                      Allocation             Management                Bond
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (32)         $       6,518          $          (6)
    Realized Gain (Loss) on Investment Activity ..............                  77                  4,159                     24
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                 965                 13,584                    (84)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,010                 24,261                    (66)
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              31,387              2,021,308                  7,497
    Cost Of Insurance Charge .................................                (619)              (101,346)                  (131)
    Policy Loans .............................................              (3,434)               (94,800)                     0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              27,334              1,825,162                  7,366
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              28,344              1,849,423                  7,300
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      28,344          $   1,849,423          $       7,300
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                        "Dogs"
                                                                          of                 SunAmerica             SunAmerica
                                                                         Wall                 Emerging               Federated
                                                                        Street                 Markets                 Value
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (26)         $         (44)         $        (121)
    Realized Gain (Loss) on Investment Activity ..............                (403)                   961                    (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                (291)                 6,842                  6,394
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                (720)                 7,759                  6,202
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              35,255                 34,750                157,965
    Cost Of Insurance Charge .................................              (1,302)                (2,690)                (1,211)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              33,953                 32,060                156,754
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              33,233                 39,819                162,956
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      33,233          $      39,819          $     162,956
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica
                                                                        Global                 Global               SunAmerica
                                                                         Bond                 Equities             Growth-Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $          (4)         $         (64)         $        (182)
    Realized Gain (Loss) on Investment Activity ..............                   0                  1,580                  4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                  (2)                 4,258                 11,546
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                  (6)                 5,774                 15,452
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................               3,222                 33,441                151,611
    Cost Of Insurance Charge .................................                 (26)                (1,301)                (3,677)
    Policy Loans .............................................                   0                      0                (17,145)
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................               3,196                 32,140                130,789
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................               3,190                 37,914                146,241
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $       3,190          $      37,914          $     146,241
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                             SunAmerica            International
                                                                      SunAmerica            International             Growth
                                                                      High-Yield             Diversified                 &
                                                                         Bond                 Equities                Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $         (70)         $        (144)         $      10,664
    Realized Gain (Loss) on Investment Activity ..............                 315                   (475)                    48
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               1,005                 15,097                 (6,115)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               1,250                 14,478                  4,597
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              93,353                161,448                118,221
    Cost Of Insurance Charge .................................                (880)                (1,101)                (1,907)
    Policy Loans .............................................                   0                 (6,855)                     0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              92,473                153,492                116,314
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              93,723                167,970                120,911
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      93,723          $     167,970          $     120,911
                                                                     =============          =============          =============

                                                                      SunAmerica
                                                                          MFS                SunAmerica             SunAmerica
                                                                        Growth                   MFS                    MFS
                                                                           &                   Mid-Cap                 Total
                                                                        Income                 Growth                 Return
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (122)         $       1,201          $         (50)
    Realized Gain (Loss) on Investment Activity ..............               3,481                  3,519                    513
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................               2,847                  6,611                   (146)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               6,206                 11,331                    317
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              76,010                 88,561                 42,507
    Cost Of Insurance Charge .................................              (2,105)                (2,111)                (1,312)
    Policy Loans .............................................                   0                 (3,434)                     0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              73,905                 83,016                 41,195
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              80,111                 94,347                 41,512
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      80,111          $      94,347          $      41,512
                                                                     =============          =============          =============

                                                                      SunAmerica             SunAmerica             SunAmerica
                                                                        Putnam                  Real                SunAmerica
                                                                        Growth                 Estate                Balanced
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $        (198)         $          (4)         $        (101)
    Realized Gain (Loss) on Investment Activity ..............               6,536                      0                    214
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              10,300                    168                  9,028
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................              16,638                    164                  9,141
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................             126,661                  4,786                 93,271
    Cost Of Insurance Charge .................................              (4,367)                   (81)                (3,380)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................             122,294                  4,705                 89,891
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................             138,932                  4,869                 99,032
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $     138,932          $       4,869          $      99,032
                                                                     =============          =============          =============

                                                                                                                    SunAmerica
                                                                                             SunAmerica              Worldwide
                                                                      SunAmerica               Venture                 High
                                                                        Utility                 Value                 Income
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $          (5)         $        (227)         $           0
    Realized Gain (Loss) on Investment Activity ..............                   9                   (263)                     3
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                  55                 15,614                     19
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                  59                 15,124                     22
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              11,073                253,251                    620
    Cost Of Insurance Charge .................................                (305)                (5,294)                   (56)
    Policy Loans .............................................                   0                      0                      0
    Contract Withdrawals .....................................                   0                      0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              10,768                247,957                    564
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              10,827                263,081                    586
Net Assets, at Beginning of Year .............................                   0                      0                      0
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      10,827          $     263,081          $         586
                                                                     =============          =============          =============

                                                                                               VanEck                 VanEck
                                                                        VanEck                Worldwide              Worldwide
                                                                       Worldwide              Emerging                 Hard
                                                                       Balanced                Markets                Assets
                                                                         Fund                   Fund                   Fund
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $           0          $        (562)         $         139
    Realized Gain (Loss) on Investment Activity ..............                   0                  3,139                 (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................                   0                 49,606                 18,485
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................                   0                 52,183                  9,716
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................                   0                 43,593                 39,406
    Cost Of Insurance Charge .................................                   0                 (7,198)                (6,367)
    Policy Loans .............................................                   0                      0                   (298)
    Contract Withdrawals .....................................                   0                      0                 (5,309)
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................                   0                 36,395                 27,432
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................                   0                 88,578                 37,148
Net Assets, at Beginning of Year .............................                   0                 29,539                 34,560
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $           0          $     118,117          $      71,708
                                                                     =============          =============          =============

                                                                         WP&G                   WP&G                   WP&G
                                                                       Tomorrow               Tomorrow               Tomorrow
                                                                         Long                  Medium                  Short
                                                                         Term                   Term                   Term
                                                                       Portfolio              Portfolio              Portfolio
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) .............................       $       7,028          $         370          $         534
    Realized Gain (Loss) on Investment Activity ..............                 692                     19                     68
    Change in Unrealized Appreciation
        (Depreciation) of Investments ........................              (1,304)                  (206)                  (543)
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ..........................................               6,416                    183                     59
                                                                     -------------          -------------          -------------

Capital Transactions:
    Contract Deposits and Transfers ..........................              20,325                    557                  2,373
    Cost Of Insurance Charge .................................              (6,733)                  (365)                  (973)
    Policy Loans .............................................              (1,784)                  (339)                     0
    Contract Withdrawals .....................................                (579)                     0                      0
    Death Benefits ...........................................                   0                      0                      0
                                                                     -------------          -------------          -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ................................              11,229                   (147)                 1,400
                                                                     -------------          -------------          -------------
Total Increase (Decrease) in Net Assets ......................              17,645                     36                  1,459
Net Assets, at Beginning of Year .............................              58,921                  4,805                  6,727
                                                                     -------------          -------------          -------------
Net Assets, at End of Year ...................................       $      76,566          $       4,841          $       8,186
                                                                     =============          =============          =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual and group flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Executive Advantage, Gallery Life, Gemstone Life, Polaris Life and Polaris Survivorship Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), American Century Variable Portfolios, Inc. ("American Century Fund"), Anchor Series Trusts Fund ("Anchor Fund"), Berger Institutional Products Trust ("Berger IPT Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Fidelity Variable Insurance Products Fund III ("Fidelity Trust III"), Franklin Templeton Insurance Products Trust 1 (VIP) ("Franklin Templeton Trust 1"), Franklin Templeton Insurance Products Trust 2
(VIP) ("Franklin Templeton Trust 2"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs Trust"), J.P. Morgan Series Trust II ("J.P. Morgan Fund"), Morgan Stanley Universal Institutional Funds, Inc. ("Morgan Stanley Fund"), Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT Trust"), Oppenheimer Variable Account Funds ("Oppenheimer Fund"), PIMCO Variable Insurance Trust ("PIMCO Trust") , SunAmerica Series Trust ("SunAmerica"), Van Eck Investment Trust ("Van Eck Trust") and Credit Suisse Warburg Pincus Trust ("Warburg Pincus Trust"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                         Fidelity Trust:
      Capital Appreciation Fund                                          Growth Portfolio
      International Equity Fund                                          High Income Portfolio
                                                                         Money Market Portfolio
Alliance Fund:                                                           Overseas Portfolio
      Bernstein Real Estate Investment Portfolio *
      Bernstein Utility Income Portfolio *                        Fidelity Trust II:
      Conservative Investors Portfolio (Fund Closed 02/23/01)            Asset Manager Portfolio
      Global Bond Portfolio                                              Contrafund Portfolio
      Global Dollar Government Portfolio                                 Index 500 Portfolio
      Growth Portfolio                                                   Investment Grade Bond Portfolio
      Growth & Income Portfolio
      Growth Investors Portfolio (Fund Closed 02/23/01)           Fidelity Trust III:
      High Yield Portfolio                                               Balanced Portfolio
      International Portfolio
      Money Market Portfolio                                      Franklin Templeton Trust 1:
      North American Government Income Portfolio                         Asset Strategy Fund- class 1
      Premier Growth Portfolio
      Quasar Portfolio                                            Franklin Templeton Trust 2:
      Short-Term Multi Market Portfolio (Fund Closed 02/23/01)           Developing Markets Securities Fund - class 2
      Technology Portfolio                                               Growth Securities Fund - class 2
      Total Return Portfolio                                             International Securities Fund - class 2
      U.S. Government/High Grade Securities Portfolio
      Worldwide Privatization Portfolio                           Goldman Sachs Trust:
                                                                         CORE sm Large Cap Growth Fund
American Century Fund:                                                   CORE sm U.S. Equity Fund
      VP Capital Appreciation                                            Global Income Fund
      VP Income & Growth Portfolio                                       International Equity Fund
      VP International Portfolio
                                                                  J.P. Morgan Fund:
Anchor Fund:                                                             Bond Portfolio
      Capital Appreciation Portfolio                                     U.S. Disciplined Equity Portfolio
      Government and Quality Bond Portfolio
      Growth Portfolio                                            Morgan Stanley Fund:
      Natural Resources Portfolio                                        Emerging Markets Equity Portfolio
                                                                         Fixed Income Portfolio
Berger IPT Trust:                                                        High Yield Portfolio
      New Generation Fund                                                Mid Cap Growth Portfolio
      Small Company Growth Fund                                          Mid Cap Value Portfolio
                                                                         Money Market Portfolio
Dreyfus Fund:                                                            Technology Portfolio
      Small Company Stock Portfolio
      Stock Index Fund                                            Neuberger Berman AMT Trust:
      Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)                  AMT Limited Maturity Bond Portfolio
                                                                         AMT Partners Portfolio


                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Oppenheimer  Fund:                                                SunAmerica (Cont.)
      Global Securities Fund/VA                                            MFS Growth and Income Portfolio
      Main Street Growth & Income Fund/VA                                  MFS Mid-Cap Growth Portfolio
                                                                           MFS Total Return Portfolio
PIMCO Trust:                                                               Putnam Growth Portfolio
      Long-Term U.S. Government Portfolio                                  Real Estate Portfolio
      Total Return Bond Portfolio                                          Small Company Value Portfolio
                                                                           SunAmerica Balanced Portfolio
SunAmerica :                                                               Technology Portfolio
      Aggressive Growth Portfolio                                          Telecom Utility Portfolio
      Alliance Growth Portfolio                                            Worldwide High Income Portfolio
      Asset Allocation Portfolio
      Blue Chip Growth Portfolio                                  Van Eck Trust:
      Cash Management Portfolio                                            Worldwide Emerging Markets Fund
      Corporate Bond Portfolio                                             Worldwide Hard Assets Fund
      Davis Venture Value Portfolio
      "Dogs" of Wall Street Portfolio                             Warburg Pincus Trust:
      Emerging Markets Portfolio                                           Emerging Growth Portfolio
      Equity Income Portfolio                                              Emerging Markets Portfolio
      Equity Index Portfolio                                               Global Post-Venture Capital Portfolio
      Federated Value Portfolio                                            International Equity Portfolio
      Global Bond Portfolio                                                Small Company Growth Portfolio
      Global Equities Portfolio                                            Value Portfolio
      Goldman Sachs Research Portfolio
      Growth-Income Portfolio                                     WP&G Tomorrow Fund:
      Growth Opportunities Portfolio                                       Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
      High-Yield Bond Portfolio                                            Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)
      International Diversified Equities Portfolio                         Tomorrow Short Term Portfolio (Fund Closed 07/31/00)
      International Growth and Income Portfolio
      Marsico Growth Portfolio

* On 10/26/01  the Alliance  Real Estate  Investment  Portfolio  merged with the
Bernstein  Real  Estate  Investment  Portfolio.   The  Alliance  Utility  Income
Portfolio merged with the Bernstein Utility Income Portfolio.

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements which are in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income or realized capital gains of the Account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Vision and Gallery Life Products
There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges
         (d)      acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Executive Advantage Product
There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .50% and not to exceed 1.00% of the account value of the policies.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges
         (d)      acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premiums. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Gemstone Life Product
There are charges and deductions for which the Company will deduct from each policy. Currently, the deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges or riders
         (d)      acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris  Life and  Polaris  Survivorship  Life  Products

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
         (a)      administrative charges
         (b)      insurance charges
         (e)      supplemental benefit charges or riders
         (f)      acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2001, investment activity in the Account was as follows:

                                                         Cost of       Proceeds
                                                        Purchases     from Sales
                                                        ---------     ----------
Shares of
---------
AIM ................................................   $   259,498   $    72,158
   Capital Appreciation Fund .......................       269,217       107,991
   International Equity Fund
Alliance
   Bernstein Real Estate Investment Portfolio ......       149,598         7,440
   Bernstein Utility Income Portfolio ..............       155,390        19,915
   Conservative Investors Portfolio ................         8,003        40,287
   Global Bond Portfolio ...........................         5,699         4,221
   Global Dollar Government Portfolio ..............            24            19
   Growth Portfolio ................................       975,783       338,572
   Growth & Income Portfolio .......................     4,538,697     4,229,026
   Growth Investors Portfolio ......................        75,150       246,171
   International Portfolio .........................    51,017,316    51,163,225
   Money Market Portfolio ..........................    51,806,532    56,035,637
   Premier Growth Portfolio ........................     6,694,856     6,475,878
   Quasar Portfolio ................................    53,422,671    53,675,831
   Technology Portfolio ............................     5,392,080     5,357,053
   Total Return Portfolio ..........................       340,206        33,522
   U.S. Government/High Grade Securities Portfolio .            42            78
American Century
   VP Capital Appreciation Fund ....................        44,778         2,896
   VP Income & Growth Fund .........................        93,426         4,622
   VP International Fund ...........................        10,304           272
Anchor
   Capital Appreciation Portfolio ..................     2,202,687       497,467
   Government & Quality Bond Portfolio .............       775,498       621,814
   Growth Portfolio ................................       948,732       324,822
   Natural Resources Portfolio .....................       195,647        43,077
Dreyfus
   Small Company Stock Portfolio ...................       393,975        80,570
   Stock Index Fund ................................     1,566,256       695,140
Fidelity
   Asset Manager Portfolio .........................       341,233       161,167
   Contrafund Portfolio ............................       409,364       154,123
   Growth Portfolio ................................     1,090,204       494,492
   High Income Portfolio ...........................       170,124        82,169
   Index 500 Portfolio .............................         8,850           240
   Investment Grade Bond Portfolio .................       266,123        83,963
   Money Market Portfolio ..........................     7,662,036     4,711,363
   Overseas Portfolio ..............................       153,987        63,867
Templeton
   Asset Strategy Fund- class 1 ....................        64,028        10,493
J.P.Morgan
   Bond Portfolio ..................................        89,096        28,857
   U.S. Disciplined Equity Portfolio ...............        49,009        10,171
Morgan Stanley
   Fixed Income Portfolio ..........................        15,498           402
   Mid Cap Value Portfolio .........................        26,517           696
   Money Market Portfolio ..........................     1,441,426     1,438,557
Neuberger Berman
   AMT Limited Maturity Bond Portfolio .............        30,747         8,030
   AMT Partners Portfolio ..........................       118,633        46,126
Oppenheimer
   Global Securities Fund/VA .......................       144,406        21,450
   Main Street Growth & Income Fund/VA .............       343,401        40,281
SunAmerica
   Aggressive Growth Portfolio .....................     1,384,091       315,803
   Alliance Growth Portfolio .......................     2,219,625     1,101,617
   Asset Allocation Portfolio ......................       210,448        87,297
   Blue Chip Growth Portfolio ......................        31,813         8,395
   Cash Management Portfolio .......................     9,297,239     7,752,335
   Corporate Bond Portfolio ........................       145,464       186,238
   Davis Venture Value Portfolio ...................     1,605,156       843,662

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

SunAmerica (continued)
   "Dogs" of Wall Street Portfolio .................       149,831        93,363
   Emerging Markets Portfolio ......................       378,536       149,273
   Federated Value Portfolio .......................       536,929       611,194
   Global Bond Portfolio ...........................       225,886        55,929
   Global Equities Portfolio .......................       394,411       167,920
   Goldman Sachs Research Portfolio ................        32,471        26,474
   Growth-Income Portfolio .........................     1,328,774       380,529
   Growth Opportunities Portfolio ..................        27,260         6,973
   High-Yield Bond Portfolio .......................       255,935       349,522
   International Diversified Equities Portfolio ....       396,244       414,919
   International Growth & Income Portfolio .........       406,191       342,853
   Marsico Growth Portfolio ........................       269,974        24,828
   MFS Growth & Income Portfolio ...................       400,125       181,454
   MFS Mid-Cap Growth Portfolio ....................     1,733,110       413,611
   MFS Total Return Portfolio ......................       601,075       147,582
   Putnam Growth Portfolio .........................       572,892       223,276
   Real Estate Portfolio ...........................       115,679        28,378
   SunAmerica Balanced Portfolio ...................       919,888       294,398
   Technology Portfolio ............................        81,450        52,140
   Telecom Utility Portfolio .......................        73,187        26,954
   Worldwide High Income Portfolio .................        27,746         5,576
Van Eck
   Worldwide Emerging Markets Fund .................        34,295        12,821
   Worldwide Hard Assets Fund ......................        14,887        11,393

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                        Cost of       Proceeds
                                                        Purchases     from Sales
                                                        ---------     ----------
Shares of
---------
AIM
   Capital Appreciation Fund .......................   $   246,445   $    51,194
   International Equity Fund .......................       739,408       257,878
Alliance
   Conservative Investors Portfolio ................        10,738         7,466
   Global Bond Portfolio ...........................        18,848        15,437
   Global Dollar Government Portfolio ..............            28            19
   Growth Portfolio ................................     9,172,444     8,150,703
   Growth & Income Portfolio .......................    37,764,163    37,770,509
   Growth Investors Portfolio ......................       142,688        74,426
   International Portfolio .........................   144,019,922   145,072,593
   Money Market Portfolio ..........................   174,165,149   169,329,060
   Premier Growth Portfolio ........................    25,829,989    25,370,917
   Real Estate Investment ..........................     1,565,116     1,580,253
   Technology Portfolio ............................    81,308,825    82,255,708
   Total Return Portfolio ..........................         5,858           269
   Quasar Portfolio ................................   122,345,880   124,142,726
   U.S. Government/High Grade Securities Portfolio .            50            70
   Utility Income Portfolio ........................            68            91
Anchor
   Capital Appreciation Portfolio ..................     1,415,776       275,890
   Government & Quality Bond Portfolio .............       411,018       198,802
   Growth Portfolio ................................     1,176,676       154,964
   Natural Resources Portfolio .....................        52,633        12,127
Dreyfus
   Small Company Portfolio .........................     1,103,896     1,024,154
   Stock Index Fund ................................     1,103,257       612,130
   Zero Coupon 2000 Portfolio ......................         6,782        23,775
Fidelity
   Asset Manager Portfolio .........................       355,889       180,804
   Contrafund Portfolio ............................       440,778       157,959
   Growth Portfolio ................................     1,768,640       843,587
   High Income Portfolio ...........................       107,768       158,834
   Investment Grade Bond Portfolio .................       172,527       284,215
   Money Market Portfolio ..........................       955,769     1,425,128
   Overseas Portfolio ..............................       185,723       120,339
SunAmerica
   Alliance Growth Portfolio .......................     4,600,984     1,326,204
   Aggressive Growth Portfolio .....................     1,289,013       249,843
   Asset Allocation Portfolio ......................       151,557        72,232
   Blue Chip Growth Portfolio ......................           377             0
   Cash Management Portfolio .......................    13,769,914    11,393,160
   Corporate Bond Portfolio ........................       221,947        60,455
   "Dogs" of Wall Street Portfolio .................        74,211        39,785
   Emerging Markets Portfolio ......................       461,065       126,036
   Federated Value Portfolio .......................       448,120       168,146
   Global Bond Portfolio ...........................        27,730         3,048
   Global Equities Portfolio .......................       621,461       202,384
   Growth-Income Portfolio .........................     2,201,760       838,192
   High-Yield Bond Portfolio .......................       263,378       118,297
   International Diversified Equities Portfolio ....       913,634       428,615
   International Growth & Income Portfolio .........       710,036       155,210
   MFS Growth & Income Portfolio ...................       396,584        67,344
   MFS Mid-Cap Growth Portfolio ....................     1,020,916       165,412
   MFS Total Return Portfolio ......................       239,567        38,073
   Putnam Growth Portfolio .........................     1,613,647       695,022
   Real Estate Portfolio ...........................        34,626         3,642
   Research Select Portfolio .......................        13,098         6,771
   SunAmerica Balanced Portfolio ...................       532,363       167,777
   Technology Portfolio ............................        13,769         6,438
   Utility Portfolio ...............................       107,347        55,312
   Venture Value Portfolio .........................     1,498,579       321,054
   Worldwide High Income Portfolio .................        35,681        10,507

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

Van Eck
   Worldwide Emerging Markets Fund .................        76,908        12,136
   Worldwide Hard Assets Fund ......................         7,330        26,379
Weiss, Peck & Greer
   Tomorrow Long Term Portfolio ....................         8,930        87,081
   Tomorrow Medium Term Portfolio ..................            80         5,069
   Tomorrow Short Term Portfolio ...................        10,062        18,601

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2001, transactions in accumulation units of the account were as follows:

                                                AIM                 AIM                 AIM
                                              Capital             Capital          International
                                            Appreciation        Appreciation           Equity
                                         1     Fund          6     Fund           1    Fund
                                          -------------       -------------        -------------
Units Purchased .......................       12,758.07            6,229.34            14,349.69
Units Withdrawn .......................       (5,695.42)          (1,062.72)          (11,063.44)
Units Transferred Between Funds .......       (1,570.55)           6,402.96              (704.53)
Units Transferred From (To) AIG Life ..            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............        5,492.10           11,569.58             2,581.72
Units, at Beginning of the Year .......       40,015.77                0.00            70,496.83
                                          -------------       -------------        -------------
Units, at End of the Year .............       45,507.87           11,569.58            73,078.55
                                          =============       =============        =============
Unit Value at December 31, 2001 .......   $       10.95       $        7.44        $        9.83
                                          =============       =============        =============


                                                                  Alliance            Alliance
                                                AIM              Bernstein           Bernstein
                                           International        Real Estate         Real Estate
                                               Equity            Investment          Investment
                                         6      Fund         6   Portfolio        2  Portfolio
                                          -------------       -------------        -------------
Units Purchased .......................        8,042.22            8,623.21                 0.00
Units Withdrawn .......................         (762.40)            (577.10)              (29.14)
Units Transferred Between Funds .......        6,636.45            5,323.15               312.83
Units Transferred From (To) AIG Life ..         (100.84)               0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............       13,815.43           13,369.26               283.69
Units, at Beginning of the Year .......            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Units, at End of the Year .............       13,815.43           13,369.26               283.69
                                          =============       =============        =============
Unit Value at December 31, 2001 .......   $        7.78       $       10.94        $       10.56
                                          =============       =============        =============

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                              Alliance           Alliance
                                             Bernstein          Bernstein             Alliance
                                              Utility            Utility            Conservative
                                               Income             Income             Investors
                                         2   Portfolio       6  Portfolio        3   Portfolio
                                          -------------       -------------        -------------
Units Purchased .......................            0.00            7,164.67                44.21
Units Withdrawn .......................           (4.65)          (1,150.25)              (31.27)
Units Transferred Between Funds .......            0.00            9,286.37            (2,678.55)
Units Transferred From (To) AIG Life ..            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............           (4.65)          15,300.80            (2,665.61)
Units, at Beginning of the Year .......           60.02                0.00             2,665.61
                                          -------------       -------------        -------------
Units, at End of the Year .............           55.37           15,300.80                (0.00)
                                          =============       =============        =============
Unit Value at December 31, 2001 .......   $       14.52       $        7.94        $       14.78
                                          =============       =============        =============

                                                                 Alliance
                                             Alliance             Global
                                              Global              Dollar              Alliance
                                               Bond             Government             Growth
                                       1    Portfolio       2   Portfolio        3   Portfolio
                                          -------------       -------------        -------------
Units Purchased .......................          472.60                0.00            30,984.10
Units Withdrawn .......................         (316.60)              (1.42)          (23,591.38)
Units Transferred Between Funds .......            0.00                0.00               134.93
Units Transferred From (To) AIG Life ..            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............          156.00               (1.42)            7,527.65
Units, at Beginning of the Year .......        1,805.40               20.93           162,185.71
                                          -------------       -------------        -------------
Units, at End of the Year .............        1,961.40               19.51           169,713.36
                                          =============       =============        =============

Unit Value at December 31, 2001 .......   $       10.28       $       11.71        $       18.51
                                          =============       =============        =============

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                             Alliance            Alliance
                                              Growth              Growth              Alliance
                                                &                   &                  Growth
                                              Income              Income             Investors
                                        3   Portfolio       5   Portfolio        3   Portfolio
                                          -------------       -------------        -------------
Units Purchased .......................       21,294.81            3,164.84               147.76
Units Withdrawn .......................      (20,413.92)            (172.53)             (205.99)
Units Transferred Between Funds .......        4,416.84            1,338.94           (13,366.57)
Units Transferred From (To) AIG Life ..            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............        5,297.73            4,331.25           (13,424.80)
Units, at Beginning of the Year .......      113,754.61                0.00            13,424.80
                                          -------------       -------------        -------------
Units, at End of the Year .............      119,052.34            4,331.25                (0.00)
                                          =============       =============        =============

Unit Value at December 31, 2001 .......   $       25.44       $        9.64        $       17.68
                                          =============       =============        =============

                                                                Alliance              Alliance
                                             Alliance            Money                Premier
                                          International          Market                Growth
                                        2   Portfolio       2   Portfolio        1    Portfolio
                                          -------------       -------------        -------------
Units Purchased .......................            0.00            1,355.08            17,281.08
Units Withdrawn .......................         (251.50)        (442,902.94)           (9,256.43)
Units Transferred Between Funds .......          251.50           72,035.09            (3,073.73)
Units Transferred From (To) AIG Life ..            0.00                0.00                 0.00
                                          -------------       -------------        -------------
Net Increase (Decrease) ...............            0.00         (369,512.77)            4,950.92
Units, at Beginning of the Year .......            0.00          423,609.23            48,127.00
                                          -------------       -------------        -------------
Units, at End of the Year .............            0.00           54,096.46            53,077.92
                                          =============       =============        =============

Unit Value at December 31, 2001 .......   $        9.39       $       11.79        $       13.40
                                          =============       =============        =============
Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                           Alliance          Alliance        Alliance
                                           Premier           Premier         Premier
                                            Growth            Growth          Growth
                                      2   Portfolio      5  Portfolio    6  Portfolio
                                          -------------     ----------     ------------
Units Purchased ....................          139.93          1,471.59       16,406.33
Units Withdrawn ....................          (84.52)           (83.26)      (3,288.52)
Units Transferred Between Funds ....          190.91            657.15       16,156.46
Units Transferred From (To) AIG Life            0.00              0.00            0.00
                                          ----------        ----------      ----------
Net Increase (Decrease) ............          246.32          2,045.48       29,274.28
Units, at Beginning of the Year ....          841.63              0.00            0.00
                                          ----------        ----------      ----------
Units, at End of the Year ..........        1,087.95          2,045.48       29,274.28
                                          ==========        ==========      ==========

Unit Value at December 31, 2001 ....      $    13.74        $     9.79      $     7.84
                                          ==========        ==========      ==========

                                           Alliance       Alliance         Alliance
                                            Quasar         Quasar         Technology
                                        1  Portfolio    2 Portfolio     3 Portfolio
                                          ----------      ----------      ----------
Units Purchased ....................        7,583.54          229.49       25,562.60
Units Withdrawn ....................       (5,872.31)        (262.74)     (17,963.74)
Units Transferred Between Funds ....         (431.18)         231.55       (4,699.73)
Units Transferred From (To) AIG Life            0.00            0.00            0.00
                                          ----------      ----------      ----------
Net Increase (Decrease) ............        1,280.05          198.30        2,899.13
Units, at Beginning of the Year ....       37,791.33          350.14      101,619.05
                                          ----------      ----------      ----------
Units, at End of the Year ..........       39,071.38          548.44      104,518.18
                                          ==========      ==========      ==========

Unit Value at December 31, 2001 ....      $    10.58      $     8.54      $    17.61
                                          ==========      ==========      ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                                           Alliance         Alliance
                                           Alliance          Total            Total
                                          Technology        Return           Return
                                       6  Portfolio     1  Portfolio    2  Portfolio
                                          ----------      ----------      ----------
Units Purchased ....................       13,163.98        4,513.40            0.00
Units Withdrawn ....................       (2,614.76)      (2,668.34)         (44.54)
Units Transferred Between Funds ....       11,649.46       25,729.54          385.26
Units Transferred From (To) AIG Life            0.00            0.00            0.00
                                          ----------      ----------      ----------
Net Increase (Decrease) ............       22,198.68       27,574.60          340.72
Units, at Beginning of the Year ....            0.00          557.47          176.95
                                          ----------      ----------      ----------
Units, at End of the Year ..........       22,198.68       28,132.07          517.67
                                          ==========      ==========      ==========

Unit Value at December 31, 2001 ....      $     7.09      $    10.57      $    14.53
                                          ==========      ==========      ==========

                                            Alliance
                                              U.S.           American
                                          Government/        Century            American
                                              High              VP              Century
                                             Grade           Capital               VP
                                           Securities      Appreciation     Income & Growth
                                       2   Portfolio    6      Fund      6        Fund
                                          ----------       ------------     ----------------
Units Purchased ....................            0.00         2,912.87           7,164.39
Units Withdrawn ....................           (5.75)         (630.81)           (505.81)
Units Transferred Between Funds ....            0.00         3,304.63           3,720.54
Units Transferred From (To) AIG Life            0.00             0.00               0.00
                                          ----------       ----------         ----------
Net Increase (Decrease) ............           (5.75)        5,586.68          10,379.12
Units, at Beginning of the Year ....           74.14             0.00               0.00
                                          ----------       ----------         ----------
Units, at End of the Year ..........           68.39         5,586.68          10,379.12
                                          ==========       ==========         ==========

Unit Value at December 31, 2001 ....      $    12.65       $     7.29         $     8.89
                                          ==========       ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                             American
                                              Century           Anchor             Anchor
                                                 VP             Capital            Capital
                                           International      Appreciation       Appreciation
                                        5       Fund       4   Portfolio      6   Portfolio
                                           -------------     --------------     --------------
Units Purchased ....................            814.90         69,238.78          16,460.68
Units Withdrawn ....................            (42.95)       (35,302.19)         (2,700.16)
Units Transferred Between Funds ....            331.46         60,600.82          28,266.21
Units Transferred From (To) AIG Life              0.00           (226.59)         (2,120.77)
                                           -----------       -----------        -----------
Net Increase (Decrease) ............          1,103.41         94,310.82          39,905.96
Units, at Beginning of the Year ....              0.00         75,632.28               0.00
                                           -----------       -----------        -----------
Units, at End of the Year ..........          1,103.41        169,943.10          39,905.96
                                           ===========       ===========        ===========

Unit Value at December 31, 2001 ....       $      9.22       $     11.20        $      8.27
                                           ===========       ===========        ===========

                                             Anchor
                                           Government
                                               &
                                            Quality            Anchor             Anchor
                                              Bond             Growth             Growth
                                        4  Portfolio       4 Portfolio        6  Portfolio
                                           -----------      ------------        ----------
Units Purchased ....................          7,808.90        50,282.88           9,655.34
Units Withdrawn ....................        (26,036.13)      (17,934.29)         (1,061.22)
Units Transferred Between Funds ....         30,746.10         2,718.64           5,259.93
Units Transferred From (To) AIG Life              0.00             0.00            (143.82)
                                           -----------      -----------        -----------
Net Increase (Decrease) ............         12,518.87        35,067.23          13,710.23
Units, at Beginning of the Year ....         31,213.16        84,244.33               0.00
                                           -----------      -----------        -----------
Units, at End of the Year ..........         43,732.03       119,311.56          13,710.23
                                           ===========      ===========        ===========

Unit Value at December 31, 2001 ....       $     11.82      $      9.92        $      8.50
                                           ===========      ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                                                                    Dreyfus
                                                Anchor            Anchor             Small
                                               Natural           Natural            Company
                                              Resources         Resources            Stock
                                           4  Portfolio      6  Portfolio       1 Portfolio
                                            -----------       ------------       ------------
Units Purchased ....................          2,903.92          6,227.23           8,746.18
Units Withdrawn ....................         (1,370.45)          (896.55)         (4,396.50)
Units Transferred Between Funds ....          1,114.61          5,676.63             805.13
Units Transferred From (To) AIG Life              0.00           (307.38)              0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............          2,648.08         10,699.93           5,154.81
Units, at Beginning of the Year ....          4,633.32              0.00          41,437.49
                                            ----------        ----------         ----------
Units, at End of the Year ..........          7,281.40         10,699.93          46,592.30
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $    12.83        $    10.16         $    11.11
                                            ==========        ==========         ==========

                                              Dreyfus
                                               Small            Dreyfus            Dreyfus
                                              Company            Stock              Stock
                                               Stock             Index              Index
                                           6 Portfolio       1   Fund           6    Fund
                                            -----------       -----------        ------------
Units Purchased ....................         17,078.36         46,142.37          44,448.53
Units Withdrawn ....................         (1,140.15)       (35,967.84)         (9,665.43)
Units Transferred Between Funds ....         11,700.46         (1,075.52)         38,411.00
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............         27,638.67          9,099.01          73,194.10
Units, at Beginning of the Year ....              0.00        208,402.69               0.00
                                            ----------        ----------         ----------
Units, at End of the Year ..........         27,638.67        217,501.70          73,194.10
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $     9.91        $    20.67         $     8.54
                                            ==========        ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                              Fidelity          Fidelity
                                               Asset             Asset             Fidelity
                                              Manager           Manager           Contrafund
                                          6  Portfolio      1  Portfolio       1  Portfolio
                                            -----------       -----------        -----------
Units Purchased ....................          5,400.90         14,414.69          14,650.74
Units Withdrawn ....................           (558.68)       (11,444.04)        (14,169.59)
Units Transferred Between Funds ....          2,952.58            (10.89)          1,046.26
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............          7,794.80          2,959.76           1,527.41
Units, at Beginning of the Year ....              0.00         67,432.15          75,596.13
                                            ----------        ----------         ----------
Units, at End of the Year ..........          7,794.80         70,391.91          77,123.54
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $     9.46        $    16.95         $    12.84
                                            ==========        ==========         ==========

                                              Fidelity          Fidelity           Fidelity
                                             Contrafund        Contrafund           Growth
                                          6   Portfolio     5  Portfolio       1  Portfolio
                                            ------------      -----------        -----------
Units Purchased ....................         11,182.03          1,681.40          41,003.33
Units Withdrawn ....................         (2,705.56)           (91.26)        (37,973.03)
Units Transferred Between Funds ....         12,549.69            709.61             104.10
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............         21,026.16          2,299.75           3,134.40
Units, at Beginning of the Year ....              0.00              0.00         220,889.74
                                            ----------        ----------         ----------
Units, at End of the Year ..........         21,026.16          2,299.75         224,024.14
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $     8.83        $    10.30         $    20.61
                                            ==========        ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                                                Fidelity           Fidelity
                                              Fidelity            High               High
                                               Growth            Income             Income
                                          6  Portfolio      6  Portfolio       1  Portfolio
                                            -----------       -----------        -----------
Units Purchased ....................         11,886.74          2,859.40           6,416.82
Units Withdrawn ....................         (3,042.16)          (397.08)         (8,738.51)
Units Transferred Between Funds ....         13,953.11          5,469.66             (70.27)
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............         22,797.69          7,931.98          (2,391.96)
Units, at Beginning of the Year ....              0.00              0.00          29,825.59
                                            ----------        ----------         ----------
Units, at End of the Year ..........         22,797.69          7,931.98          27,433.63
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $     8.11        $     8.67         $     9.11
                                            ==========        ==========         ==========

                                                                Fidelity           Fidelity
                                                               Investment         Investment
                                              Fidelity           Grade              Grade
                                             Index 500            Bond               Bond
                                          5  Portfolio      1  Portfolio       6  Portfolio
                                            -----------       -----------        ------------
Units Purchased ....................            628.18          5,109.66           6,434.77
Units Withdrawn ....................            (34.63)        (4,047.97)           (578.63)
Units Transferred Between Funds ....            269.86          3,674.07           3,415.58
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............            863.41          4,735.76           9,271.72
Units, at Beginning of the Year ....              0.00         28,827.76               0.00
                                            ----------        ----------         ----------
Units, at End of the Year ..........            863.41         33,563.52           9,271.72
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $    10.44        $    14.33         $    10.74
                                            ==========        ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                              Fidelity          Fidelity
                                               Money             Money             Fidelity
                                               Market            Market            Overseas
                                          1  Portfolio      6  Portfolio       1  Portfolio
                                            -----------       ------------       -----------
Units Purchased ....................         20,309.82        561,240.58           7,494.73
Units Withdrawn ....................        (25,224.88)       (32,860.50)         (3,808.64)
Units Transferred Between Funds ....          2,492.41        (238,955.25)        (1,950.74)
Units Transferred From (To) AIG Life              0.00         (4,786.35)              0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............         (2,422.65)       284,638.48           1,735.35
Units, at Beginning of the Year ....        100,227.54              0.00          33,908.11
                                            ----------        ----------         ----------
Units, at End of the Year ..........         97,804.89        284,638.48          35,643.46
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $    13.31        $    10.33         $    12.33
                                            ==========        ==========         ==========

                                              Franklin
                                             Templeton                            J.P. Morgan
                                               Asset                                 U.S.
                                              Strategy         J.P. Morgan        Disciplined
                                                Fund               Bond             Equity
                                          6   class- 1      6   Portfolio      6   Portfolio
                                            -----------      --------------      -------------
Units Purchased ....................          3,632.19          2,864.28           2,731.69
Units Withdrawn ....................           (285.89)          (402.71)           (395.01)
Units Transferred Between Funds ....          2,655.70          3,050.11           2,130.54
Units Transferred From (To) AIG Life              0.00              0.00               0.00
                                            ----------        ----------         ----------
Net Increase (Decrease) ............          6,002.00          5,511.68           4,467.22
Units, at Beginning of the Year ....              0.00              0.00               0.00
                                            ----------        ----------         ----------
Units, at End of the Year ..........          6,002.00          5,511.68           4,467.22
                                            ==========        ==========         ==========

Unit Value at December 31, 2001 ....        $     8.98        $    10.58         $     8.52
                                            ==========        ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                            Morgan Stanley    Morgan Stanley     Morgan Stanley
                                                Fixed            Mid Cap             Money
                                                Income            Value              Market
                                          5   Portfolio     5  Portfolio       5   Portfolio
                                            --------------    --------------     --------------
Units Purchased ....................            990.91           2,155.18           4,926.15
Units Withdrawn ....................            (53.95)           (116.80)           (380.58)
Units Transferred Between Funds ....            425.33             890.63          (4,265.08)
Units Transferred From (To) AIG Life              0.00               0.00               0.00
                                            ----------         ----------         ----------
Net Increase (Decrease) ............          1,362.30           2,929.00             280.49
Units, at Beginning of the Year ....              0.00               0.00               0.00
                                            ----------         ----------         ----------
Units, at End of the Year ..........          1,362.30           2,929.00             280.49
                                            ==========         ==========         ==========

Unit Value at December 31, 2001 ....        $    10.56         $     9.56         $    10.23
                                            ==========         ==========         ==========

                                             Neuberger
                                               Berman
                                                AMT            Neuberger
                                              Limited            Berman           Oppenheimer
                                              Maturity            AMT                Global
                                                Bond            Partners           Securities
                                          6  Portfolio      6  Portfolio       6    Fund/VA
                                            ------------      ------------       -------------
Units Purchased ....................          1,215.88           2,464.69           9,163.35
Units Withdrawn ....................            (98.23)         (1,526.09)         (1,035.14)
Units Transferred Between Funds ....          1,031.34           7,191.42           8,866.02
Units Transferred From (To) AIG Life             (3.03)              0.00               0.00
                                            ----------         ----------         ----------
Net Increase (Decrease) ............          2,145.96           8,130.02          16,994.23
Units, at Beginning of the Year ....              0.00               0.00               0.00
                                            ----------         ----------         ----------
Units, at End of the Year ..........          2,145.96           8,130.02          16,994.23
                                            ==========         ==========         ==========

Unit Value at December 31, 2001 ....        $    10.76         $     9.65         $     7.50
                                            ==========         ==========         ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                              Oppenheimer        SunAmerica       SunAmerica
                                              Main Street        Aggressive       Aggressive
                                            Growth & Income        Growth           Growth
                                          6     Fund/VA       4  Portfolio     6  Portfolio
                                            ---------------     ------------     -------------
Units Purchased ....................           16,722.20         72,753.62         13,287.81
Units Withdrawn ....................           (1,705.32)       (34,898.76)        (1,593.14)
Units Transferred Between Funds ....           20,321.44         17,492.20         12,995.87
Units Transferred From (To) AIG Life                0.00              0.00              0.00
                                              ----------        ----------        ----------
Net Increase (Decrease) ............           35,338.32         55,347.06         24,690.54
Units, at Beginning of the Year ....                0.00         69,598.13              0.00
                                              ----------        ----------        ----------
Units, at End of the Year ..........           35,338.32        124,945.19         24,690.54
                                              ==========        ==========        ==========

Unit Value at December 31, 2001 ....          $     8.69        $     9.12        $     6.96
                                              ==========        ==========        ==========

                                               SunAmerica        SunAmerica        SunAmerica
                                                Alliance          Alliance           Asset
                                                 Growth            Growth          Allocation
                                            4  Portfolio      6  Portfolio      4  Portfolio
                                              ------------      -----------       ------------
Units Purchased ....................          148,536.90         15,125.47          6,479.69
Units Withdrawn ....................         (107,155.11)        (2,295.91)        (3,185.57)
Units Transferred Between Funds ....           22,113.02         18,668.42          7,872.02
Units Transferred From (To) AIG Life                0.00              0.00              0.00
                                             -----------        ----------        ----------
Net Increase (Decrease) ............           63,494.81         31,497.98         11,166.14
Units, at Beginning of the Year ....          310,067.55              0.00          9,831.52
                                             -----------        ----------        ----------
Units, at End of the Year ..........          373,562.36         31,497.98         20,997.66
                                             ===========        ==========        ==========

Unit Value at December 31, 2001 ....         $      8.30        $     8.20        $    10.02
                                             ===========        ==========        ==========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                                                                    SunAmerica
                                             SunAmerica          SunAmerica           Davis
                                                Cash             Corporate           Venture
                                             Management             Bond              Value
                                         4   Portfolio        4  Portfolio       4  Portfolio
                                           -------------        ------------       ------------
Units Purchased ....................         547,913.96            5,073.90          42,525.70
Units Withdrawn ....................        (116,215.66)          (2,271.68)        (34,780.34)
Units Transferred Between Funds ....        (304,877.21)          (7,144.23)         25,506.07
Units Transferred From (To) AIG Life            (771.10)               0.00               0.00
                                           ------------         -----------        -----------
Net Increase (Decrease) ............         126,049.99           (4,342.01)         33,251.43
Units, at Beginning of the Year ....         392,468.97           16,032.93          88,371.98
                                           ------------         -----------        -----------
Units, at End of the Year ..........         518,518.96           11,690.92         121,623.41
                                           ============         ===========        ===========

Unit Value at December 31, 2001 ....       $      11.06         $     11.21        $     14.89
                                           ============         ===========        ===========

                                                                 SunAmerica
                                             SunAmerica            "Dogs"          SunAmerica
                                                Blue               of Wall          Emerging
                                             Chip Growth           Street           Markets
                                         4    Portfolio        4  Portfolio      4  Portfolio
                                            -------------        ----------        -----------
Units Purchased ....................           2,113.33            3,515.50          31,922.96
Units Withdrawn ....................            (301.17)          (2,285.12)        (13,987.67)
Units Transferred Between Funds ....           1,531.13            4,584.07           9,510.77
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............           3,343.29            5,814.45          27,446.06
Units, at Beginning of the Year ....              44.79            7,911.62          33,160.91
                                            -----------         -----------        -----------
Units, at End of the Year ..........           3,388.08           13,726.07          60,606.97
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      6.56         $      9.73        $      8.11
                                            ===========         ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                             SunAmerica          SunAmerica         SunAmerica
                                             Federated             Global             Global
                                               Value                Bond               Bond
                                          4  Portfolio        4  Portfolio       6  Portfolio
                                            ------------        ------------       ------------
Units Purchased ....................          12,925.79            1,794.57           2,270.30
Units Withdrawn ....................          31,632.79)            (801.54)         (1,422.88)
Units Transferred Between Funds ....          10,214.12            3,752.10           9,059.14
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          (8,492.88)           4,745.13           9,906.56
Units, at Beginning of the Year ....          45,171.51            2,600.36               0.00
                                            -----------         -----------        -----------
Units, at End of the Year ..........          36,678.63            7,345.49           9,906.56
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      9.51         $     11.33        $     10.37
                                            ===========         ===========        ===========

                                                                 SunAmerica
                                             SunAmerica           Goldman
                                               Global              Sachs             SunAmerica
                                          4   Equities            Research         Growth-Income
                                             Portfolio        4  Portfolio       4   Portfolio
                                            ------------        ------------       -------------
Units Purchased ....................          27,333.84              336.41          47,748.44
Units Withdrawn ....................         (10,300.40)             (79.06)        (28,442.62)
Units Transferred Between Funds ....             592.02              385.29          28,435.12
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          17,625.46              642.64          47,740.94
Units, at Beginning of the Year ....          35,483.01              669.16         124,383.55
                                            -----------         -----------        -----------
Units, at End of the Year ..........          53,108.47            1,311.80         172,124.49
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      8.26         $      6.78        $      8.87
                                            ===========         ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                                                 SunAmerica         SunAmerica
                                             SunAmerica            Growth           High-Yield
                                            Growth-Income       Opportunities          Bond
                                          6   Portfolio      4    Portfolio      4  Portfolio
                                            ------------        -------------      ------------
Units Purchased ....................          19,792.37            1,143.14           5,319.25
Units Withdrawn ....................          (3,188.76)            (346.27)        (17,124.52)
Units Transferred Between Funds ....          31,949.86            2,770.32          27,105.42
Units Transferred From (To) AIG Life               0.85                0.00         (26,796.52)
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          48,554.32            3,567.19         (11,496.37)
Units, at Beginning of the Year ....               0.00                0.00          21,494.22
                                            -----------         -----------        -----------
Units, at End of the Year ..........          48,554.32            3,567.19           9,997.85
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      8.23         $      5.44        $      8.64
                                            ===========         ===========        ===========

                                                                 SunAmerica
                                              SunAmerica       International
                                            International          Growth          SunAmerica
                                             Diversified             &              Marsico
                                               Equities            Income            Growth
                                          4   Portfolio      4    Portfolio      6  Portfolio
                                            -------------      --------------      -----------
Units Purchased ....................          19,037.15           19,754.67          15,455.15
Units Withdrawn ....................         (30,775.58)         (26,079.72)         (2,196.26)
Units Transferred Between Funds ....           5,414.12            9,761.09          16,180.03
Units Transferred From (To) AIG Life               0.00                0.00            (736.08)
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          (6,324.31)           3,436.04          28,702.84
Units, at Beginning of the Year ....          50,628.26           61,465.56               0.00
                                            -----------         -----------        -----------
Units, at End of the Year ..........          44,303.95           64,901.60          28,702.84
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      7.35         $      8.49        $      8.58
                                            ===========         ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                             SunAmerica
                                                MFS              SunAmerica        SunAmerica
                                               Growth               MFS               MFS
                                                 &                Mid-Cap           Mid-Cap
                                               Income              Growth            Growth
                                          4  Portfolio       4   Portfolio       6  Portfolio
                                            -------------       ------------       ------------
Units Purchased ....................          19,076.96           48,797.80          33,410.02
Units Withdrawn ....................          (8,532.47)         (24,036.70)         (3,831.35)
Units Transferred Between Funds ....          10,773.25           18,850.41          34,146.30
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          21,317.74           43,611.51          63,724.97
Units, at Beginning of the Year ....          39,418.43           55,861.05               0.00
                                            -----------         -----------        -----------
Units, at End of the Year ..........          60,736.17           99,472.56          63,724.97
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      8.53         $     12.41        $      7.52
                                            ===========         ===========        ===========

                                            SunAmerica
                                               MFS              SunAmerica         SunAmerica
                                              Total               Putnam              Real
                                              Return              Growth             Estate
                                          4  Portfolio        4  Portfolio       4  Portfolio
                                            -----------         -----------        ------------
Units Purchased ....................          22,519.41           47,033.31           5,333.21
Units Withdrawn ....................          (7,806.68)         (20,498.71)         (1,743.45)
Units Transferred Between Funds ....          22,484.18           11,506.48           3,999.88
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          37,196.91           38,041.08           7,589.64
Units, at Beginning of the Year ....          23,117.42           84,666.27           3,506.98
                                            -----------         -----------        -----------
Units, at End of the Year ..........          60,314.33          122,707.35          11,096.62
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $     11.51         $      7.61        $     11.64
                                            ===========         ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                            SunAmerica          SunAmerica
                                            SunAmerica          SunAmerica         Sun America
                                             Balanced            Balanced           Technology
                                          4  Portfolio        6  Portfolio       4  Portfolio
                                            -----------         ------------       -----------
Units Purchased ....................          39,270.87           10,239.87           2,811.86
Units Withdrawn ....................         (13,902.91)          (1,715.00)           (567.74)
Units Transferred Between Funds ....          16,818.10           12,804.76           4,376.84
Units Transferred From (To) AIG Life               0.00                0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............          42,186.06           21,329.63           6,620.96
Units, at Beginning of the Year ....          40,092.37                0.00             849.96
                                            -----------         -----------        -----------
Units, at End of the Year ..........          82,278.43           21,329.63           7,470.92
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      8.95         $      8.55        $      3.43
                                            ===========         ===========        ===========

                                                                SunAmerica           Van Eck
                                             SunAmerica         Worldwide           Worldwide
                                              Telecom              High              Emerging
                                              Utility             Income             Markets
                                         4   Portfolio        4 Portfolio        1     Fund
                                            ------------        -----------        -----------
Units Purchased ....................           5,742.17              988.08           6,732.50
Units Withdrawn ....................          (2,303.72)            (405.72)         (3,219.73)
Units Transferred Between Funds ....           1,703.36            1,030.77            (140.23)
Units Transferred From (To) AIG Life            (109.48)               0.00               0.00
                                            -----------         -----------        -----------
Net Increase (Decrease) ............           5,032.33            1,613.13           3,372.54
Units, at Beginning of the Year ....           6,296.67            2,326.21          15,486.45
                                            -----------         -----------        -----------
Units, at End of the Year ..........          11,329.00            3,939.34          18,858.99
                                            ===========         ===========        ===========

Unit Value at December 31, 2001 ....        $      7.66         $     10.20        $      6.75
                                            ===========         ===========        ===========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                                             Van Eck
                                            Worldwide
                                               Hard
                                              Assets
                                          1    Fund
                                            ---------
Units Purchased ....................           862.56
Units Withdrawn ....................          (588.70)
Units Transferred Between Funds ....            30.24
Units Transferred From (To) AIG Life             0.00
                                            ---------
Net Increase (Decrease) ............           304.10
Units, at Beginning of the Year ....         5,650.34
                                            ---------
Units, at End of the Year ..........         5,954.44
                                            =========

Unit Value at December 31, 2001 ....        $    9.14
                                            =========

Ftnt 1 are the Vision funds.
Ftnt 2 are the Gallery Life funds.
Ftnt 3 are funds under the Vision/Gallery Life products combined.
Ftnt 4 are the Polaris funds.
Ftnt 5 are the Executive Advantage funds.
Ftnt 6 are the Gemstone Life funds.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 6 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                     AIM                    AIM                    AIM
                                                   Capital                Capital             International
                                                 Appreciation           Appreciation             Equity
                                             1      Fund             6     Fund            1      Fund
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               498,096                 86,121                718,240
Units, at End of the Year ..............             45,507.87              11,569.58              73,078.55
Unit Value .............................                 10.95                   7.44                   9.83
Total Return %(a) ......................                 (24.0)                 (25.6)                 (24.2)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   7.4                    7.5                    2.6

                                                                          Alliance               Alliance
                                                     AIM                 Bernstein              Bernstein
                                                International           Real Estate            Real Estate
                                                   Equity                Investment            Investment
                                             6      Fund             6   Portfolio         2    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               107,477                146,209                  2,996
Units, at End of the Year ..............             13,815.43              13,369.26                 283.69
Unit Value .............................                  7.78                  10.94                  10.56
Total Return %(a) ......................                 (22.2)                   9.4                    9.8
Ratio of Net Investment Income
  to Average Net Assets % ..............                   3.1                    0.5                    3.6

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Alliance               Alliance
                                                  Bernstein              Bernstein              Alliance
                                                   Utility                Utility                Global
                                                   Income                 Income                  Bond
                                             2    Portfolio          6   Portfolio         1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                   804                121,457                 20,171
Units, at End of the Year ..............                 55.37              15,300.80               1,961.40
Unit Value .............................                 14.52                   7.94                  10.28
Total Return %(a) ......................                 (23.2)                 (20.6)                  (1.2)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.5                    0.7                    0.0


                                                  Alliance                                      Alliance
                                                   Global                                        Growth
                                                   Dollar                Alliance                  &
                                                 Government               Growth                 Income
                                             2    Portfolio          3   Portfolio         3    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                   229              3,142,197              3,029,173
Units, at End of the Year ..............                 19.51             169,713.36             119,052.34
Unit Value .............................                 11.71                  18.51                  25.44
Total Return %(a) ......................                   8.4                  (24.2)                  (0.5)
Ratio of Net Investment Income
  to Average Net Assets % ..............                  10.1                   14.3                    5.2

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Alliance
                                                   Growth                 Alliance              Alliance
                                                      &                     Money                Premier
                                                   Income                  Market                Growth
                                             5    Portfolio          2    Portfolio        1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                41,738                637,942                711,106
Units, at End of the Year ..............              4,331.25              54,096.46              53,077.92
Unit Value .............................                  9.64                  11.79                  13.40
Total Return %(a) ......................                  (3.6)                   2.6                  (18.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    1.5                    5.4


                                                  Alliance                Alliance              Alliance
                                                   Premier                 Premier               Premier
                                                   Growth                  Growth                Growth
                                             2    Portfolio          5    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                14,954                 20,022                229,408
Units, at End of the Year ..............              1,087.95               2,045.48              29,274.28
Unit Value .............................                 13.74                   9.79                   7.84
Total Return %(a) ......................                 (18.0)                  (2.1)                 (21.6)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   5.7                    4.0                    0.8

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Alliance                Alliance              Alliance
                                                   Quasar                  Quasar              Technology
                                             1    Portfolio          2    Portfolio        3    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               413,520                  4,685              1,840,698
Units, at End of the Year ..............             39,071.38                 548.44             104,518.18
Unit Value .............................                 10.58                   8.54                  17.61
Total Return %(a) ......................                 (13.5)                 (13.5)                 (25.9)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   3.3                    3.1                    7.6


                                                                          Alliance               Alliance
                                                  Alliance                  Total                  Total
                                                 Technology                Return                 Return
                                             6    Portfolio          1    Portfolio        2     Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               157,422                297,477                  7,522
Units, at End of the Year ..............             22,198.68              28,132.07                 517.67
Unit Value .............................                  7.09                  10.57                  14.53
Total Return %(a) ......................                 (29.1)                   1.3                    1.3
Ratio of Net Investment Income
  to Average Net Assets % ..............                   1.3                    8.5                    6.9

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Alliance
                                                    U.S.                  American
                                                 Government/               Century              American
                                                    High                     VP                  Century
                                                    Grade                  Capital                 VP
                                                 Securities             Appreciation         Income & Growth
                                             2    Portfolio          6      Fund           6      Fund
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                   865                 40,741                 92,305
Units, at End of the Year ..............                 68.39               5,586.68              10,379.12
Unit Value .............................                 12.65                   7.29                   8.89
Total Return %(a) ......................                   6.9                  (27.1)                 (11.1)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.8                    0.0                    0.0


                                                  American
                                                   Century                 Anchor                Anchor
                                                     VP                    Capital               Capital
                                                International           Appreciation          Appreciation
                                             5      Fund             4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                10,169              1,902,609                330,137
Units, at End of the Year ..............              1,103.41             169,943.10              39,905.96
Unit Value .............................                  9.22                  11.20                   8.27
Total Return %(a) ......................                  (7.8)                 (15.3)                 (17.3)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                   23.4                    9.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                   Anchor
                                                 Government
                                                      &
                                                   Quality                 Anchor                Anchor
                                                    Bond                   Growth                Growth
                                             4    Portfolio          4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               516,971              1,183,307                116,513
Units, at End of the Year ..............             43,732.03             119,311.56              13,710.23
Unit Value .............................                 11.82                   9.92                   8.50
Total Return %(a) ......................                   6.1                  (13.7)                 (15.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   2.8                   14.6                    2.6


                                                                                                 Dreyfus
                                                   Anchor                  Anchor                 Small
                                                   Natural                 Natural               Company
                                                  Resources               Resources               Stock
                                             4    Portfolio          6    Portfolio        1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                93,430                108,756                517,676
Units, at End of the Year ..............              7,281.40              10,699.93              46,592.30
Unit Value .............................                 12.83                  10.16                  11.11
Total Return %(a) ......................                  (1.8)                   1.6                   (2.4)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   8.0                    4.0                    0.1

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                   Dreyfus
                                                    Small                  Dreyfus               Dreyfus
                                                   Company                  Stock                 Stock
                                                    Stock                   Index                 Index
                                             6    Portfolio          1      Fund           6      Fund
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               273,921              4,496,569                625,150
Units, at End of the Year ..............             27,638.67             217,501.70              73,194.10
Unit Value .............................                  9.91                  20.67                   8.54
Total Return %(a) ......................                  (0.9)                 (13.0)                 (14.6)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    1.6                    1.0


                                                  Fidelity                Fidelity
                                                    Asset                   Asset               Fidelity
                                                   Manager                 Manager             Contrafund
                                             6    Portfolio          1    Portfolio        1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                73,745              1,193,200                990,223
Units, at End of the Year ..............              7,794.80              70,391.91              77,123.54
Unit Value .............................                  9.46                  16.95                  12.84
Total Return %(a) ......................                  (5.4)                  (5.0)                 (13.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    5.6                    3.4

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Fidelity                Fidelity              Fidelity
                                                 Contrafund              Contrafund              Growth
                                             6    Portfolio          5    Portfolio        1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               185,651                 23,694              4,618,140
Units, at End of the Year ..............             21,026.16               2,299.75             224,024.14
Unit Value .............................                  8.83                  10.30                  20.61
Total Return %(a) ......................                 (11.7)                   3.0                  (18.4)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    0.0                    7.2


                                                                          Fidelity              Fidelity
                                                  Fidelity                  High                  High
                                                   Growth                  Income                Income
                                             6    Portfolio          6    Portfolio        1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               184,823                 68,739                249,901
Units, at End of the Year ..............             22,797.69               7,931.98              27,433.63
Unit Value .............................                  8.11                   8.67                   9.11
Total Return %(a) ......................                 (18.9)                 (13.3)                 (12.5)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    0.0                   13.7

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                          Fidelity              Fidelity
                                                                         Investment            Investment
                                                  Fidelity                  Grade                 Grade
                                                  Index 500                 Bond                  Bond
                                             5    Portfolio          1    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                 9,012                480,976                 99,582
Units, at End of the Year ..............                863.41              33,563.52               9,271.72
Unit Value .............................                 10.44                  14.33                  10.74
Total Return %(a) ......................                   4.4                    7.5                    7.4
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    5.1                    0.0


                                                  Fidelity                 Fidelity
                                                    Money                    Money              Fidelity
                                                   Market                   Market              Overseas
                                             1    Portfolio          6     Portfolio       1    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................             1,301,678              2,940,983                439,371
Units, at End of the Year ..............             97,804.89             284,638.48              35,643.46
Unit Value .............................                 13.31                  10.33                  12.33
Total Return %(a) ......................                   3.2                    3.3                  (21.9)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.1                    1.3                   13.7

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Franklin
                                                  Templeton                                    J.P. Morgan
                                                    Asset                                          U.S.
                                                  Strategy              J.P. Morgan            Disciplined
                                                    Fund                   Bond                  Equity
                                             6     class-1           6   Portfolio         6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                53,870                 58,297                 38,064
Units, at End of the Year ..............              6,002.00               5,511.68               4,467.22
Unit Value .............................                  8.98                  10.58                   8.52
Total Return %(a) ......................                 (10.2)                   5.8                  (14.8)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   1.4                    4.7                    0.4


                                                Morgan Stanley         Morgan Stanley         Morgan Stanley
                                                     Fixed                 Mid Cap                 Money
                                                    Income                  Value                 Market
                                             5     Portfolio         5    Portfolio        5     Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                14,381                 27,988                  2,870
Units, at End of the Year ..............              1,362.30               2,929.00                 280.49
Unit Value .............................                 10.56                   9.56                  10.23
Total Return %(a) ......................                   5.6                   (4.4)                   2.3
Ratio of Net Investment Income
  to Average Net Assets % ..............                   5.6                    0.0                  291.1

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                  Neuberger
                                                   Berman
                                                     AMT                  Neuberger
                                                   Limited                 Berman              Oppenheimer
                                                  Maturity                   AMT                 Global
                                                    Bond                  Partners             Securities
                                             6    Portfolio          6    Portfolio        6     Fund/VA
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                23,084                 78,464                127,402
Units, at End of the Year ..............              2,145.96               8,130.02              16,994.23
Unit Value .............................                 10.76                   9.65                   7.50
Total Return %(a) ......................                   7.6                   (3.5)                 (25.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                    0.0                    0.0


                                                 Oppenheimer             SunAmerica            SunAmerica
                                                 Main Street             Aggressive            Aggressive
                                               Growth & Income             Growth                Growth
                                             6     Fund/VA           4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               307,098              1,139,165                171,928
Units, at End of the Year ..............             35,338.32             124,945.19              24,690.54
Unit Value .............................                  8.69                   9.12                   6.96
Total Return %(a) ......................                 (13.1)                 (32.2)                 (30.4)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.0                   26.6                   14.3

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                 SunAmerica              SunAmerica            SunAmerica
                                                  Alliance                Alliance                Asset
                                                   Growth                  Growth              Allocation
                                             4    Portfolio          6    Portfolio        4    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................             3,099,689                258,337                210,362
Units, at End of the Year ..............            373,562.36              31,497.98              20,997.66
Unit Value .............................                  8.30                   8.20                  10.02
Total Return %(a) ......................                 (14.7)                 (18.0)                  (3.6)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   9.9                    5.5                    7.4


                                                                                               SunAmerica
                                                 SunAmerica              SunAmerica              Davis
                                                    Cash                  Corporate             Venture
                                                 Management                 Bond                 Value
                                             4    Portfolio          4    Portfolio        4   Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................             5,736,906                131,000              1,810,387
Units, at End of the Year ..............            518,518.96              11,690.92             121,623.41
Unit Value .............................                 11.06                  11.21                  14.89
Total Return %(a) ......................                   2.9                    6.8                  (12.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.4                    4.3                   15.7

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                         SunAmerica
                                                 SunAmerica                "Dogs"              SunAmerica
                                                    Blue                   of Wall              Emerging
                                                 Chip Growth               Street                Markets
                                             4    Portfolio          4    Portfolio        4    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                22,224                133,521                491,365
Units, at End of the Year ..............              3,388.08              13,726.07              60,606.97
Unit Value .............................                  6.56                   9.73                   8.11
Total Return %(a) ......................                 (21.5)                   7.1                   (2.5)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   0.1                    2.2                    1.8


                                                 SunAmerica              SunAmerica            SunAmerica
                                                  Federated                Global                Global
                                                    Value                   Bond                  Bond
                                             4    Portfolio          4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               348,955                 83,209                102,745
Units, at End of the Year ..............             36,678.63               7,345.49               9,906.56
Unit Value .............................                  9.51                  11.33                  10.37
Total Return %(a) ......................                  (3.1)                   4.3                    3.7
Ratio of Net Investment Income
  to Average Net Assets % ..............                   3.1                   11.2                    8.2

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                         SunAmerica
                                                 SunAmerica                Goldman
                                                   Global                   Sachs              SunAmerica
                                                  Equities                Research            Growth-Income
                                             4    Portfolio          4    Portfolio        4    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               438,432                  8,891              1,527,300
Units, at End of the Year ..............             53,108.47               1,311.80             172,124.49
Unit Value .............................                  8.26                   6.78                   8.87
Total Return %(a) ......................                 (18.7)                 (25.8)                 (16.5)
Ratio of Net Investment Income
  to Average Net Assets % ..............                  16.6                    0.0                    6.2


                                                                         SunAmerica            SunAmerica
                                                 SunAmerica                Growth              High-Yield
                                                Growth-Income           Opportunities             Bond
                                             6    Portfolio          4    Portfolio        4    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               399,624                 19,393                 86,419
Units, at End of the Year ..............             48,554.32               3,567.19               9,997.85
Unit Value .............................                  8.23                   5.44                   8.64
Total Return %(a) ......................                 (17.7)                 (33.7)                  (5.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.2                    0.0                    8.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                          SunAmerica
                                                 SunAmerica             International
                                                International              Growth              SunAmerica
                                                 Diversified                  &                  Marsico
                                                  Equities                 Income                Growth
                                             4    Portfolio          4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               325,515                551,034                246,339
Units, at End of the Year ..............             44,303.95              64,901.60              28,702.84
Unit Value .............................                  7.35                   8.49                   8.58
Total Return %(a) ......................                 (24.6)                 (22.8)                 (14.2)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   6.2                    4.3                    0.2


                                                 SunAmerica
                                                     MFS                 SunAmerica            SunAmerica
                                                   Growth                    MFS                   MFS
                                                      &                    Mid-Cap               Mid-Cap
                                                   Income                  Growth                Growth
                                             4    Portfolio          4    Portfolio        6    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               518,334              1,234,757                479,330
Units, at End of the Year ..............             60,736.17              99,472.56              63,724.97
Unit Value .............................                  8.53                  12.41                   7.52
Total Return %(a) ......................                 (16.7)                 (23.2)                 (24.8)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   5.8                   18.5                   10.5

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                 SunAmerica
                                                     MFS                 SunAmerica             SunAmerica
                                                    Total                  Putnam                  Real
                                                   Return                  Growth                 Estate
                                             4    Portfolio          4    Portfolio        4     Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               693,947                934,335                129,134
Units, at End of the Year ..............             60,314.33             122,707.35              11,096.62
Unit Value .............................                 11.51                   7.61                  11.64
Total Return %(a) ......................                  (0.2)                 (24.7)                   5.2
Ratio of Net Investment Income
  to Average Net Assets % ..............                   6.5                    3.7                    4.3


                                                  SunAmerica             SunAmerica
                                                  SunAmerica             SunAmerica            Sun America
                                                   Balanced               Balanced             Technology
                                             4     Portfolio         6    Portfolio        4    Portfolio
                                               ---------------         --------------        ---------------
Net Assets $ ...........................               736,689                182,338                 25,635
Units, at End of the Year ..............             82,278.43              21,329.63               7,470.92
Unit Value .............................                  8.95                   8.55                   3.43
Total Return %(a) ......................                 (13.8)                 (14.5)                 (48.0)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   6.5                    3.9                    0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                         SunAmerica              Van Eck
                                                 SunAmerica               Worldwide             Worldwide
                                                   Telecom                  High                Emerging
                                                   Utility                 Income                Markets
                                             4    Portfolio          4    Portfolio        1      Fund
                                               ---------------         --------------        ---------------
Net Assets $ ...........................                86,776                 40,195                127,320
Units, at End of the Year ..............             11,329.00               3,939.34              18,858.99
Unit Value .............................                  7.66                  10.20                   6.75
Total Return %(a) ......................                 (14.4)                  (3.9)                  (2.7)
Ratio of Net Investment Income
  to Average Net Assets % ..............                   4.0                   15.1                    0.0


                                                    Van Eck
                                                   Worldwide
                                                     Hard
                                                    Assets
                                             1       Fund
                                               ---------------
                                                            --
Net Assets $                                            54,402
Units, at End of the Year                             5,954.44
Unit Value                                                9.14
Total Return %(a)                                        (11.3)
Ratio of Net Investment Income
  to Average Net Assets %                                  1.2

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 2 are the Gallery Life funds. Expenses as a percent of net assets are ..90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 3 are the Vision/Gallery Life products combined. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 4 are the Polaris funds. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 5 are the Executive Advantage funds. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

Footnote 6 are the Gemstone Life funds. Expenses as a percent of net assets are ..75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges

(a) Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                   APPENDIX A

                        Maximum Initial Surrender Charge
                   Per $1,000 of Initial Specified Face Amount

 Issue Age              Sex               Smoker Status        Surrender Charge
 ---------              ---               -------------        ----------------
     25                Male                 Nonsmoker               $16.00
     35                Male                 Nonsmoker                19.00
     45                Male                 Nonsmoker                26.00
     55                Male                 Nonsmoker                38.00
     65                Male                 Nonsmoker                46.00
     75                Male                 Nonsmoker                46.00
     25                Male                  Smoker                  18.00
     35                Male                  Smoker                  23.00
     45                Male                  Smoker                  32.00
     55                Male                  Smoker                  48.00
     65                Male                  Smoker                  48.00
     75                Male                  Smoker                  48.00
     25               Female                Nonsmoker                15.00
     35               Female                Nonsmoker                18.00
     45               Female                Nonsmoker                23.00
     55               Female                Nonsmoker                33.00
     65               Female                Nonsmoker                45.00
     75               Female                Nonsmoker                45.00
     25               Female                 Smoker                  16.00
     35               Female                 Smoker                  20.00
     45               Female                 Smoker                  26.00
     55               Female                 Smoker                  37.00
     65               Female                 Smoker                  46.00
     75               Female                 Smoker                  46.00
     25               Unisex                Unismoke                 16.00
     35               Unisex                Unismoke                 20.00
     45               Unisex                Unismoke                 27.00
     55               Unisex                Unismoke                 40.00
     65               Unisex                Unismoke                 46.00
     75               Unisex                Unismoke                 46.00

                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS
                                (As of 12/31/01)


                                                                         1            3          5          LIFE OF
FUND NAME                                                 INCEPTION     YEAR         YEAR       YEAR         FUND
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    Growth Portfolio (Class A)                              9/15/94    -23.47%      -5.31%      7.28%       13.98%
    Growth and Income Portfolio (Class A)                   1/14/91      0.36%       8.37%     14.66%       13.85%
    Americas Government Income Portfolio (Class A)           5/3/94      3.58%       8.23%      7.66%        8.36%
    Premier Growth Portfolio (Class A)                      6/26/92    -17.21%      -2.96%     12.60%       15.68%
    Quasar Portfolio (Class A)                               8/5/96    -12.75%      -1.38%      1.68%        2.72%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                           10/30/97     -8.35%      -1.12%        N/A        6.93%
    VP International Portfolio (1)                           5/1/94    -29.17%      -1.13%      6.37%        6.84%
Berger Institutional Products Trust
    IPT - Small Company Growth Fund(2)                       5/1/96    -33.47%       5.98%      8.01%        6.93%
CREDIT SUISSE TRUST
    Emerging Growth Portfolio(3)                            9/13/99    -16.41%        N/A        N/A         3.66%
    Emerging Markets Portfolio(4)(5)                       12/31/97     -9.65%       3.91%       N/A        -1.86%
    Global Post-Venture Capital Portfolio(4)(6)             9/30/96    -28.63%      -1.95%      2.69%        2.08%
    International Focus Portfolio(4)(5)                     6/30/95    -22.27%      -4.04%     -1.87%        1.10%
    Small Cap Growth Portfolio(7)                           6/30/95    -16.01%       5.16%      5.49%       10.03%
    Large Cap Value Portfolio                              10/31/97      0.95%       5.31%        N/A        7.67%
Fidelity Variable Insurance Products Fund
    VIP Balanced Portfolio (Initial Class)                   1/3/95     -1.58%      -0.51%      7.20%        8.53%
    VIP Contrafund Portfolio (Initial Class)                 1/3/95    -12.28%       0.60%     10.44%       15.75%
    VIP Index 500 Portfolio (Initial Class)                 8/27/92    -12.10%      -1.32%     10.37%       13.43%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST(12)(14)
    Templeton Developing Markets Securities-Class
      2(1)(8)(13)                                            3/4/96     -8.08%      -1.44%    -11.78%      -11.10%
    Templeton Growth Securities-Class 2(1)(8)               3/15/94     -1.31%       6.56%      8.40%       10.05%
    Templeton Foreign Securities-Class 2(1)(8)(13)           5/1/92    -15.99%       0.35%      4.63%        9.64%
Goldman Sachs Variable Insurance Trust
    CORE(SM) U.S. Equity Fund                               2/13/98    -11.94%      -0.36%        N/A        3.31%
    International Equity Fund(8)                            1/12/98    -22.26%      -3.81%        N/A        1.68%
Morgan Stanley Universal Institutional Funds, Inc.
    Emerging Markets Equity Portfolio(8)                    10/1/96     -6.49%       3.61%        N/A       -3.51%
    Core Plus Fixed Income Portfolio                         1/2/97      9.32%       6.11%        N/A        7.23%
    High Yield Portfolio                                     1/2/97     -4.47%      -2.93%        N/A        1.71%
    Mid Cap Growth Portfolio                               10/18/99    -29.31%         N/A        N/A       -4.36%
    Mid Cap Value Portfolio                                  1/2/97     -3.15%       8.81%        N/A       16.07%
    Money Market Portfolio(9) Current 7-day Yield:2.11%      1/4/99      3.61%         N/A        N/A        4.77%
    Technology Portfolio                                   11/30/99    -48.84%         N/A        N/A      -29.29%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(10)
    AMT Partners Portfolio                                  3/22/94     -2.83%       1.66%      7.52%       12.39%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                4/30/99      5.86%        N/A        N/A         8.00%
    Total Return Bond Portfolio(11)                        12/31/97      8.37%       5.88%       N/A         6.55%

                           Footnotes and Disclosures

This performance information reflects the total income generated by the fund net of total fund operating expenses, plus capital gains and losses, realized or unrealized and assumes reinvestment of dividends and distributions. The data assumes the relevant subaccount was in existence on the fund's inception date. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; mortality and expense risk charges; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower. These charges and deductions can have a significant effect on policy account value, insurance benefits, and cash surrender values, as illustrated in the prospectus.

Past performance cannot predict or guarantee future results. The investment return and principal value will fluctuate, so that units, when redeemed may be worth more or less than their original cost. For more information, please refer to the prospectus.

(1) A fund's foreign investments entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The fund may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both. These and other risks are more fully described in the prospectus.

(2) Investments in small companies may involve greater risks, including price volatility, and rewards than investments in larger companies.

(3) Investing in emerging growth companies entails special risk considerations such as investing in the securities of start-up companies or companies involved in "special situations."

(4) International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

(5)   The  risks  of  international   investing  are  generally  heightened  for
      emerging-market investments.

(6) Because of the nature of the portfolio's post-venture capital investments and certain aggressive strategies it may use, an investment in the portfolio may not be appropriate for all investors.

(7) Investments in small companies may be more volatile and less liquid than investments in larger companies.

(8) The securities markets of emerging countries in which certain funds may invest may be less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

(9) The current yield more closely reflects the current earnings of the Money Market Portfolio than the total return. Investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit
      Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

(10) Neuberger Berman Management may absorb certain expenses of the AMT Portfolios. Without this arrangement which is subject to change, the total returns of the portfolios could have been less. The investments for the AMT Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the AMT Portfolios. You should be aware that the AMT Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the AMT Portfolios can be expected to vary from those of the other mutual funds.

(11) The Total Return Bond Portfolio may invest a portion of its assets in foreign securities. Investments in foreign securities and markets pose different and possibly greater risk than those customarily associated with domestic securities, including currency fluctuations, foreign taxes and political instability.

(12) Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(13) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(14) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains additional information about AIG Life Insurance Company, the Variable Account, and the policy that may be of interest to you. The website also contains additional information about the policy's variable investment options.

Investment Company Act File Number 811-4687

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION


AIG Life Insurance Company represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                 INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures.


     Written consents of the following persons:
         Kenneth D. Walma
         Joseph P. McKinnon, Jr.
         PricewaterhouseCoopers LLP
         Morgan, Lewis & Bockius LLP


The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

      (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

      (2)   N/A

      (3) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 15, 1989;*

      (4)   N/A

      (5)   (a)   Form of Flexible Premium Variable Life Insurance Policy
                  (1VUL1294)*

            (b) Form of Group Flexible Variable Universal Life Policy (11GVUL0597)*

            (c) Form of Certificate of Group Flexible Variable Universal Life (16GVUL0597)*

            (d) Form of Group Flexible Variable Life Insurance Policy (11GVULD997)**

            (e) Form of Certificate of Group Flexible Variable Universal Life (16GVULD997)**

            (f) Form of Flexible Premium Variable Life Insurance Policy (11VUL800) *****

      (6)   (a)   By-Laws of AIG Life Insurance Company as amended through
                  December 31, 1991;*

            (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

            (c) Restated Certificate of Incorporation, of AIG Life Insurance Company, dated December 31, 1991. The original Certificate of Incorporation was filed in Pennsylvania on June 18, 1962*

      (7)   N/A

      (8)   (a)   Powers of Attorney;***

            (b)   Power of Attorney ****


            (c)   Powers of Attorney (filed electronically herewith).


      (9)   N/A

      (10)  (a)   Form of Life Insurance Application (14APP0396)*

            (b)   Form of Supplemental Application (14SGVUL0597NJ)*

            (c)   Form of Group Life Insurance Application (14GAPP0397NJ)*

            (d)   Form of Group Life Insurance Application (14GVAPP997)**


      (11)  N/A


2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.    Opinion and Consent of Actuary (filed electronically herewith).

4.    N/A

5.    Consent of Independent Accountants (filed electronically herewith).

6.    Consent of Morgan, Lewis & Bockius LLP (filed electronically herewith).

7.    Memorandum Regarding Administrative Procedures.*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90684), dated October 27, 1998.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on Form S-6 (File No. 333-34199), dated March 13, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90684), dated May 1, 1997.

****Incorporated by reference to Registrant's Post-Effective Amendment, No. 2 filed on Form S-6 (File No. 333-71753), dated May 1, 2000.

***** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 333-71753), dated December 29, 2000.

                                   SIGNATURES


      As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2002.


                                        VARIABLE ACOUNT II
                                        ------------------
                                           (Registrant)


                                        By: AIG LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                              (Sponsor)



                                        By: /s/ Kenneth D. Walma
                                        ----------------------------------------
                                        Kenneth D. Walma, Vice President and
                                        Counsel



Attest: /s/ James A. Bambrick
        ----------------------------
                   (Name)

        Chief Operating Officer
        ----------------------------
                  (Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                             Date


Rodney O. Martin, Jr.*             Chairman of the Board of          May 1, 2002
---------------------------        Directors and President
Rodney O. Martin, Jr.

Nicholas Alexander O'Kulich**      Vice Chairman of the Board of     May 1, 2002
---------------------------        Directors
Nicholas Alexander O'Kulich

David L. Herzog*                   Executive Vice President and      May 1, 2002
---------------------------        Chief Financial Officer and
David L. Herzog                    Director

Gary D. Reddick*                   Executive Vice President and      May 1, 2002
---------------------------        Director
Gary D. Reddick

Robert F. Herbert, Jr.*            Senior Vice President and         May 1, 2002
---------------------------        Director
Robert F. Herbert, Jr.

Robinson Kendall Nottingham**      Director                          May 1, 2002
---------------------------
Robinson Kendall Nottingham

Elizabeth Margaret Tuck**          Secretary                         May 1, 2002
---------------------------
Elizabeth Margaret Tuck

 *By: /s/ Pauletta P. Cohn
      ---------------------
      Pauletta P. Cohn
      Attorney in Fact

**By: /s/ Kenneth D. Walma
      ---------------------
      Kenneth D. Walma
      Attorney in Fact

                                INDEX TO EXHIBITS

EXHIBIT


1(8)(c) Power of Attorney


2       Opinion and Consent of Counsel

3       Opinion and Consent of Actuary

5       Consent of Independent Accountants

6       Consent of Morgan, Lewis & Bockius